UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-1352

Fidelity Devonshire Trust
 (Exact name of registrant as specified in charter)

245 Summer St, Boston, MA 02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	July 31, 2015

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments July 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees Contents Shareholder Expense Example Investment Changes (Unaudited) Investments July 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees Contents Shareholder Expense Example Investment Changes (Unaudited) Investments July 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees

Fidelity®

Mid Cap Value

Fund

Semiannual Report

July 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2015 to July 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period* February 1, 2015 to July 31, 2015
Class A	1.14%
Actual		$ 1,000.00	$ 1,044.50	$ 5.78
HypotheticalA		$ 1,000.00	$ 1,019.14	$ 5.71
Class T	1.42%
Actual		$ 1,000.00	$ 1,043.20	$ 7.19
HypotheticalA		$ 1,000.00	$ 1,017.75	$ 7.10
Class B	1.98%
Actual		$ 1,000.00	$ 1,040.40	$ 10.02
HypotheticalA		$ 1,000.00	$ 1,014.98	$ 9.89
Class C	1.88%
Actual		$ 1,000.00	$ 1,040.40	$ 9.51
HypotheticalA		$ 1,000.00	$ 1,015.47	$ 9.39
Mid Cap Value	.85%
Actual		$ 1,000.00	$ 1,045.80	$ 4.31
HypotheticalA		$ 1,000.00	$ 1,020.58	$ 4.26
Class I	.86%
Actual		$ 1,000.00	$ 1,045.80	$ 4.36
HypotheticalA		$ 1,000.00	$ 1,020.53	$ 4.31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Discover Financial Services	2.1	0.0
CF Industries Holdings, Inc.	1.9	1.5
Allstate Corp.	1.7	1.6
Teva Pharmaceutical Industries Ltd. sponsored ADR	1.7	1.0
The Blackstone Group LP	1.6	1.7
Ventas, Inc.	1.6	0.0
Equity Lifestyle Properties, Inc.	1.6	1.4
Public Service Enterprise Group, Inc.	1.6	0.0
Exelon Corp.	1.5	1.3
NorthStar Realty Finance Corp.	1.5	1.4
	16.8
Top Five Market Sectors as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	34.7	33.1
Information Technology	11.2	12.1
Consumer Discretionary	9.5	9.8
Utilities	9.3	10.9
Industrials	8.2	7.7
Asset Allocation (% of fund's net assets)
As of July 31, 2015*		As of January 31, 2015**
	Stocks 98.4%		Stocks 95.3%
	Short-Term Investments and Net Other Assets (Liabilities) 1.6%		Short-Term Investments and Net Other Assets (Liabilities) 4.7%
* Foreign investments	13.2%	** Foreign investments	12.7%

Semiannual Report

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 9.5%
Auto Components - 1.6%
Delphi Automotive PLC	618,800	$ 48,315,904
Tenneco, Inc. (a)	368,000	18,330,080
		66,645,984
Diversified Consumer Services - 0.9%
Houghton Mifflin Harcourt Co. (a)	1,389,100	36,297,183
Hotels, Restaurants & Leisure - 1.1%
Wyndham Worldwide Corp.	538,500	44,437,020
Household Durables - 0.6%
Whirlpool Corp.	129,100	22,944,943
Media - 1.1%
Liberty Global PLC Class A (a)	288,000	15,108,480
Omnicom Group, Inc.	416,200	30,415,896
		45,524,376
Multiline Retail - 0.5%
Dillard's, Inc. Class A	187,700	19,122,876
Specialty Retail - 3.7%
AutoZone, Inc. (a)	61,500	43,107,810
Dick's Sporting Goods, Inc.	194,900	9,936,002
Foot Locker, Inc.	352,400	24,861,820
GameStop Corp. Class A (d)	1,072,440	49,171,374
GNC Holdings, Inc.	290,300	14,285,663
Staples, Inc.	457,800	6,734,238
		148,096,907
TOTAL CONSUMER DISCRETIONARY		383,069,289
CONSUMER STAPLES - 2.6%
Beverages - 0.7%
Molson Coors Brewing Co. Class B	372,800	26,520,992
Food & Staples Retailing - 1.1%
Sysco Corp.	295,700	10,736,867
Whole Foods Market, Inc.	881,100	32,072,040
		42,808,907
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 0.4%
Bunge Ltd.	58,000	$ 4,631,300
The J.M. Smucker Co.	96,000	10,722,240
		15,353,540
Household Products - 0.1%
Energizer Holdings, Inc.	123,500	4,755,985
Personal Products - 0.3%
Edgewell Personal Care Co. (a)	143,600	13,743,956
TOTAL CONSUMER STAPLES		103,183,380
ENERGY - 8.1%
Energy Equipment & Services - 1.4%
Baker Hughes, Inc.	617,400	35,901,810
Cameron International Corp. (a)	203,600	10,273,656
Nabors Industries Ltd.	344,900	4,004,289
Unit Corp. (a)	271,700	5,360,641
		55,540,396
Oil, Gas & Consumable Fuels - 6.7%
Apache Corp.	859,000	39,393,740
Cimarex Energy Co.	350,800	36,525,296
Cobalt International Energy, Inc. (a)	718,600	5,540,406
Columbia Pipeline Group, Inc.	1,017,700	29,696,486
EQT Corp.	562,200	43,205,070
Marathon Oil Corp.	1,342,400	28,203,824
Marathon Petroleum Corp.	461,400	25,224,738
Newfield Exploration Co. (a)	780,800	25,602,432
QEP Resources, Inc.	2,724,700	37,818,836
		271,210,828
TOTAL ENERGY		326,751,224
FINANCIALS - 34.7%
Banks - 5.1%
Comerica, Inc.	355,100	16,842,393
Fifth Third Bancorp	1,606,957	33,858,584
PNC Financial Services Group, Inc.	143,200	14,059,376
Prosperity Bancshares, Inc.	471,300	25,728,267
Regions Financial Corp.	3,125,800	32,477,062
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
SunTrust Banks, Inc.	1,198,900	$ 53,159,226
U.S. Bancorp	673,400	30,444,414
		206,569,322
Capital Markets - 4.7%
Fortress Investment Group LLC	2,377,900	16,264,836
Invesco Ltd.	748,300	28,884,380
KKR & Co. LP	749,900	17,922,610
Lazard Ltd. Class A	294,200	16,301,622
Northern Trust Corp.	401,400	30,703,086
Raymond James Financial, Inc.	262,300	15,475,700
The Blackstone Group LP	1,677,600	65,845,800
		191,398,034
Consumer Finance - 4.3%
Capital One Financial Corp.	383,000	31,137,900
Discover Financial Services	1,501,900	83,821,040
Navient Corp.	2,426,237	38,091,921
Springleaf Holdings, Inc. (a)	408,100	20,613,131
		173,663,992
Diversified Financial Services - 0.3%
PHH Corp. (a)	545,100	13,605,696
Insurance - 9.9%
ACE Ltd.	533,700	58,050,549
Allied World Assur Co. Holdings AG	409,200	17,292,792
Allstate Corp.	999,676	68,927,660
AmTrust Financial Services, Inc. (d)	427,155	29,691,544
Arch Capital Group Ltd. (a)	502,800	35,879,808
Assurant, Inc.	56,000	4,177,600
Brown & Brown, Inc.	1,666,300	55,737,735
FNF Group	1,127,800	44,085,702
Principal Financial Group, Inc.	521,200	28,931,812
Progressive Corp.	1,010,100	30,808,050
The Chubb Corp.	194,400	24,169,752
		397,753,004
Real Estate Investment Trusts - 10.1%
American Capital Agency Corp.	1,735,500	33,425,730
Equity Lifestyle Properties, Inc.	1,105,700	63,997,916
FelCor Lodging Trust, Inc.	830,600	7,774,416
Lamar Advertising Co. Class A	621,900	37,345,095
MFA Financial, Inc.	5,332,500	40,153,725
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
NorthStar Realty Finance Corp.	3,919,050	$ 62,704,800
Outfront Media, Inc.	822,200	20,661,886
Piedmont Office Realty Trust, Inc. Class A (d)	1,111,100	20,233,131
RLJ Lodging Trust	611,900	18,252,977
Ventas, Inc.	970,800	65,130,972
Weyerhaeuser Co.	1,274,400	39,111,336
		408,791,984
Real Estate Management & Development - 0.3%
Realogy Holdings Corp. (a)	279,300	12,713,736
TOTAL FINANCIALS		1,404,495,768
HEALTH CARE - 8.1%
Health Care Equipment & Supplies - 2.2%
Boston Scientific Corp. (a)	1,125,200	19,510,968
Medtronic PLC	388,854	30,482,265
Zimmer Biomet Holdings, Inc.	358,000	37,257,060
		87,250,293
Health Care Providers & Services - 2.0%
Cigna Corp.	146,800	21,148,008
Laboratory Corp. of America Holdings (a)	262,300	33,388,167
Omnicare, Inc.	295,900	28,657,915
		83,194,090
Pharmaceuticals - 3.9%
Allergan PLC (a)	133,000	44,042,950
Hospira, Inc. (a)	208,400	18,641,380
Mallinckrodt PLC (a)	209,600	25,982,016
Teva Pharmaceutical Industries Ltd. sponsored ADR	997,900	68,875,058
		157,541,404
TOTAL HEALTH CARE		327,985,787
INDUSTRIALS - 8.2%
Aerospace & Defense - 1.6%
L-3 Communications Holdings, Inc.	188,900	21,810,394
United Technologies Corp.	405,800	40,705,798
		62,516,192
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - 0.3%
American Airlines Group, Inc.	296,700	$ 11,897,670
Construction & Engineering - 1.5%
AECOM Technology Corp. (a)	1,244,070	38,354,681
Jacobs Engineering Group, Inc. (a)	540,400	22,761,648
		61,116,329
Electrical Equipment - 1.6%
Babcock & Wilcox Enterprises, Inc. (a)	489,985	9,662,504
BWX Technologies, Inc.	924,270	22,700,071
EnerSys	186,000	11,615,700
Regal Beloit Corp.	270,600	18,787,758
		62,766,033
Industrial Conglomerates - 1.0%
Danaher Corp.	459,700	42,090,132
Machinery - 1.6%
AGCO Corp.	146,500	8,058,965
Cummins, Inc.	48,200	6,243,346
Stanley Black & Decker, Inc.	292,200	30,824,178
Valmont Industries, Inc. (d)	188,400	20,955,732
		66,082,221
Road & Rail - 0.6%
Old Dominion Freight Lines, Inc. (a)	337,100	24,658,865
TOTAL INDUSTRIALS		331,127,442
INFORMATION TECHNOLOGY - 11.2%
Communications Equipment - 2.1%
Brocade Communications Systems, Inc.	3,523,800	36,154,188
Harris Corp.	391,900	32,504,186
QUALCOMM, Inc.	261,500	16,837,985
		85,496,359
Electronic Equipment & Components - 0.9%
TE Connectivity Ltd.	575,700	35,071,644
IT Services - 1.8%
Computer Sciences Corp.	357,000	23,358,510
Science Applications International Corp.	651,300	34,961,784
Total System Services, Inc.	288,700	13,343,714
		71,664,008
Semiconductors & Semiconductor Equipment - 2.0%
Broadcom Corp. Class A	352,600	17,845,086
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Marvell Technology Group Ltd.	2,235,300	$ 27,807,132
Micron Technology, Inc. (a)	1,098,200	20,327,682
Qorvo, Inc. (a)	259,135	15,016,873
		80,996,773
Software - 1.8%
Citrix Systems, Inc. (a)	117,100	8,853,931
Symantec Corp.	1,664,500	37,850,730
Synopsys, Inc. (a)	541,300	27,519,692
		74,224,353
Technology Hardware, Storage & Peripherals - 2.6%
EMC Corp.	1,150,300	30,931,567
NCR Corp. (a)	341,200	9,396,648
SanDisk Corp.	199,300	12,015,797
Western Digital Corp.	596,600	51,343,396
		103,687,408
TOTAL INFORMATION TECHNOLOGY		451,140,545
MATERIALS - 6.7%
Chemicals - 4.1%
Agrium, Inc.	142,300	14,558,046
CF Industries Holdings, Inc.	1,288,300	76,267,360
LyondellBasell Industries NV Class A	573,900	53,849,037
Sigma Aldrich Corp.	150,100	20,955,461
		165,629,904
Containers & Packaging - 2.0%
Graphic Packaging Holding Co.	1,843,900	27,842,890
WestRock Co.	849,000	53,537,940
		81,380,830
Metals & Mining - 0.6%
Steel Dynamics, Inc.	1,224,200	24,520,726
TOTAL MATERIALS		271,531,460
UTILITIES - 9.3%
Electric Utilities - 5.4%
American Electric Power Co., Inc.	713,400	40,357,038
Edison International	588,600	35,321,886
Exelon Corp.	1,955,100	62,739,159
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
IDACORP, Inc.	526,100	$ 32,676,071
PPL Corp.	1,053,300	33,505,473
Xcel Energy, Inc.	456,200	15,816,454
		220,416,081
Gas Utilities - 0.8%
Atmos Energy Corp.	593,800	32,837,140
Multi-Utilities - 3.1%
CMS Energy Corp.	1,028,400	35,232,984
DTE Energy Co.	119,800	9,639,108
NiSource, Inc.	920,400	16,070,184
Public Service Enterprise Group, Inc.	1,521,900	63,417,573
		124,359,849
TOTAL UTILITIES		377,613,070
TOTAL COMMON STOCKS (Cost $3,706,455,701)		3,976,897,965
Money Market Funds - 4.2%

Fidelity Cash Central Fund, 0.17% (b)	76,838,984	76,838,984
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	94,589,128	94,589,128
TOTAL MONEY MARKET FUNDS (Cost $171,428,112)		171,428,112
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $3,877,883,813)		4,148,326,077
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(106,280,591)
NET ASSETS - 100%		$ 4,042,045,486
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 100,359
Fidelity Securities Lending Cash Central Fund	930,979
Total	$ 1,031,338
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	86.8%
Bermuda	2.9%
Switzerland	2.8%
Ireland	2.5%
Israel	1.7%
Netherlands	1.3%
Bailiwick of Jersey	1.2%
Others (Individually Less Than 1%)	0.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $92,178,821) - See accompanying schedule: Unaffiliated issuers (cost $3,706,455,701)	$ 3,976,897,965
Fidelity Central Funds (cost $171,428,112)	171,428,112
Total Investments (cost $3,877,883,813)		$ 4,148,326,077
Receivable for investments sold		21,578,524
Receivable for fund shares sold		8,827,311
Dividends receivable		2,593,157
Distributions receivable from Fidelity Central Funds		165,252
Other receivables		45,495
Total assets		4,181,535,816

Liabilities
Payable for investments purchased	$ 31,075,629
Payable for fund shares redeemed	10,739,922
Accrued management fee	2,152,510
Distribution and service plan fees payable	190,073
Other affiliated payables	688,307
Other payables and accrued expenses	54,761
Collateral on securities loaned, at value	94,589,128
Total liabilities		139,490,330

Net Assets		$ 4,042,045,486
Net Assets consist of:
Paid in capital		$ 3,611,880,889
Undistributed net investment income		24,761,030
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		134,961,496
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		270,442,071
Net Assets		$ 4,042,045,486

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($291,520,245 ÷ 11,763,114 shares)	$ 24.78

Maximum offering price per share (100/94.25 of $24.78)	$ 26.29
Class T: Net Asset Value and redemption price per share ($53,299,953 ÷ 2,161,251 shares)	$ 24.66

Maximum offering price per share (100/96.50 of $24.66)	$ 25.55
Class B: Net Asset Value and offering price per share ($1,846,673 ÷ 75,784 shares)A	$ 24.37

Class C: Net Asset Value and offering price per share ($132,945,479 ÷ 5,522,255 shares)A	$ 24.07

Mid Cap Value: Net Asset Value, offering price and redemption price per share ($3,266,666,111 ÷ 130,291,866 shares)	$ 25.07

Class I: Net Asset Value, offering price and redemption price per share ($295,767,025 ÷ 11,873,836 shares)	$ 24.91

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2015 (Unaudited)

Investment Income
Dividends		$ 40,648,810
Income from Fidelity Central Funds		1,031,338
Total income		41,680,148

Expenses
Management fee
Basic fee	$ 10,335,964
Performance adjustment	1,523,778
Transfer agent fees	3,437,497
Distribution and service plan fees	968,566
Accounting and security lending fees	523,142
Custodian fees and expenses	55,781
Independent trustees' compensation	7,460
Registration fees	211,929
Audit	28,074
Legal	3,510
Miscellaneous	9,260
Total expenses before reductions	17,104,961
Expense reductions	(140,921)	16,964,040
Net investment income (loss)		24,716,108
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	137,611,611
Foreign currency transactions	9,918
Total net realized gain (loss)		137,621,529
Change in net unrealized appreciation (depreciation) on: Investment securities	(22,792,836)
Assets and liabilities in foreign currencies	(193)
Total change in net unrealized appreciation (depreciation)		(22,793,029)
Net gain (loss)		114,828,500
Net increase (decrease) in net assets resulting from operations		$ 139,544,608

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2015 (Unaudited)	Year ended January 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 24,716,108	$ 26,342,832
Net realized gain (loss)	137,621,529	126,151,773
Change in net unrealized appreciation (depreciation)	(22,793,029)	142,120,089
Net increase (decrease) in net assets resulting from operations	139,544,608	294,614,694
Distributions to shareholders from net investment income	(649,990)	(21,836,059)
Distributions to shareholders from net realized gain	(25,375,149)	(128,905,943)
Total distributions	(26,025,139)	(150,742,002)
Share transactions - net increase (decrease)	802,783,513	1,431,070,354
Redemption fees	54,006	59,793
Total increase (decrease) in net assets	916,356,988	1,575,002,839

Net Assets
Beginning of period	3,125,688,498	1,550,685,659
End of period (including undistributed net investment income of $24,761,030 and undistributed net investment income of $694,912, respectively)	$ 4,042,045,486	$ 3,125,688,498

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 23.90	$ 21.78	$ 19.24	$ 15.87	$ 16.16	$ 12.35
Income from Investment Operations
Net investment income (loss) E	.13	.24	.24	.20	.07	-I
Net realized and unrealized gain (loss)	.93	3.45	4.29	3.38	(.29)	3.85
Total from investment operations	1.06	3.69	4.53	3.58	(.22)	3.85
Distributions from net investment income	-I	(.17)	(.19)	(.21)	(.07)	(.04)
Distributions from net realized gain	(.18)	(1.40)	(1.79)	-	-	-
Total distributions	(.18)	(1.57)	(1.99)J	(.21)	(.07)	(.04)
Redemption fees added to paid in capitalE,I	-	-	-	-	-	-
Net asset value, end of period	$ 24.78	$ 23.90	$ 21.78	$ 19.24	$ 15.87	$ 16.16
Total ReturnB, C, D	4.45%	17.32%	23.69%	22.73%	(1.34)%	31.14%
Ratios to Average Net Assets F, H
Expenses before reductions	1.14%A	1.15%	1.15%	1.15%	1.17%	1.17%
Expenses net of fee waivers, if any	1.14%A	1.15%	1.15%	1.15%	1.17%	1.17%
Expenses net of all reductions	1.13%A	1.15%	1.14%	1.12%	1.16%	1.17%
Net investment income (loss)	1.08%A	1.04%	1.11%	1.15%	.44%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 291,520	$ 171,263	$ 67,826	$ 24,436	$ 19,578	$ 23,608
Portfolio turnover rateG	68%A	69%	169%	180%	173%	133%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $1.99 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $1.793 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 23.81	$ 21.70	$ 19.21	$ 15.84	$ 16.14	$ 12.34
Income from Investment Operations
Net investment income (loss) E	.10	.17	.18	.15	.03	(.03)
Net realized and unrealized gain (loss)	.93	3.44	4.27	3.38	(.29)	3.83
Total from investment operations	1.03	3.61	4.45	3.53	(.26)	3.80
Distributions from net investment income	-	(.10)	(.17)	(.16)	(.04)	-
Distributions from net realized gain	(.18)	(1.40)	(1.79)	-	-	-
Total distributions	(.18)	(1.50)	(1.96)	(.16)	(.04)	-
Redemption fees added to paid in capitalE,I	-	-	-	-	-	-
Net asset value, end of period	$ 24.66	$ 23.81	$ 21.70	$ 19.21	$ 15.84	$ 16.14
Total ReturnB, C, D	4.32%	16.98%	23.32%	22.42%	(1.59)%	30.79%
Ratios to Average Net Assets F, H
Expenses before reductions	1.42%A	1.44%	1.42%	1.42%	1.43%	1.43%
Expenses net of fee waivers, if any	1.42%A	1.44%	1.42%	1.42%	1.43%	1.43%
Expenses net of all reductions	1.41%A	1.44%	1.41%	1.38%	1.42%	1.43%
Net investment income (loss)	.80%A	.74%	.84%	.89%	.18%	(.24)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,300	$ 40,752	$ 24,136	$ 8,358	$ 6,823	$ 6,993
Portfolio turnover rateG	68%A	69%	169%	180%	173%	133%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 23.58	$ 21.48	$ 19.03	$ 15.71	$ 16.04	$ 12.32
Income from Investment Operations
Net investment income (loss) E	.03	.05	.07	.07	(.05)	(.10)
Net realized and unrealized gain (loss)	.92	3.40	4.22	3.34	(.28)	3.82
Total from investment operations	.95	3.45	4.29	3.41	(.33)	3.72
Distributions from net investment income	-	-	(.05)	(.09)	-	-
Distributions from net realized gain	(.16)	(1.35)	(1.79)	-	-	-
Total distributions	(.16)	(1.35)	(1.84)	(.09)	-	-
Redemption fees added to paid in capitalE,I	-	-	-	-	-	-
Net asset value, end of period	$ 24.37	$ 23.58	$ 21.48	$ 19.03	$ 15.71	$ 16.04
Total ReturnB, C, D	4.04%	16.38%	22.70%	21.79%	(2.06)%	30.19%
Ratios to Average Net Assets F, H
Expenses before reductions	1.98%A	1.96%	1.91%	1.91%	1.92%	1.93%
Expenses net of fee waivers, if any	1.98%A	1.96%	1.91%	1.91%	1.92%	1.93%
Expenses net of all reductions	1.98%A	1.96%	1.91%	1.87%	1.91%	1.92%
Net investment income (loss)	.23%A	.22%	.34%	.40%	(.31)%	(.74)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,847	$ 2,256	$ 2,302	$ 1,533	$ 1,376	$ 1,793
Portfolio turnover rateG	68%A	69%	169%	180%	173%	133%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 23.30	$ 21.31	$ 18.93	$ 15.65	$ 15.98	$ 12.27
Income from Investment Operations
Net investment income (loss) E	.04	.07	.08	.07	(.05)	(.10)
Net realized and unrealized gain (loss)	.90	3.37	4.20	3.32	(.28)	3.81
Total from investment operations	.94	3.44	4.28	3.39	(.33)	3.71
Distributions from net investment income	-	(.06)	(.11)	(.11)	-	-
Distributions from net realized gain	(.17)	(1.39)	(1.79)	-	-	-
Total distributions	(.17)	(1.45)	(1.90)	(.11)	-	-
Redemption fees added to paid in capitalE,I	-	-	-	-	-	-
Net asset value, end of period	$ 24.07	$ 23.30	$ 21.31	$ 18.93	$ 15.65	$ 15.98
Total ReturnB, C, D	4.04%	16.48%	22.77%	21.73%	(2.07)%	30.24%
Ratios to Average Net Assets F, H
Expenses before reductions	1.88%A	1.89%	1.89%	1.91%	1.92%	1.93%
Expenses net of fee waivers, if any	1.88%A	1.89%	1.89%	1.91%	1.92%	1.93%
Expenses net of all reductions	1.88%A	1.89%	1.89%	1.87%	1.91%	1.92%
Net investment income (loss)	.33%A	.29%	.36%	.40%	(.31)%	(.73)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 132,945	$ 71,263	$ 25,177	$ 6,820	$ 5,000	$ 5,309
Portfolio turnover rateG	68%A	69%	169%	180%	173%	133%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mid Cap Value

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 24.15	$ 21.96	$ 19.37	$ 15.97	$ 16.26	$ 12.41
Income from Investment Operations
Net investment income (loss) D	.17	.32	.32	.25	.12	.04
Net realized and unrealized gain (loss)	.94	3.49	4.31	3.41	(.30)	3.87
Total from investment operations	1.11	3.81	4.63	3.66	(.18)	3.91
Distributions from net investment income	(.01)	(.22)	(.25)	(.26)	(.11)	(.06)
Distributions from net realized gain	(.18)	(1.40)	(1.79)	-	-	-
Total distributions	(.19)	(1.62)	(2.04)	(.26)	(.11)	(.06)
Redemption fees added to paid in capitalD,H	-	-	-	-	-	-
Net asset value, end of period	$ 25.07	$ 24.15	$ 21.96	$ 19.37	$ 15.97	$ 16.26
Total ReturnB, C	4.58%	17.75%	24.08%	23.07%	(1.04)%	31.51%
Ratios to Average Net Assets E, G
Expenses before reductions	.85%A	.83%	.80%	.85%	.88%	.91%
Expenses net of fee waivers, if any	.85%A	.83%	.80%	.85%	.88%	.91%
Expenses net of all reductions	.84%A	.83%	.80%	.81%	.87%	.90%
Net investment income (loss)	1.37%A	1.36%	1.45%	1.46%	.73%	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,266,666	$ 2,691,765	$ 1,404,968	$ 638,425	$ 553,947	$ 666,277
Portfolio turnover rateF	68%A	69%	169%	180%	173%	133%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class I

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 24.00	$ 21.84	$ 19.29	$ 15.91	$ 16.20	$ 12.36
Income from Investment Operations
Net investment income (loss) D	.17	.32	.31	.24	.11	.04
Net realized and unrealized gain (loss)	.93	3.47	4.28	3.40	(.29)	3.85
Total from investment operations	1.10	3.79	4.59	3.64	(.18)	3.89
Distributions from net investment income	(.01)	(.23)	(.25)	(.26)	(.11)	(.05)
Distributions from net realized gain	(.18)	(1.40)	(1.79)	-	-	-
Total distributions	(.19)	(1.63)	(2.04)	(.26)	(.11)	(.05)
Redemption fees added to paid in capitalD,H	-	-	-	-	-	-
Net asset value, end of period	$ 24.91	$ 24.00	$ 21.84	$ 19.29	$ 15.91	$ 16.20
Total ReturnB, C	4.58%	17.75%	23.98%	23.05%	(1.07)%	31.51%
Ratios to Average Net Assets E, G
Expenses before reductions	.86%A	.85%	.85%	.89%	.91%	.92%
Expenses net of fee waivers, if any	.86%A	.85%	.85%	.89%	.91%	.92%
Expenses net of all reductions	.85%A	.85%	.85%	.85%	.90%	.92%
Net investment income (loss)	1.35%A	1.33%	1.40%	1.42%	.71%	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 295,767	$ 148,390	$ 26,277	$ 7,875	$ 3,667	$ 3,507
Portfolio turnover rateF	68%A	69%	169%	180%	173%	133%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2015 (Unaudited)

1. Organization.

Fidelity® Mid Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Mid Cap Value and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to partnerships, foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 411,009,595
Gross unrealized depreciation	(146,641,322)
Net unrealized appreciation (depreciation) on securities	$ 264,368,273

Tax Cost	$ 3,883,957,804

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, will be retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $2,116,249,289 and $1,222,394,964, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Mid Cap Value as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annualized

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Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

management fee rate, including the performance adjustment, was .63% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 301,862	$ 12,195
Class T	.25%	.25%	127,792	1,008
Class B	.75%	.25%	10,795	8,140
Class C	.75%	.25%	528,117	317,012
			$ 968,566	$ 338,355

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 159,893
Class T	18,808
Class B*	256
Class C*	18,093
$ 197,050

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

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5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 262,682.22
Class T	62,808.25
Class B	3,327.31
Class C	114,118.21
Mid Cap Value	2,775,216.18
Institutional Class	219,346.19
	$ 3,437,497

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $29,463 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,647 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

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Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,063,250. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $930,979, including $6,508 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $80,359 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $535.

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8. Expense Reductions - continued

In addition, during the period the investment adviser reimbursed/waived a portion of fund-level operating expenses in the amount of $15,879 and a portion of class-level operating expenses as follows:

Amount
Class A	$ 2,156
Class T	241
Class B	5
Class C	815
Mid Cap Value	39,436
Class I	1,495
$ 44,148

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2015	Year ended January 31, 2015
From net investment income
Class A	$ 8,425	$ 969,281
Class T	-	152,295
Class C	-	141,550
Mid Cap Value	595,764	19,603,909
Class I	45,801	969,024
Total	$ 649,990	$ 21,836,059
From net realized gain
Class A	$ 1,516,586	$ 6,833,929
Class T	353,112	1,937,211
Class B	15,191	135,122
Class C	615,837	2,786,812
Mid Cap Value	21,500,401	112,669,602
Class I	1,374,022	4,543,267
Total	$ 25,375,149	$ 128,905,943

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Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended July 31, 2015	Year ended January 31, 2015	Six months ended July 31, 2015	Year ended January 31, 2015
Class A
Shares sold	5,443,133	5,005,202	$ 135,959,293	$ 119,669,419
Reinvestment of distributions	58,562	319,527	1,435,941	7,424,820
Shares redeemed	(903,677)	(1,274,281)	(22,633,323)	(30,077,303)
Net increase (decrease)	4,598,018	4,050,448	$ 114,761,911	$ 97,016,936
Class T
Shares sold	838,457	809,175	$ 20,747,232	$ 19,107,949
Reinvestment of distributions	14,133	89,278	345,277	2,059,912
Shares redeemed	(402,551)	(299,512)	(10,102,473)	(7,012,597)
Net increase (decrease)	450,039	598,941	$ 10,990,036	$ 14,155,264
Class B
Shares sold	9,110	31,756	$ 224,220	$ 732,066
Reinvestment of distributions	609	5,764	14,739	130,913
Shares redeemed	(29,610)	(49,044)	(728,757)	(1,130,186)
Net increase (decrease)	(19,891)	(11,524)	$ (489,798)	$ (267,207)
Class C
Shares sold	2,799,190	2,044,450	$ 68,122,419	$ 47,494,884
Reinvestment of distributions	23,414	120,516	559,367	2,733,012
Shares redeemed	(358,906)	(287,883)	(8,732,443)	(6,583,222)
Net increase (decrease)	2,463,698	1,877,083	$ 59,949,343	$ 43,644,674
Mid Cap Value
Shares sold	37,403,833	61,038,580	$ 944,043,149	$ 1,478,921,063
Reinvestment of distributions	847,360	5,413,935	20,997,876	126,755,721
Shares redeemed	(19,427,598)	(18,955,051)	(490,217,092)	(448,724,645)
Net increase (decrease)	18,823,595	47,497,464	$ 474,823,933	$ 1,156,952,139
Class I
Shares sold	6,962,159	5,403,183	$ 174,822,280	$ 129,695,746
Reinvestment of distributions	52,125	213,524	1,283,322	5,006,480
Shares redeemed	(1,324,602)	(635,481)	(33,357,514)	(15,133,678)
Net increase (decrease)	5,689,682	4,981,226	$ 142,748,088	$ 119,568,548

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11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

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The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and information security and to increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in April 2013.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

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Fidelity Mid Cap Value Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Mid Cap Value Fund

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The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, and the retail class ranked below its competitive median for 2014, the total expense ratio of Class B ranked equal to its competitive median for 2014, and the total expense ratio of Class T ranked above its competitive median for 2014. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although Class T was above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins, with particular focus on certain funds with negative margins; (vi) the realization of fall-out benefits in certain Fidelity business units; (vii) economies of scale and the way in which they are shared with fund shareholders; (viii) Fidelity's group fee structures, including the group fee schedule of breakpoints; (ix) the impact of cost containment measures on the funds; and (x) the transfer agent fee structure.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited
Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

MCV-USAN-0915
1.900182.106

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Mid Cap Value

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

July 31, 2015

(Fidelity Cover Art)

Class A, Class T, Class B, and
Class C are classes of Fidelity®
Mid Cap Value Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2015 to July 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period* February 1, 2015 to July 31, 2015
Class A	1.14%
Actual		$ 1,000.00	$ 1,044.50	$ 5.78
HypotheticalA		$ 1,000.00	$ 1,019.14	$ 5.71
Class T	1.42%
Actual		$ 1,000.00	$ 1,043.20	$ 7.19
HypotheticalA		$ 1,000.00	$ 1,017.75	$ 7.10
Class B	1.98%
Actual		$ 1,000.00	$ 1,040.40	$ 10.02
HypotheticalA		$ 1,000.00	$ 1,014.98	$ 9.89
Class C	1.88%
Actual		$ 1,000.00	$ 1,040.40	$ 9.51
HypotheticalA		$ 1,000.00	$ 1,015.47	$ 9.39
Mid Cap Value	.85%
Actual		$ 1,000.00	$ 1,045.80	$ 4.31
HypotheticalA		$ 1,000.00	$ 1,020.58	$ 4.26
Class I	.86%
Actual		$ 1,000.00	$ 1,045.80	$ 4.36
HypotheticalA		$ 1,000.00	$ 1,020.53	$ 4.31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Discover Financial Services	2.1	0.0
CF Industries Holdings, Inc.	1.9	1.5
Allstate Corp.	1.7	1.6
Teva Pharmaceutical Industries Ltd. sponsored ADR	1.7	1.0
The Blackstone Group LP	1.6	1.7
Ventas, Inc.	1.6	0.0
Equity Lifestyle Properties, Inc.	1.6	1.4
Public Service Enterprise Group, Inc.	1.6	0.0
Exelon Corp.	1.5	1.3
NorthStar Realty Finance Corp.	1.5	1.4
	16.8
Top Five Market Sectors as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	34.7	33.1
Information Technology	11.2	12.1
Consumer Discretionary	9.5	9.8
Utilities	9.3	10.9
Industrials	8.2	7.7
Asset Allocation (% of fund's net assets)
As of July 31, 2015*		As of January 31, 2015**
	Stocks 98.4%		Stocks 95.3%
	Short-Term Investments and Net Other Assets (Liabilities) 1.6%		Short-Term Investments and Net Other Assets (Liabilities) 4.7%
* Foreign investments	13.2%	** Foreign investments	12.7%

Semiannual Report

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 9.5%
Auto Components - 1.6%
Delphi Automotive PLC	618,800	$ 48,315,904
Tenneco, Inc. (a)	368,000	18,330,080
		66,645,984
Diversified Consumer Services - 0.9%
Houghton Mifflin Harcourt Co. (a)	1,389,100	36,297,183
Hotels, Restaurants & Leisure - 1.1%
Wyndham Worldwide Corp.	538,500	44,437,020
Household Durables - 0.6%
Whirlpool Corp.	129,100	22,944,943
Media - 1.1%
Liberty Global PLC Class A (a)	288,000	15,108,480
Omnicom Group, Inc.	416,200	30,415,896
		45,524,376
Multiline Retail - 0.5%
Dillard's, Inc. Class A	187,700	19,122,876
Specialty Retail - 3.7%
AutoZone, Inc. (a)	61,500	43,107,810
Dick's Sporting Goods, Inc.	194,900	9,936,002
Foot Locker, Inc.	352,400	24,861,820
GameStop Corp. Class A (d)	1,072,440	49,171,374
GNC Holdings, Inc.	290,300	14,285,663
Staples, Inc.	457,800	6,734,238
		148,096,907
TOTAL CONSUMER DISCRETIONARY		383,069,289
CONSUMER STAPLES - 2.6%
Beverages - 0.7%
Molson Coors Brewing Co. Class B	372,800	26,520,992
Food & Staples Retailing - 1.1%
Sysco Corp.	295,700	10,736,867
Whole Foods Market, Inc.	881,100	32,072,040
		42,808,907
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 0.4%
Bunge Ltd.	58,000	$ 4,631,300
The J.M. Smucker Co.	96,000	10,722,240
		15,353,540
Household Products - 0.1%
Energizer Holdings, Inc.	123,500	4,755,985
Personal Products - 0.3%
Edgewell Personal Care Co. (a)	143,600	13,743,956
TOTAL CONSUMER STAPLES		103,183,380
ENERGY - 8.1%
Energy Equipment & Services - 1.4%
Baker Hughes, Inc.	617,400	35,901,810
Cameron International Corp. (a)	203,600	10,273,656
Nabors Industries Ltd.	344,900	4,004,289
Unit Corp. (a)	271,700	5,360,641
		55,540,396
Oil, Gas & Consumable Fuels - 6.7%
Apache Corp.	859,000	39,393,740
Cimarex Energy Co.	350,800	36,525,296
Cobalt International Energy, Inc. (a)	718,600	5,540,406
Columbia Pipeline Group, Inc.	1,017,700	29,696,486
EQT Corp.	562,200	43,205,070
Marathon Oil Corp.	1,342,400	28,203,824
Marathon Petroleum Corp.	461,400	25,224,738
Newfield Exploration Co. (a)	780,800	25,602,432
QEP Resources, Inc.	2,724,700	37,818,836
		271,210,828
TOTAL ENERGY		326,751,224
FINANCIALS - 34.7%
Banks - 5.1%
Comerica, Inc.	355,100	16,842,393
Fifth Third Bancorp	1,606,957	33,858,584
PNC Financial Services Group, Inc.	143,200	14,059,376
Prosperity Bancshares, Inc.	471,300	25,728,267
Regions Financial Corp.	3,125,800	32,477,062
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
SunTrust Banks, Inc.	1,198,900	$ 53,159,226
U.S. Bancorp	673,400	30,444,414
		206,569,322
Capital Markets - 4.7%
Fortress Investment Group LLC	2,377,900	16,264,836
Invesco Ltd.	748,300	28,884,380
KKR & Co. LP	749,900	17,922,610
Lazard Ltd. Class A	294,200	16,301,622
Northern Trust Corp.	401,400	30,703,086
Raymond James Financial, Inc.	262,300	15,475,700
The Blackstone Group LP	1,677,600	65,845,800
		191,398,034
Consumer Finance - 4.3%
Capital One Financial Corp.	383,000	31,137,900
Discover Financial Services	1,501,900	83,821,040
Navient Corp.	2,426,237	38,091,921
Springleaf Holdings, Inc. (a)	408,100	20,613,131
		173,663,992
Diversified Financial Services - 0.3%
PHH Corp. (a)	545,100	13,605,696
Insurance - 9.9%
ACE Ltd.	533,700	58,050,549
Allied World Assur Co. Holdings AG	409,200	17,292,792
Allstate Corp.	999,676	68,927,660
AmTrust Financial Services, Inc. (d)	427,155	29,691,544
Arch Capital Group Ltd. (a)	502,800	35,879,808
Assurant, Inc.	56,000	4,177,600
Brown & Brown, Inc.	1,666,300	55,737,735
FNF Group	1,127,800	44,085,702
Principal Financial Group, Inc.	521,200	28,931,812
Progressive Corp.	1,010,100	30,808,050
The Chubb Corp.	194,400	24,169,752
		397,753,004
Real Estate Investment Trusts - 10.1%
American Capital Agency Corp.	1,735,500	33,425,730
Equity Lifestyle Properties, Inc.	1,105,700	63,997,916
FelCor Lodging Trust, Inc.	830,600	7,774,416
Lamar Advertising Co. Class A	621,900	37,345,095
MFA Financial, Inc.	5,332,500	40,153,725
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
NorthStar Realty Finance Corp.	3,919,050	$ 62,704,800
Outfront Media, Inc.	822,200	20,661,886
Piedmont Office Realty Trust, Inc. Class A (d)	1,111,100	20,233,131
RLJ Lodging Trust	611,900	18,252,977
Ventas, Inc.	970,800	65,130,972
Weyerhaeuser Co.	1,274,400	39,111,336
		408,791,984
Real Estate Management & Development - 0.3%
Realogy Holdings Corp. (a)	279,300	12,713,736
TOTAL FINANCIALS		1,404,495,768
HEALTH CARE - 8.1%
Health Care Equipment & Supplies - 2.2%
Boston Scientific Corp. (a)	1,125,200	19,510,968
Medtronic PLC	388,854	30,482,265
Zimmer Biomet Holdings, Inc.	358,000	37,257,060
		87,250,293
Health Care Providers & Services - 2.0%
Cigna Corp.	146,800	21,148,008
Laboratory Corp. of America Holdings (a)	262,300	33,388,167
Omnicare, Inc.	295,900	28,657,915
		83,194,090
Pharmaceuticals - 3.9%
Allergan PLC (a)	133,000	44,042,950
Hospira, Inc. (a)	208,400	18,641,380
Mallinckrodt PLC (a)	209,600	25,982,016
Teva Pharmaceutical Industries Ltd. sponsored ADR	997,900	68,875,058
		157,541,404
TOTAL HEALTH CARE		327,985,787
INDUSTRIALS - 8.2%
Aerospace & Defense - 1.6%
L-3 Communications Holdings, Inc.	188,900	21,810,394
United Technologies Corp.	405,800	40,705,798
		62,516,192
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - 0.3%
American Airlines Group, Inc.	296,700	$ 11,897,670
Construction & Engineering - 1.5%
AECOM Technology Corp. (a)	1,244,070	38,354,681
Jacobs Engineering Group, Inc. (a)	540,400	22,761,648
		61,116,329
Electrical Equipment - 1.6%
Babcock & Wilcox Enterprises, Inc. (a)	489,985	9,662,504
BWX Technologies, Inc.	924,270	22,700,071
EnerSys	186,000	11,615,700
Regal Beloit Corp.	270,600	18,787,758
		62,766,033
Industrial Conglomerates - 1.0%
Danaher Corp.	459,700	42,090,132
Machinery - 1.6%
AGCO Corp.	146,500	8,058,965
Cummins, Inc.	48,200	6,243,346
Stanley Black & Decker, Inc.	292,200	30,824,178
Valmont Industries, Inc. (d)	188,400	20,955,732
		66,082,221
Road & Rail - 0.6%
Old Dominion Freight Lines, Inc. (a)	337,100	24,658,865
TOTAL INDUSTRIALS		331,127,442
INFORMATION TECHNOLOGY - 11.2%
Communications Equipment - 2.1%
Brocade Communications Systems, Inc.	3,523,800	36,154,188
Harris Corp.	391,900	32,504,186
QUALCOMM, Inc.	261,500	16,837,985
		85,496,359
Electronic Equipment & Components - 0.9%
TE Connectivity Ltd.	575,700	35,071,644
IT Services - 1.8%
Computer Sciences Corp.	357,000	23,358,510
Science Applications International Corp.	651,300	34,961,784
Total System Services, Inc.	288,700	13,343,714
		71,664,008
Semiconductors & Semiconductor Equipment - 2.0%
Broadcom Corp. Class A	352,600	17,845,086
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Marvell Technology Group Ltd.	2,235,300	$ 27,807,132
Micron Technology, Inc. (a)	1,098,200	20,327,682
Qorvo, Inc. (a)	259,135	15,016,873
		80,996,773
Software - 1.8%
Citrix Systems, Inc. (a)	117,100	8,853,931
Symantec Corp.	1,664,500	37,850,730
Synopsys, Inc. (a)	541,300	27,519,692
		74,224,353
Technology Hardware, Storage & Peripherals - 2.6%
EMC Corp.	1,150,300	30,931,567
NCR Corp. (a)	341,200	9,396,648
SanDisk Corp.	199,300	12,015,797
Western Digital Corp.	596,600	51,343,396
		103,687,408
TOTAL INFORMATION TECHNOLOGY		451,140,545
MATERIALS - 6.7%
Chemicals - 4.1%
Agrium, Inc.	142,300	14,558,046
CF Industries Holdings, Inc.	1,288,300	76,267,360
LyondellBasell Industries NV Class A	573,900	53,849,037
Sigma Aldrich Corp.	150,100	20,955,461
		165,629,904
Containers & Packaging - 2.0%
Graphic Packaging Holding Co.	1,843,900	27,842,890
WestRock Co.	849,000	53,537,940
		81,380,830
Metals & Mining - 0.6%
Steel Dynamics, Inc.	1,224,200	24,520,726
TOTAL MATERIALS		271,531,460
UTILITIES - 9.3%
Electric Utilities - 5.4%
American Electric Power Co., Inc.	713,400	40,357,038
Edison International	588,600	35,321,886
Exelon Corp.	1,955,100	62,739,159
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
IDACORP, Inc.	526,100	$ 32,676,071
PPL Corp.	1,053,300	33,505,473
Xcel Energy, Inc.	456,200	15,816,454
		220,416,081
Gas Utilities - 0.8%
Atmos Energy Corp.	593,800	32,837,140
Multi-Utilities - 3.1%
CMS Energy Corp.	1,028,400	35,232,984
DTE Energy Co.	119,800	9,639,108
NiSource, Inc.	920,400	16,070,184
Public Service Enterprise Group, Inc.	1,521,900	63,417,573
		124,359,849
TOTAL UTILITIES		377,613,070
TOTAL COMMON STOCKS (Cost $3,706,455,701)		3,976,897,965
Money Market Funds - 4.2%

Fidelity Cash Central Fund, 0.17% (b)	76,838,984	76,838,984
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	94,589,128	94,589,128
TOTAL MONEY MARKET FUNDS (Cost $171,428,112)		171,428,112
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $3,877,883,813)		4,148,326,077
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(106,280,591)
NET ASSETS - 100%		$ 4,042,045,486
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 100,359
Fidelity Securities Lending Cash Central Fund	930,979
Total	$ 1,031,338
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	86.8%
Bermuda	2.9%
Switzerland	2.8%
Ireland	2.5%
Israel	1.7%
Netherlands	1.3%
Bailiwick of Jersey	1.2%
Others (Individually Less Than 1%)	0.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $92,178,821) - See accompanying schedule: Unaffiliated issuers (cost $3,706,455,701)	$ 3,976,897,965
Fidelity Central Funds (cost $171,428,112)	171,428,112
Total Investments (cost $3,877,883,813)		$ 4,148,326,077
Receivable for investments sold		21,578,524
Receivable for fund shares sold		8,827,311
Dividends receivable		2,593,157
Distributions receivable from Fidelity Central Funds		165,252
Other receivables		45,495
Total assets		4,181,535,816

Liabilities
Payable for investments purchased	$ 31,075,629
Payable for fund shares redeemed	10,739,922
Accrued management fee	2,152,510
Distribution and service plan fees payable	190,073
Other affiliated payables	688,307
Other payables and accrued expenses	54,761
Collateral on securities loaned, at value	94,589,128
Total liabilities		139,490,330

Net Assets		$ 4,042,045,486
Net Assets consist of:
Paid in capital		$ 3,611,880,889
Undistributed net investment income		24,761,030
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		134,961,496
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		270,442,071
Net Assets		$ 4,042,045,486

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

July 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($291,520,245 ÷ 11,763,114 shares)	$ 24.78

Maximum offering price per share (100/94.25 of $24.78)	$ 26.29
Class T: Net Asset Value and redemption price per share ($53,299,953 ÷ 2,161,251 shares)	$ 24.66

Maximum offering price per share (100/96.50 of $24.66)	$ 25.55
Class B: Net Asset Value and offering price per share ($1,846,673 ÷ 75,784 shares)A	$ 24.37

Class C: Net Asset Value and offering price per share ($132,945,479 ÷ 5,522,255 shares)A	$ 24.07

Mid Cap Value: Net Asset Value, offering price and redemption price per share ($3,266,666,111 ÷ 130,291,866 shares)	$ 25.07

Class I: Net Asset Value, offering price and redemption price per share ($295,767,025 ÷ 11,873,836 shares)	$ 24.91

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended July 31, 2015 (Unaudited)

Investment Income
Dividends		$ 40,648,810
Income from Fidelity Central Funds		1,031,338
Total income		41,680,148

Expenses
Management fee
Basic fee	$ 10,335,964
Performance adjustment	1,523,778
Transfer agent fees	3,437,497
Distribution and service plan fees	968,566
Accounting and security lending fees	523,142
Custodian fees and expenses	55,781
Independent trustees' compensation	7,460
Registration fees	211,929
Audit	28,074
Legal	3,510
Miscellaneous	9,260
Total expenses before reductions	17,104,961
Expense reductions	(140,921)	16,964,040
Net investment income (loss)		24,716,108
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	137,611,611
Foreign currency transactions	9,918
Total net realized gain (loss)		137,621,529
Change in net unrealized appreciation (depreciation) on: Investment securities	(22,792,836)
Assets and liabilities in foreign currencies	(193)
Total change in net unrealized appreciation (depreciation)		(22,793,029)
Net gain (loss)		114,828,500
Net increase (decrease) in net assets resulting from operations		$ 139,544,608

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2015 (Unaudited)	Year ended January 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 24,716,108	$ 26,342,832
Net realized gain (loss)	137,621,529	126,151,773
Change in net unrealized appreciation (depreciation)	(22,793,029)	142,120,089
Net increase (decrease) in net assets resulting from operations	139,544,608	294,614,694
Distributions to shareholders from net investment income	(649,990)	(21,836,059)
Distributions to shareholders from net realized gain	(25,375,149)	(128,905,943)
Total distributions	(26,025,139)	(150,742,002)
Share transactions - net increase (decrease)	802,783,513	1,431,070,354
Redemption fees	54,006	59,793
Total increase (decrease) in net assets	916,356,988	1,575,002,839

Net Assets
Beginning of period	3,125,688,498	1,550,685,659
End of period (including undistributed net investment income of $24,761,030 and undistributed net investment income of $694,912, respectively)	$ 4,042,045,486	$ 3,125,688,498

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 23.90	$ 21.78	$ 19.24	$ 15.87	$ 16.16	$ 12.35
Income from Investment Operations
Net investment income (loss) E	.13	.24	.24	.20	.07	-I
Net realized and unrealized gain (loss)	.93	3.45	4.29	3.38	(.29)	3.85
Total from investment operations	1.06	3.69	4.53	3.58	(.22)	3.85
Distributions from net investment income	-I	(.17)	(.19)	(.21)	(.07)	(.04)
Distributions from net realized gain	(.18)	(1.40)	(1.79)	-	-	-
Total distributions	(.18)	(1.57)	(1.99)J	(.21)	(.07)	(.04)
Redemption fees added to paid in capitalE,I	-	-	-	-	-	-
Net asset value, end of period	$ 24.78	$ 23.90	$ 21.78	$ 19.24	$ 15.87	$ 16.16
Total ReturnB, C, D	4.45%	17.32%	23.69%	22.73%	(1.34)%	31.14%
Ratios to Average Net Assets F, H
Expenses before reductions	1.14%A	1.15%	1.15%	1.15%	1.17%	1.17%
Expenses net of fee waivers, if any	1.14%A	1.15%	1.15%	1.15%	1.17%	1.17%
Expenses net of all reductions	1.13%A	1.15%	1.14%	1.12%	1.16%	1.17%
Net investment income (loss)	1.08%A	1.04%	1.11%	1.15%	.44%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 291,520	$ 171,263	$ 67,826	$ 24,436	$ 19,578	$ 23,608
Portfolio turnover rateG	68%A	69%	169%	180%	173%	133%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $1.99 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $1.793 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 23.81	$ 21.70	$ 19.21	$ 15.84	$ 16.14	$ 12.34
Income from Investment Operations
Net investment income (loss) E	.10	.17	.18	.15	.03	(.03)
Net realized and unrealized gain (loss)	.93	3.44	4.27	3.38	(.29)	3.83
Total from investment operations	1.03	3.61	4.45	3.53	(.26)	3.80
Distributions from net investment income	-	(.10)	(.17)	(.16)	(.04)	-
Distributions from net realized gain	(.18)	(1.40)	(1.79)	-	-	-
Total distributions	(.18)	(1.50)	(1.96)	(.16)	(.04)	-
Redemption fees added to paid in capitalE,I	-	-	-	-	-	-
Net asset value, end of period	$ 24.66	$ 23.81	$ 21.70	$ 19.21	$ 15.84	$ 16.14
Total ReturnB, C, D	4.32%	16.98%	23.32%	22.42%	(1.59)%	30.79%
Ratios to Average Net Assets F, H
Expenses before reductions	1.42%A	1.44%	1.42%	1.42%	1.43%	1.43%
Expenses net of fee waivers, if any	1.42%A	1.44%	1.42%	1.42%	1.43%	1.43%
Expenses net of all reductions	1.41%A	1.44%	1.41%	1.38%	1.42%	1.43%
Net investment income (loss)	.80%A	.74%	.84%	.89%	.18%	(.24)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,300	$ 40,752	$ 24,136	$ 8,358	$ 6,823	$ 6,993
Portfolio turnover rateG	68%A	69%	169%	180%	173%	133%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 23.58	$ 21.48	$ 19.03	$ 15.71	$ 16.04	$ 12.32
Income from Investment Operations
Net investment income (loss) E	.03	.05	.07	.07	(.05)	(.10)
Net realized and unrealized gain (loss)	.92	3.40	4.22	3.34	(.28)	3.82
Total from investment operations	.95	3.45	4.29	3.41	(.33)	3.72
Distributions from net investment income	-	-	(.05)	(.09)	-	-
Distributions from net realized gain	(.16)	(1.35)	(1.79)	-	-	-
Total distributions	(.16)	(1.35)	(1.84)	(.09)	-	-
Redemption fees added to paid in capitalE,I	-	-	-	-	-	-
Net asset value, end of period	$ 24.37	$ 23.58	$ 21.48	$ 19.03	$ 15.71	$ 16.04
Total ReturnB, C, D	4.04%	16.38%	22.70%	21.79%	(2.06)%	30.19%
Ratios to Average Net Assets F, H
Expenses before reductions	1.98%A	1.96%	1.91%	1.91%	1.92%	1.93%
Expenses net of fee waivers, if any	1.98%A	1.96%	1.91%	1.91%	1.92%	1.93%
Expenses net of all reductions	1.98%A	1.96%	1.91%	1.87%	1.91%	1.92%
Net investment income (loss)	.23%A	.22%	.34%	.40%	(.31)%	(.74)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,847	$ 2,256	$ 2,302	$ 1,533	$ 1,376	$ 1,793
Portfolio turnover rateG	68%A	69%	169%	180%	173%	133%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 23.30	$ 21.31	$ 18.93	$ 15.65	$ 15.98	$ 12.27
Income from Investment Operations
Net investment income (loss) E	.04	.07	.08	.07	(.05)	(.10)
Net realized and unrealized gain (loss)	.90	3.37	4.20	3.32	(.28)	3.81
Total from investment operations	.94	3.44	4.28	3.39	(.33)	3.71
Distributions from net investment income	-	(.06)	(.11)	(.11)	-	-
Distributions from net realized gain	(.17)	(1.39)	(1.79)	-	-	-
Total distributions	(.17)	(1.45)	(1.90)	(.11)	-	-
Redemption fees added to paid in capitalE,I	-	-	-	-	-	-
Net asset value, end of period	$ 24.07	$ 23.30	$ 21.31	$ 18.93	$ 15.65	$ 15.98
Total ReturnB, C, D	4.04%	16.48%	22.77%	21.73%	(2.07)%	30.24%
Ratios to Average Net Assets F, H
Expenses before reductions	1.88%A	1.89%	1.89%	1.91%	1.92%	1.93%
Expenses net of fee waivers, if any	1.88%A	1.89%	1.89%	1.91%	1.92%	1.93%
Expenses net of all reductions	1.88%A	1.89%	1.89%	1.87%	1.91%	1.92%
Net investment income (loss)	.33%A	.29%	.36%	.40%	(.31)%	(.73)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 132,945	$ 71,263	$ 25,177	$ 6,820	$ 5,000	$ 5,309
Portfolio turnover rateG	68%A	69%	169%	180%	173%	133%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mid Cap Value

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 24.15	$ 21.96	$ 19.37	$ 15.97	$ 16.26	$ 12.41
Income from Investment Operations
Net investment income (loss) D	.17	.32	.32	.25	.12	.04
Net realized and unrealized gain (loss)	.94	3.49	4.31	3.41	(.30)	3.87
Total from investment operations	1.11	3.81	4.63	3.66	(.18)	3.91
Distributions from net investment income	(.01)	(.22)	(.25)	(.26)	(.11)	(.06)
Distributions from net realized gain	(.18)	(1.40)	(1.79)	-	-	-
Total distributions	(.19)	(1.62)	(2.04)	(.26)	(.11)	(.06)
Redemption fees added to paid in capitalD,H	-	-	-	-	-	-
Net asset value, end of period	$ 25.07	$ 24.15	$ 21.96	$ 19.37	$ 15.97	$ 16.26
Total ReturnB, C	4.58%	17.75%	24.08%	23.07%	(1.04)%	31.51%
Ratios to Average Net Assets E, G
Expenses before reductions	.85%A	.83%	.80%	.85%	.88%	.91%
Expenses net of fee waivers, if any	.85%A	.83%	.80%	.85%	.88%	.91%
Expenses net of all reductions	.84%A	.83%	.80%	.81%	.87%	.90%
Net investment income (loss)	1.37%A	1.36%	1.45%	1.46%	.73%	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,266,666	$ 2,691,765	$ 1,404,968	$ 638,425	$ 553,947	$ 666,277
Portfolio turnover rateF	68%A	69%	169%	180%	173%	133%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class I

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 24.00	$ 21.84	$ 19.29	$ 15.91	$ 16.20	$ 12.36
Income from Investment Operations
Net investment income (loss) D	.17	.32	.31	.24	.11	.04
Net realized and unrealized gain (loss)	.93	3.47	4.28	3.40	(.29)	3.85
Total from investment operations	1.10	3.79	4.59	3.64	(.18)	3.89
Distributions from net investment income	(.01)	(.23)	(.25)	(.26)	(.11)	(.05)
Distributions from net realized gain	(.18)	(1.40)	(1.79)	-	-	-
Total distributions	(.19)	(1.63)	(2.04)	(.26)	(.11)	(.05)
Redemption fees added to paid in capitalD,H	-	-	-	-	-	-
Net asset value, end of period	$ 24.91	$ 24.00	$ 21.84	$ 19.29	$ 15.91	$ 16.20
Total ReturnB, C	4.58%	17.75%	23.98%	23.05%	(1.07)%	31.51%
Ratios to Average Net Assets E, G
Expenses before reductions	.86%A	.85%	.85%	.89%	.91%	.92%
Expenses net of fee waivers, if any	.86%A	.85%	.85%	.89%	.91%	.92%
Expenses net of all reductions	.85%A	.85%	.85%	.85%	.90%	.92%
Net investment income (loss)	1.35%A	1.33%	1.40%	1.42%	.71%	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 295,767	$ 148,390	$ 26,277	$ 7,875	$ 3,667	$ 3,507
Portfolio turnover rateF	68%A	69%	169%	180%	173%	133%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2015 (Unaudited)

1. Organization.

Fidelity® Mid Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Mid Cap Value and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date.

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3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to partnerships, foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 411,009,595
Gross unrealized depreciation	(146,641,322)
Net unrealized appreciation (depreciation) on securities	$ 264,368,273

Tax Cost	$ 3,883,957,804

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, will be retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $2,116,249,289 and $1,222,394,964, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Mid Cap Value as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annualized

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5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

management fee rate, including the performance adjustment, was .63% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 301,862	$ 12,195
Class T	.25%	.25%	127,792	1,008
Class B	.75%	.25%	10,795	8,140
Class C	.75%	.25%	528,117	317,012
			$ 968,566	$ 338,355

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 159,893
Class T	18,808
Class B*	256
Class C*	18,093
$ 197,050

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

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Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 262,682.22
Class T	62,808.25
Class B	3,327.31
Class C	114,118.21
Mid Cap Value	2,775,216.18
Institutional Class	219,346.19
	$ 3,437,497

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $29,463 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,647 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

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7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,063,250. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $930,979, including $6,508 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $80,359 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $535.

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Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions - continued

In addition, during the period the investment adviser reimbursed/waived a portion of fund-level operating expenses in the amount of $15,879 and a portion of class-level operating expenses as follows:

Amount
Class A	$ 2,156
Class T	241
Class B	5
Class C	815
Mid Cap Value	39,436
Class I	1,495
$ 44,148

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2015	Year ended January 31, 2015
From net investment income
Class A	$ 8,425	$ 969,281
Class T	-	152,295
Class C	-	141,550
Mid Cap Value	595,764	19,603,909
Class I	45,801	969,024
Total	$ 649,990	$ 21,836,059
From net realized gain
Class A	$ 1,516,586	$ 6,833,929
Class T	353,112	1,937,211
Class B	15,191	135,122
Class C	615,837	2,786,812
Mid Cap Value	21,500,401	112,669,602
Class I	1,374,022	4,543,267
Total	$ 25,375,149	$ 128,905,943

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10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended July 31, 2015	Year ended January 31, 2015	Six months ended July 31, 2015	Year ended January 31, 2015
Class A
Shares sold	5,443,133	5,005,202	$ 135,959,293	$ 119,669,419
Reinvestment of distributions	58,562	319,527	1,435,941	7,424,820
Shares redeemed	(903,677)	(1,274,281)	(22,633,323)	(30,077,303)
Net increase (decrease)	4,598,018	4,050,448	$ 114,761,911	$ 97,016,936
Class T
Shares sold	838,457	809,175	$ 20,747,232	$ 19,107,949
Reinvestment of distributions	14,133	89,278	345,277	2,059,912
Shares redeemed	(402,551)	(299,512)	(10,102,473)	(7,012,597)
Net increase (decrease)	450,039	598,941	$ 10,990,036	$ 14,155,264
Class B
Shares sold	9,110	31,756	$ 224,220	$ 732,066
Reinvestment of distributions	609	5,764	14,739	130,913
Shares redeemed	(29,610)	(49,044)	(728,757)	(1,130,186)
Net increase (decrease)	(19,891)	(11,524)	$ (489,798)	$ (267,207)
Class C
Shares sold	2,799,190	2,044,450	$ 68,122,419	$ 47,494,884
Reinvestment of distributions	23,414	120,516	559,367	2,733,012
Shares redeemed	(358,906)	(287,883)	(8,732,443)	(6,583,222)
Net increase (decrease)	2,463,698	1,877,083	$ 59,949,343	$ 43,644,674
Mid Cap Value
Shares sold	37,403,833	61,038,580	$ 944,043,149	$ 1,478,921,063
Reinvestment of distributions	847,360	5,413,935	20,997,876	126,755,721
Shares redeemed	(19,427,598)	(18,955,051)	(490,217,092)	(448,724,645)
Net increase (decrease)	18,823,595	47,497,464	$ 474,823,933	$ 1,156,952,139
Class I
Shares sold	6,962,159	5,403,183	$ 174,822,280	$ 129,695,746
Reinvestment of distributions	52,125	213,524	1,283,322	5,006,480
Shares redeemed	(1,324,602)	(635,481)	(33,357,514)	(15,133,678)
Net increase (decrease)	5,689,682	4,981,226	$ 142,748,088	$ 119,568,548

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Notes to Financial Statements (Unaudited) - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and information security and to increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in April 2013.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Semiannual Report

Fidelity Mid Cap Value Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Mid Cap Value Fund

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The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, and the retail class ranked below its competitive median for 2014, the total expense ratio of Class B ranked equal to its competitive median for 2014, and the total expense ratio of Class T ranked above its competitive median for 2014. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although Class T was above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins, with particular focus on certain funds with negative margins; (vi) the realization of fall-out benefits in certain Fidelity business units; (vii) economies of scale and the way in which they are shared with fund shareholders; (viii) Fidelity's group fee structures, including the group fee schedule of breakpoints; (ix) the impact of cost containment measures on the funds; and (x) the transfer agent fee structure.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

(Fidelity Investment logo)(registered trademark)

AMCV-USAN-0915
1.838442.106

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Mid Cap Value

Fund - Class I

(formerly Institutional Class)

Semiannual Report

July 31, 2015

(Fidelity Cover Art)

Class I is a class of
Fidelity® Mid Cap Value Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2015 to July 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period* February 1, 2015 to July 31, 2015
Class A	1.14%
Actual		$ 1,000.00	$ 1,044.50	$ 5.78
HypotheticalA		$ 1,000.00	$ 1,019.14	$ 5.71
Class T	1.42%
Actual		$ 1,000.00	$ 1,043.20	$ 7.19
HypotheticalA		$ 1,000.00	$ 1,017.75	$ 7.10
Class B	1.98%
Actual		$ 1,000.00	$ 1,040.40	$ 10.02
HypotheticalA		$ 1,000.00	$ 1,014.98	$ 9.89
Class C	1.88%
Actual		$ 1,000.00	$ 1,040.40	$ 9.51
HypotheticalA		$ 1,000.00	$ 1,015.47	$ 9.39
Mid Cap Value	.85%
Actual		$ 1,000.00	$ 1,045.80	$ 4.31
HypotheticalA		$ 1,000.00	$ 1,020.58	$ 4.26
Class I	.86%
Actual		$ 1,000.00	$ 1,045.80	$ 4.36
HypotheticalA		$ 1,000.00	$ 1,020.53	$ 4.31

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Discover Financial Services	2.1	0.0
CF Industries Holdings, Inc.	1.9	1.5
Allstate Corp.	1.7	1.6
Teva Pharmaceutical Industries Ltd. sponsored ADR	1.7	1.0
The Blackstone Group LP	1.6	1.7
Ventas, Inc.	1.6	0.0
Equity Lifestyle Properties, Inc.	1.6	1.4
Public Service Enterprise Group, Inc.	1.6	0.0
Exelon Corp.	1.5	1.3
NorthStar Realty Finance Corp.	1.5	1.4
	16.8
Top Five Market Sectors as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	34.7	33.1
Information Technology	11.2	12.1
Consumer Discretionary	9.5	9.8
Utilities	9.3	10.9
Industrials	8.2	7.7
Asset Allocation (% of fund's net assets)
As of July 31, 2015*		As of January 31, 2015**
	Stocks 98.4%		Stocks 95.3%
	Short-Term Investments and Net Other Assets (Liabilities) 1.6%		Short-Term Investments and Net Other Assets (Liabilities) 4.7%
* Foreign investments	13.2%	** Foreign investments	12.7%

Semiannual Report

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
CONSUMER DISCRETIONARY - 9.5%
Auto Components - 1.6%
Delphi Automotive PLC	618,800	$ 48,315,904
Tenneco, Inc. (a)	368,000	18,330,080
		66,645,984
Diversified Consumer Services - 0.9%
Houghton Mifflin Harcourt Co. (a)	1,389,100	36,297,183
Hotels, Restaurants & Leisure - 1.1%
Wyndham Worldwide Corp.	538,500	44,437,020
Household Durables - 0.6%
Whirlpool Corp.	129,100	22,944,943
Media - 1.1%
Liberty Global PLC Class A (a)	288,000	15,108,480
Omnicom Group, Inc.	416,200	30,415,896
		45,524,376
Multiline Retail - 0.5%
Dillard's, Inc. Class A	187,700	19,122,876
Specialty Retail - 3.7%
AutoZone, Inc. (a)	61,500	43,107,810
Dick's Sporting Goods, Inc.	194,900	9,936,002
Foot Locker, Inc.	352,400	24,861,820
GameStop Corp. Class A (d)	1,072,440	49,171,374
GNC Holdings, Inc.	290,300	14,285,663
Staples, Inc.	457,800	6,734,238
		148,096,907
TOTAL CONSUMER DISCRETIONARY		383,069,289
CONSUMER STAPLES - 2.6%
Beverages - 0.7%
Molson Coors Brewing Co. Class B	372,800	26,520,992
Food & Staples Retailing - 1.1%
Sysco Corp.	295,700	10,736,867
Whole Foods Market, Inc.	881,100	32,072,040
		42,808,907
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 0.4%
Bunge Ltd.	58,000	$ 4,631,300
The J.M. Smucker Co.	96,000	10,722,240
		15,353,540
Household Products - 0.1%
Energizer Holdings, Inc.	123,500	4,755,985
Personal Products - 0.3%
Edgewell Personal Care Co. (a)	143,600	13,743,956
TOTAL CONSUMER STAPLES		103,183,380
ENERGY - 8.1%
Energy Equipment & Services - 1.4%
Baker Hughes, Inc.	617,400	35,901,810
Cameron International Corp. (a)	203,600	10,273,656
Nabors Industries Ltd.	344,900	4,004,289
Unit Corp. (a)	271,700	5,360,641
		55,540,396
Oil, Gas & Consumable Fuels - 6.7%
Apache Corp.	859,000	39,393,740
Cimarex Energy Co.	350,800	36,525,296
Cobalt International Energy, Inc. (a)	718,600	5,540,406
Columbia Pipeline Group, Inc.	1,017,700	29,696,486
EQT Corp.	562,200	43,205,070
Marathon Oil Corp.	1,342,400	28,203,824
Marathon Petroleum Corp.	461,400	25,224,738
Newfield Exploration Co. (a)	780,800	25,602,432
QEP Resources, Inc.	2,724,700	37,818,836
		271,210,828
TOTAL ENERGY		326,751,224
FINANCIALS - 34.7%
Banks - 5.1%
Comerica, Inc.	355,100	16,842,393
Fifth Third Bancorp	1,606,957	33,858,584
PNC Financial Services Group, Inc.	143,200	14,059,376
Prosperity Bancshares, Inc.	471,300	25,728,267
Regions Financial Corp.	3,125,800	32,477,062
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
SunTrust Banks, Inc.	1,198,900	$ 53,159,226
U.S. Bancorp	673,400	30,444,414
		206,569,322
Capital Markets - 4.7%
Fortress Investment Group LLC	2,377,900	16,264,836
Invesco Ltd.	748,300	28,884,380
KKR & Co. LP	749,900	17,922,610
Lazard Ltd. Class A	294,200	16,301,622
Northern Trust Corp.	401,400	30,703,086
Raymond James Financial, Inc.	262,300	15,475,700
The Blackstone Group LP	1,677,600	65,845,800
		191,398,034
Consumer Finance - 4.3%
Capital One Financial Corp.	383,000	31,137,900
Discover Financial Services	1,501,900	83,821,040
Navient Corp.	2,426,237	38,091,921
Springleaf Holdings, Inc. (a)	408,100	20,613,131
		173,663,992
Diversified Financial Services - 0.3%
PHH Corp. (a)	545,100	13,605,696
Insurance - 9.9%
ACE Ltd.	533,700	58,050,549
Allied World Assur Co. Holdings AG	409,200	17,292,792
Allstate Corp.	999,676	68,927,660
AmTrust Financial Services, Inc. (d)	427,155	29,691,544
Arch Capital Group Ltd. (a)	502,800	35,879,808
Assurant, Inc.	56,000	4,177,600
Brown & Brown, Inc.	1,666,300	55,737,735
FNF Group	1,127,800	44,085,702
Principal Financial Group, Inc.	521,200	28,931,812
Progressive Corp.	1,010,100	30,808,050
The Chubb Corp.	194,400	24,169,752
		397,753,004
Real Estate Investment Trusts - 10.1%
American Capital Agency Corp.	1,735,500	33,425,730
Equity Lifestyle Properties, Inc.	1,105,700	63,997,916
FelCor Lodging Trust, Inc.	830,600	7,774,416
Lamar Advertising Co. Class A	621,900	37,345,095
MFA Financial, Inc.	5,332,500	40,153,725
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
NorthStar Realty Finance Corp.	3,919,050	$ 62,704,800
Outfront Media, Inc.	822,200	20,661,886
Piedmont Office Realty Trust, Inc. Class A (d)	1,111,100	20,233,131
RLJ Lodging Trust	611,900	18,252,977
Ventas, Inc.	970,800	65,130,972
Weyerhaeuser Co.	1,274,400	39,111,336
		408,791,984
Real Estate Management & Development - 0.3%
Realogy Holdings Corp. (a)	279,300	12,713,736
TOTAL FINANCIALS		1,404,495,768
HEALTH CARE - 8.1%
Health Care Equipment & Supplies - 2.2%
Boston Scientific Corp. (a)	1,125,200	19,510,968
Medtronic PLC	388,854	30,482,265
Zimmer Biomet Holdings, Inc.	358,000	37,257,060
		87,250,293
Health Care Providers & Services - 2.0%
Cigna Corp.	146,800	21,148,008
Laboratory Corp. of America Holdings (a)	262,300	33,388,167
Omnicare, Inc.	295,900	28,657,915
		83,194,090
Pharmaceuticals - 3.9%
Allergan PLC (a)	133,000	44,042,950
Hospira, Inc. (a)	208,400	18,641,380
Mallinckrodt PLC (a)	209,600	25,982,016
Teva Pharmaceutical Industries Ltd. sponsored ADR	997,900	68,875,058
		157,541,404
TOTAL HEALTH CARE		327,985,787
INDUSTRIALS - 8.2%
Aerospace & Defense - 1.6%
L-3 Communications Holdings, Inc.	188,900	21,810,394
United Technologies Corp.	405,800	40,705,798
		62,516,192
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - 0.3%
American Airlines Group, Inc.	296,700	$ 11,897,670
Construction & Engineering - 1.5%
AECOM Technology Corp. (a)	1,244,070	38,354,681
Jacobs Engineering Group, Inc. (a)	540,400	22,761,648
		61,116,329
Electrical Equipment - 1.6%
Babcock & Wilcox Enterprises, Inc. (a)	489,985	9,662,504
BWX Technologies, Inc.	924,270	22,700,071
EnerSys	186,000	11,615,700
Regal Beloit Corp.	270,600	18,787,758
		62,766,033
Industrial Conglomerates - 1.0%
Danaher Corp.	459,700	42,090,132
Machinery - 1.6%
AGCO Corp.	146,500	8,058,965
Cummins, Inc.	48,200	6,243,346
Stanley Black & Decker, Inc.	292,200	30,824,178
Valmont Industries, Inc. (d)	188,400	20,955,732
		66,082,221
Road & Rail - 0.6%
Old Dominion Freight Lines, Inc. (a)	337,100	24,658,865
TOTAL INDUSTRIALS		331,127,442
INFORMATION TECHNOLOGY - 11.2%
Communications Equipment - 2.1%
Brocade Communications Systems, Inc.	3,523,800	36,154,188
Harris Corp.	391,900	32,504,186
QUALCOMM, Inc.	261,500	16,837,985
		85,496,359
Electronic Equipment & Components - 0.9%
TE Connectivity Ltd.	575,700	35,071,644
IT Services - 1.8%
Computer Sciences Corp.	357,000	23,358,510
Science Applications International Corp.	651,300	34,961,784
Total System Services, Inc.	288,700	13,343,714
		71,664,008
Semiconductors & Semiconductor Equipment - 2.0%
Broadcom Corp. Class A	352,600	17,845,086
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Marvell Technology Group Ltd.	2,235,300	$ 27,807,132
Micron Technology, Inc. (a)	1,098,200	20,327,682
Qorvo, Inc. (a)	259,135	15,016,873
		80,996,773
Software - 1.8%
Citrix Systems, Inc. (a)	117,100	8,853,931
Symantec Corp.	1,664,500	37,850,730
Synopsys, Inc. (a)	541,300	27,519,692
		74,224,353
Technology Hardware, Storage & Peripherals - 2.6%
EMC Corp.	1,150,300	30,931,567
NCR Corp. (a)	341,200	9,396,648
SanDisk Corp.	199,300	12,015,797
Western Digital Corp.	596,600	51,343,396
		103,687,408
TOTAL INFORMATION TECHNOLOGY		451,140,545
MATERIALS - 6.7%
Chemicals - 4.1%
Agrium, Inc.	142,300	14,558,046
CF Industries Holdings, Inc.	1,288,300	76,267,360
LyondellBasell Industries NV Class A	573,900	53,849,037
Sigma Aldrich Corp.	150,100	20,955,461
		165,629,904
Containers & Packaging - 2.0%
Graphic Packaging Holding Co.	1,843,900	27,842,890
WestRock Co.	849,000	53,537,940
		81,380,830
Metals & Mining - 0.6%
Steel Dynamics, Inc.	1,224,200	24,520,726
TOTAL MATERIALS		271,531,460
UTILITIES - 9.3%
Electric Utilities - 5.4%
American Electric Power Co., Inc.	713,400	40,357,038
Edison International	588,600	35,321,886
Exelon Corp.	1,955,100	62,739,159
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
IDACORP, Inc.	526,100	$ 32,676,071
PPL Corp.	1,053,300	33,505,473
Xcel Energy, Inc.	456,200	15,816,454
		220,416,081
Gas Utilities - 0.8%
Atmos Energy Corp.	593,800	32,837,140
Multi-Utilities - 3.1%
CMS Energy Corp.	1,028,400	35,232,984
DTE Energy Co.	119,800	9,639,108
NiSource, Inc.	920,400	16,070,184
Public Service Enterprise Group, Inc.	1,521,900	63,417,573
		124,359,849
TOTAL UTILITIES		377,613,070
TOTAL COMMON STOCKS (Cost $3,706,455,701)		3,976,897,965
Money Market Funds - 4.2%

Fidelity Cash Central Fund, 0.17% (b)	76,838,984	76,838,984
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	94,589,128	94,589,128
TOTAL MONEY MARKET FUNDS (Cost $171,428,112)		171,428,112
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $3,877,883,813)		4,148,326,077
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(106,280,591)
NET ASSETS - 100%		$ 4,042,045,486
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 100,359
Fidelity Securities Lending Cash Central Fund	930,979
Total	$ 1,031,338
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	86.8%
Bermuda	2.9%
Switzerland	2.8%
Ireland	2.5%
Israel	1.7%
Netherlands	1.3%
Bailiwick of Jersey	1.2%
Others (Individually Less Than 1%)	0.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $92,178,821) - See accompanying schedule: Unaffiliated issuers (cost $3,706,455,701)	$ 3,976,897,965
Fidelity Central Funds (cost $171,428,112)	171,428,112
Total Investments (cost $3,877,883,813)		$ 4,148,326,077
Receivable for investments sold		21,578,524
Receivable for fund shares sold		8,827,311
Dividends receivable		2,593,157
Distributions receivable from Fidelity Central Funds		165,252
Other receivables		45,495
Total assets		4,181,535,816

Liabilities
Payable for investments purchased	$ 31,075,629
Payable for fund shares redeemed	10,739,922
Accrued management fee	2,152,510
Distribution and service plan fees payable	190,073
Other affiliated payables	688,307
Other payables and accrued expenses	54,761
Collateral on securities loaned, at value	94,589,128
Total liabilities		139,490,330

Net Assets		$ 4,042,045,486
Net Assets consist of:
Paid in capital		$ 3,611,880,889
Undistributed net investment income		24,761,030
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		134,961,496
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		270,442,071
Net Assets		$ 4,042,045,486

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($291,520,245 ÷ 11,763,114 shares)	$ 24.78

Maximum offering price per share (100/94.25 of $24.78)	$ 26.29
Class T: Net Asset Value and redemption price per share ($53,299,953 ÷ 2,161,251 shares)	$ 24.66

Maximum offering price per share (100/96.50 of $24.66)	$ 25.55
Class B: Net Asset Value and offering price per share ($1,846,673 ÷ 75,784 shares)A	$ 24.37

Class C: Net Asset Value and offering price per share ($132,945,479 ÷ 5,522,255 shares)A	$ 24.07

Mid Cap Value: Net Asset Value, offering price and redemption price per share ($3,266,666,111 ÷ 130,291,866 shares)	$ 25.07

Class I: Net Asset Value, offering price and redemption price per share ($295,767,025 ÷ 11,873,836 shares)	$ 24.91

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2015 (Unaudited)

Investment Income
Dividends		$ 40,648,810
Income from Fidelity Central Funds		1,031,338
Total income		41,680,148

Expenses
Management fee
Basic fee	$ 10,335,964
Performance adjustment	1,523,778
Transfer agent fees	3,437,497
Distribution and service plan fees	968,566
Accounting and security lending fees	523,142
Custodian fees and expenses	55,781
Independent trustees' compensation	7,460
Registration fees	211,929
Audit	28,074
Legal	3,510
Miscellaneous	9,260
Total expenses before reductions	17,104,961
Expense reductions	(140,921)	16,964,040
Net investment income (loss)		24,716,108
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	137,611,611
Foreign currency transactions	9,918
Total net realized gain (loss)		137,621,529
Change in net unrealized appreciation (depreciation) on: Investment securities	(22,792,836)
Assets and liabilities in foreign currencies	(193)
Total change in net unrealized appreciation (depreciation)		(22,793,029)
Net gain (loss)		114,828,500
Net increase (decrease) in net assets resulting from operations		$ 139,544,608

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2015 (Unaudited)	Year ended January 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 24,716,108	$ 26,342,832
Net realized gain (loss)	137,621,529	126,151,773
Change in net unrealized appreciation (depreciation)	(22,793,029)	142,120,089
Net increase (decrease) in net assets resulting from operations	139,544,608	294,614,694
Distributions to shareholders from net investment income	(649,990)	(21,836,059)
Distributions to shareholders from net realized gain	(25,375,149)	(128,905,943)
Total distributions	(26,025,139)	(150,742,002)
Share transactions - net increase (decrease)	802,783,513	1,431,070,354
Redemption fees	54,006	59,793
Total increase (decrease) in net assets	916,356,988	1,575,002,839

Net Assets
Beginning of period	3,125,688,498	1,550,685,659
End of period (including undistributed net investment income of $24,761,030 and undistributed net investment income of $694,912, respectively)	$ 4,042,045,486	$ 3,125,688,498

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 23.90	$ 21.78	$ 19.24	$ 15.87	$ 16.16	$ 12.35
Income from Investment Operations
Net investment income (loss) E	.13	.24	.24	.20	.07	-I
Net realized and unrealized gain (loss)	.93	3.45	4.29	3.38	(.29)	3.85
Total from investment operations	1.06	3.69	4.53	3.58	(.22)	3.85
Distributions from net investment income	-I	(.17)	(.19)	(.21)	(.07)	(.04)
Distributions from net realized gain	(.18)	(1.40)	(1.79)	-	-	-
Total distributions	(.18)	(1.57)	(1.99)J	(.21)	(.07)	(.04)
Redemption fees added to paid in capitalE,I	-	-	-	-	-	-
Net asset value, end of period	$ 24.78	$ 23.90	$ 21.78	$ 19.24	$ 15.87	$ 16.16
Total ReturnB, C, D	4.45%	17.32%	23.69%	22.73%	(1.34)%	31.14%
Ratios to Average Net Assets F, H
Expenses before reductions	1.14%A	1.15%	1.15%	1.15%	1.17%	1.17%
Expenses net of fee waivers, if any	1.14%A	1.15%	1.15%	1.15%	1.17%	1.17%
Expenses net of all reductions	1.13%A	1.15%	1.14%	1.12%	1.16%	1.17%
Net investment income (loss)	1.08%A	1.04%	1.11%	1.15%	.44%	.02%
Supplemental Data
Net assets, end of period (000 omitted)	$ 291,520	$ 171,263	$ 67,826	$ 24,436	$ 19,578	$ 23,608
Portfolio turnover rateG	68%A	69%	169%	180%	173%	133%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

J Total distributions of $1.99 per share is comprised of distributions from net investment income of $.193 and distributions from net realized gain of $1.793 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 23.81	$ 21.70	$ 19.21	$ 15.84	$ 16.14	$ 12.34
Income from Investment Operations
Net investment income (loss) E	.10	.17	.18	.15	.03	(.03)
Net realized and unrealized gain (loss)	.93	3.44	4.27	3.38	(.29)	3.83
Total from investment operations	1.03	3.61	4.45	3.53	(.26)	3.80
Distributions from net investment income	-	(.10)	(.17)	(.16)	(.04)	-
Distributions from net realized gain	(.18)	(1.40)	(1.79)	-	-	-
Total distributions	(.18)	(1.50)	(1.96)	(.16)	(.04)	-
Redemption fees added to paid in capitalE,I	-	-	-	-	-	-
Net asset value, end of period	$ 24.66	$ 23.81	$ 21.70	$ 19.21	$ 15.84	$ 16.14
Total ReturnB, C, D	4.32%	16.98%	23.32%	22.42%	(1.59)%	30.79%
Ratios to Average Net Assets F, H
Expenses before reductions	1.42%A	1.44%	1.42%	1.42%	1.43%	1.43%
Expenses net of fee waivers, if any	1.42%A	1.44%	1.42%	1.42%	1.43%	1.43%
Expenses net of all reductions	1.41%A	1.44%	1.41%	1.38%	1.42%	1.43%
Net investment income (loss)	.80%A	.74%	.84%	.89%	.18%	(.24)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,300	$ 40,752	$ 24,136	$ 8,358	$ 6,823	$ 6,993
Portfolio turnover rateG	68%A	69%	169%	180%	173%	133%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 23.58	$ 21.48	$ 19.03	$ 15.71	$ 16.04	$ 12.32
Income from Investment Operations
Net investment income (loss) E	.03	.05	.07	.07	(.05)	(.10)
Net realized and unrealized gain (loss)	.92	3.40	4.22	3.34	(.28)	3.82
Total from investment operations	.95	3.45	4.29	3.41	(.33)	3.72
Distributions from net investment income	-	-	(.05)	(.09)	-	-
Distributions from net realized gain	(.16)	(1.35)	(1.79)	-	-	-
Total distributions	(.16)	(1.35)	(1.84)	(.09)	-	-
Redemption fees added to paid in capitalE,I	-	-	-	-	-	-
Net asset value, end of period	$ 24.37	$ 23.58	$ 21.48	$ 19.03	$ 15.71	$ 16.04
Total ReturnB, C, D	4.04%	16.38%	22.70%	21.79%	(2.06)%	30.19%
Ratios to Average Net Assets F, H
Expenses before reductions	1.98%A	1.96%	1.91%	1.91%	1.92%	1.93%
Expenses net of fee waivers, if any	1.98%A	1.96%	1.91%	1.91%	1.92%	1.93%
Expenses net of all reductions	1.98%A	1.96%	1.91%	1.87%	1.91%	1.92%
Net investment income (loss)	.23%A	.22%	.34%	.40%	(.31)%	(.74)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,847	$ 2,256	$ 2,302	$ 1,533	$ 1,376	$ 1,793
Portfolio turnover rateG	68%A	69%	169%	180%	173%	133%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 23.30	$ 21.31	$ 18.93	$ 15.65	$ 15.98	$ 12.27
Income from Investment Operations
Net investment income (loss) E	.04	.07	.08	.07	(.05)	(.10)
Net realized and unrealized gain (loss)	.90	3.37	4.20	3.32	(.28)	3.81
Total from investment operations	.94	3.44	4.28	3.39	(.33)	3.71
Distributions from net investment income	-	(.06)	(.11)	(.11)	-	-
Distributions from net realized gain	(.17)	(1.39)	(1.79)	-	-	-
Total distributions	(.17)	(1.45)	(1.90)	(.11)	-	-
Redemption fees added to paid in capitalE,I	-	-	-	-	-	-
Net asset value, end of period	$ 24.07	$ 23.30	$ 21.31	$ 18.93	$ 15.65	$ 15.98
Total ReturnB, C, D	4.04%	16.48%	22.77%	21.73%	(2.07)%	30.24%
Ratios to Average Net Assets F, H
Expenses before reductions	1.88%A	1.89%	1.89%	1.91%	1.92%	1.93%
Expenses net of fee waivers, if any	1.88%A	1.89%	1.89%	1.91%	1.92%	1.93%
Expenses net of all reductions	1.88%A	1.89%	1.89%	1.87%	1.91%	1.92%
Net investment income (loss)	.33%A	.29%	.36%	.40%	(.31)%	(.73)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 132,945	$ 71,263	$ 25,177	$ 6,820	$ 5,000	$ 5,309
Portfolio turnover rateG	68%A	69%	169%	180%	173%	133%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Mid Cap Value

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 24.15	$ 21.96	$ 19.37	$ 15.97	$ 16.26	$ 12.41
Income from Investment Operations
Net investment income (loss) D	.17	.32	.32	.25	.12	.04
Net realized and unrealized gain (loss)	.94	3.49	4.31	3.41	(.30)	3.87
Total from investment operations	1.11	3.81	4.63	3.66	(.18)	3.91
Distributions from net investment income	(.01)	(.22)	(.25)	(.26)	(.11)	(.06)
Distributions from net realized gain	(.18)	(1.40)	(1.79)	-	-	-
Total distributions	(.19)	(1.62)	(2.04)	(.26)	(.11)	(.06)
Redemption fees added to paid in capitalD,H	-	-	-	-	-	-
Net asset value, end of period	$ 25.07	$ 24.15	$ 21.96	$ 19.37	$ 15.97	$ 16.26
Total ReturnB, C	4.58%	17.75%	24.08%	23.07%	(1.04)%	31.51%
Ratios to Average Net Assets E, G
Expenses before reductions	.85%A	.83%	.80%	.85%	.88%	.91%
Expenses net of fee waivers, if any	.85%A	.83%	.80%	.85%	.88%	.91%
Expenses net of all reductions	.84%A	.83%	.80%	.81%	.87%	.90%
Net investment income (loss)	1.37%A	1.36%	1.45%	1.46%	.73%	.28%
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,266,666	$ 2,691,765	$ 1,404,968	$ 638,425	$ 553,947	$ 666,277
Portfolio turnover rateF	68%A	69%	169%	180%	173%	133%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class I

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 24.00	$ 21.84	$ 19.29	$ 15.91	$ 16.20	$ 12.36
Income from Investment Operations
Net investment income (loss) D	.17	.32	.31	.24	.11	.04
Net realized and unrealized gain (loss)	.93	3.47	4.28	3.40	(.29)	3.85
Total from investment operations	1.10	3.79	4.59	3.64	(.18)	3.89
Distributions from net investment income	(.01)	(.23)	(.25)	(.26)	(.11)	(.05)
Distributions from net realized gain	(.18)	(1.40)	(1.79)	-	-	-
Total distributions	(.19)	(1.63)	(2.04)	(.26)	(.11)	(.05)
Redemption fees added to paid in capitalD,H	-	-	-	-	-	-
Net asset value, end of period	$ 24.91	$ 24.00	$ 21.84	$ 19.29	$ 15.91	$ 16.20
Total ReturnB, C	4.58%	17.75%	23.98%	23.05%	(1.07)%	31.51%
Ratios to Average Net Assets E, G
Expenses before reductions	.86%A	.85%	.85%	.89%	.91%	.92%
Expenses net of fee waivers, if any	.86%A	.85%	.85%	.89%	.91%	.92%
Expenses net of all reductions	.85%A	.85%	.85%	.85%	.90%	.92%
Net investment income (loss)	1.35%A	1.33%	1.40%	1.42%	.71%	.27%
Supplemental Data
Net assets, end of period (000 omitted)	$ 295,767	$ 148,390	$ 26,277	$ 7,875	$ 3,667	$ 3,507
Portfolio turnover rateF	68%A	69%	169%	180%	173%	133%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2015 (Unaudited)

1. Organization.

Fidelity® Mid Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Mid Cap Value and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

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3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to partnerships, foreign currency transactions and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 411,009,595
Gross unrealized depreciation	(146,641,322)
Net unrealized appreciation (depreciation) on securities	$ 264,368,273

Tax Cost	$ 3,883,957,804

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, will be retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities other than short-term securities, aggregated $2,116,249,289 and $1,222,394,964, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Mid Cap Value as compared to its benchmark index, the Russell Midcap Value Index, over the same 36 month performance period. For the reporting period, the total annualized

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Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

management fee rate, including the performance adjustment, was .63% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 301,862	$ 12,195
Class T	.25%	.25%	127,792	1,008
Class B	.75%	.25%	10,795	8,140
Class C	.75%	.25%	528,117	317,012
			$ 968,566	$ 338,355

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 159,893
Class T	18,808
Class B*	256
Class C*	18,093
$ 197,050

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

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5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 262,682.22
Class T	62,808.25
Class B	3,327.31
Class C	114,118.21
Mid Cap Value	2,775,216.18
Institutional Class	219,346.19
	$ 3,437,497

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $29,463 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,647 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

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Notes to Financial Statements (Unaudited) - continued

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,063,250. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $930,979, including $6,508 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $80,359 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $535.

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8. Expense Reductions - continued

In addition, during the period the investment adviser reimbursed/waived a portion of fund-level operating expenses in the amount of $15,879 and a portion of class-level operating expenses as follows:

Amount
Class A	$ 2,156
Class T	241
Class B	5
Class C	815
Mid Cap Value	39,436
Class I	1,495
$ 44,148

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2015	Year ended January 31, 2015
From net investment income
Class A	$ 8,425	$ 969,281
Class T	-	152,295
Class C	-	141,550
Mid Cap Value	595,764	19,603,909
Class I	45,801	969,024
Total	$ 649,990	$ 21,836,059
From net realized gain
Class A	$ 1,516,586	$ 6,833,929
Class T	353,112	1,937,211
Class B	15,191	135,122
Class C	615,837	2,786,812
Mid Cap Value	21,500,401	112,669,602
Class I	1,374,022	4,543,267
Total	$ 25,375,149	$ 128,905,943

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Notes to Financial Statements (Unaudited) - continued

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended July 31, 2015	Year ended January 31, 2015	Six months ended July 31, 2015	Year ended January 31, 2015
Class A
Shares sold	5,443,133	5,005,202	$ 135,959,293	$ 119,669,419
Reinvestment of distributions	58,562	319,527	1,435,941	7,424,820
Shares redeemed	(903,677)	(1,274,281)	(22,633,323)	(30,077,303)
Net increase (decrease)	4,598,018	4,050,448	$ 114,761,911	$ 97,016,936
Class T
Shares sold	838,457	809,175	$ 20,747,232	$ 19,107,949
Reinvestment of distributions	14,133	89,278	345,277	2,059,912
Shares redeemed	(402,551)	(299,512)	(10,102,473)	(7,012,597)
Net increase (decrease)	450,039	598,941	$ 10,990,036	$ 14,155,264
Class B
Shares sold	9,110	31,756	$ 224,220	$ 732,066
Reinvestment of distributions	609	5,764	14,739	130,913
Shares redeemed	(29,610)	(49,044)	(728,757)	(1,130,186)
Net increase (decrease)	(19,891)	(11,524)	$ (489,798)	$ (267,207)
Class C
Shares sold	2,799,190	2,044,450	$ 68,122,419	$ 47,494,884
Reinvestment of distributions	23,414	120,516	559,367	2,733,012
Shares redeemed	(358,906)	(287,883)	(8,732,443)	(6,583,222)
Net increase (decrease)	2,463,698	1,877,083	$ 59,949,343	$ 43,644,674
Mid Cap Value
Shares sold	37,403,833	61,038,580	$ 944,043,149	$ 1,478,921,063
Reinvestment of distributions	847,360	5,413,935	20,997,876	126,755,721
Shares redeemed	(19,427,598)	(18,955,051)	(490,217,092)	(448,724,645)
Net increase (decrease)	18,823,595	47,497,464	$ 474,823,933	$ 1,156,952,139
Class I
Shares sold	6,962,159	5,403,183	$ 174,822,280	$ 129,695,746
Reinvestment of distributions	52,125	213,524	1,283,322	5,006,480
Shares redeemed	(1,324,602)	(635,481)	(33,357,514)	(15,133,678)
Net increase (decrease)	5,689,682	4,981,226	$ 142,748,088	$ 119,568,548

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11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Mid Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

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The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and information security and to increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in April 2013.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

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Fidelity Mid Cap Value Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Mid Cap Value Fund

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The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class C, Class I, and the retail class ranked below its competitive median for 2014, the total expense ratio of Class B ranked equal to its competitive median for 2014, and the total expense ratio of Class T ranked above its competitive median for 2014. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although Class T was above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins, with particular focus on certain funds with negative margins; (vi) the realization of fall-out benefits in certain Fidelity business units; (vii) economies of scale and the way in which they are shared with fund shareholders; (viii) Fidelity's group fee structures, including the group fee schedule of breakpoints; (ix) the impact of cost containment measures on the funds; and (x) the transfer agent fee structure.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

(Fidelity Investment logo)(registered trademark)

AMCVI-USAN-0915
1.838435.106
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments July 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Board Approval of Investment Advisory Contracts and Management Fees Contents Shareholder Expense Example Investment Changes (Unaudited) Investments July 31, 2015 Financial Statements Notes to Financial Statements Report of Independent Registered Public Accounting Firm Board Approval of Investment Advisory Contracts and Management Fees

Fidelity®

Equity-Income

Fund

Semiannual Report

July 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2015 to July 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio B	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period* February 1, 2015 to July 31, 2015
Equity-Income	.63%
Actual		$ 1,000.00	$ 1,059.20	$ 3.22
HypotheticalA		$ 1,000.00	$ 1,021.67	$ 3.16
Class K	.52%
Actual		$ 1,000.00	$ 1,059.80	$ 2.66
HypotheticalA		$ 1,000.00	$ 1,022.22	$ 2.61

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co. *	4.6	3.6
Johnson & Johnson	4.3	3.9
General Electric Co.	3.7	3.1
Chevron Corp.	2.6	2.4
Procter & Gamble Co.	2.4	2.3
United Parcel Service, Inc. Class B	2.2	2.0
Wells Fargo & Co.	2.1	1.9
The Blackstone Group LP *	1.8	1.7
IBM Corp.	1.7	1.5
KKR & Co. LP	1.7	1.7
	27.1
* Security or a portion of the security is pledged as collateral for call options written.
Top Five Market Sectors as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.6	24.6
Information Technology	11.7	10.7
Industrials	11.1	11.0
Health Care	10.5	11.4
Energy	10.1	9.3
Asset Allocation (% of fund's net assets)
As of July 31, 2015*		As of January 31, 2015**
	Stocks 95.1%		Stocks 89.2%
	Bonds 0.2%		Bonds 0.3%
	Convertible Securities 0.7%		Convertible Securities 3.8%
	Other Investments 0.1%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets (Liabilities) 3.9%		Short-Term Investments and Net Other Assets (Liabilities) 6.4%
* Foreign investments	12.3%	** Foreign investments	11.3%
* Written options	(0.1)%	** Written options	(0.1)%

Semiannual Report

Investments July 31, 2015

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.4%
Automobiles - 0.7%
General Motors Co.	2,051,800	$ 64,652
Hotels, Restaurants & Leisure - 1.4%
Dunkin' Brands Group, Inc.	353,800	19,066
McDonald's Corp.	675,287	67,434
Yum! Brands, Inc.	360,579	31,644
		118,144
Household Durables - 0.5%
M.D.C. Holdings, Inc.	677,500	20,230
Tupperware Brands Corp.	413,300	24,166
		44,396
Leisure Products - 0.4%
Mattel, Inc.	1,557,000	36,138
Media - 1.9%
Comcast Corp. Class A	1,758,694	109,760
Daiichikosho Co. Ltd.	741,800	29,179
ITV PLC	5,917,300	25,939
		164,878
Multiline Retail - 1.7%
Kohl's Corp.	283,024	17,355
Macy's, Inc.	609,800	42,113
Target Corp.	1,143,609	93,604
		153,072
Specialty Retail - 0.8%
Foot Locker, Inc.	419,935	29,626
GNC Holdings, Inc.	615,200	30,274
Lewis Group Ltd.	2,133,900	9,708
Stage Stores, Inc.	165,313	2,910
		72,518
TOTAL CONSUMER DISCRETIONARY		653,798
CONSUMER STAPLES - 8.5%
Beverages - 0.9%
Anheuser-Busch InBev SA NV ADR	194,500	23,252
Molson Coors Brewing Co. Class B	616,495	43,857
The Coca-Cola Co.	418,400	17,188
		84,297
Food & Staples Retailing - 3.0%
CVS Health Corp.	1,169,200	131,500
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	190,904	$ 9,102
Tesco PLC	2,726,000	9,167
Wal-Mart Stores, Inc.	976,791	70,309
Walgreens Boots Alliance, Inc.	359,720	34,760
Whole Foods Market, Inc.	207,700	7,560
		262,398
Food Products - 1.0%
B&G Foods, Inc. Class A	407,967	12,047
Hilton Food Group PLC	1,250,632	8,603
Kellogg Co.	577,191	38,193
Sanderson Farms, Inc. (f)	127,900	9,210
The Hershey Co.	246,800	22,925
		90,978
Household Products - 2.4%
Procter & Gamble Co.	2,752,397	211,109
Personal Products - 0.2%
Avon Products, Inc.	3,180,400	18,033
Tobacco - 1.0%
Philip Morris International, Inc.	578,178	49,452
Reynolds American, Inc. (i)	452,820	38,847
		88,299
TOTAL CONSUMER STAPLES		755,114
ENERGY - 9.9%
Energy Equipment & Services - 0.7%
Ensco PLC Class A	948,506	15,726
National Oilwell Varco, Inc.	320,924	13,521
Oceaneering International, Inc.	223,400	8,940
Schlumberger Ltd.	313,500	25,964
		64,151
Oil, Gas & Consumable Fuels - 9.2%
Anadarko Petroleum Corp.	730,932	54,345
Apache Corp.	1,044,001	47,878
Avance Gas Holding Ltd.	482,904	8,070
BG Group PLC	2,196,700	37,376
BW LPG Ltd.	976,477	8,003
Cameco Corp.	467,800	6,424
Chevron Corp.	2,656,472	235,045
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
CONSOL Energy, Inc. (f)	833,534	$ 13,770
Foresight Energy LP	588,200	4,894
Golar LNG Ltd.	158,500	6,827
Kinder Morgan, Inc.	1,144,300	39,639
Legacy Reserves LP	1,737,600	13,571
Markwest Energy Partners LP	949,977	62,166
Noble Energy, Inc.	746,500	26,299
Suncor Energy, Inc.	2,871,400	80,883
The Williams Companies, Inc. (i)	2,252,743	118,224
Williams Partners LP	1,184,469	54,640
		818,054
TOTAL ENERGY		882,205
FINANCIALS - 27.5%
Banks - 14.1%
Bank of America Corp.	4,548,000	81,318
BB&T Corp.	179,900	7,245
CIT Group, Inc.	326,700	15,368
Comerica, Inc.	1,004,272	47,633
First Niagara Financial Group, Inc.	2,852,200	27,695
FirstMerit Corp.	1,610,926	30,189
JPMorgan Chase & Co. (i)	5,959,982	408,431
KeyCorp	2,108,700	31,293
Lakeland Financial Corp.	240,300	10,222
Lloyds Banking Group PLC	6,164,700	8,028
M&T Bank Corp.	885,878	116,183
Regions Financial Corp.	5,389,300	55,995
Standard Chartered PLC (United Kingdom)	1,625,864	24,888
SunTrust Banks, Inc.	1,672,100	74,141
U.S. Bancorp	2,742,422	123,985
Wells Fargo & Co.	3,230,850	186,969
		1,249,583
Capital Markets - 6.0%
Apollo Investment Corp.	3,483,841	23,899
Ares Capital Corp.	1,877,674	30,212
Ares Management LP	821,015	15,583
AURELIUS AG	259,590	12,544
Greenhill & Co., Inc.	69,565	2,736
KKR & Co. LP	6,344,665	151,637
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	819,531	$ 31,831
Pershing Square Holdings Ltd. (a)	156,306	4,283
State Street Corp.	1,179,799	90,325
The Blackstone Group LP (i)	4,053,532	159,101
TPG Specialty Lending, Inc.	603,919	10,750
		532,901
Consumer Finance - 0.3%
Capital One Financial Corp.	293,100	23,829
Diversified Financial Services - 0.1%
McGraw Hill Financial, Inc.	128,300	13,055
Insurance - 4.7%
ACE Ltd.	730,727	79,481
Allied World Assur Co. Holdings AG	75,868	3,206
MetLife, Inc.	2,619,638	146,019
Prudential Financial, Inc.	526,977	46,564
The Chubb Corp.	771,063	95,866
The Travelers Companies, Inc.	441,000	46,799
		417,935
Real Estate Investment Trusts - 2.1%
American Capital Agency Corp.	1,249,563	24,067
Annaly Capital Management, Inc.	2,153,113	21,423
Coresite Realty Corp.	162,164	8,141
Cousins Properties, Inc.	1,188,500	12,337
Duke Realty LP	1,153,300	23,262
First Potomac Realty Trust	1,796,825	20,394
Home Properties, Inc.	101,315	7,467
Piedmont Office Realty Trust, Inc. Class A	991,900	18,062
Retail Properties America, Inc.	1,005,271	14,637
Sabra Health Care REIT, Inc.	258,900	7,081
Two Harbors Investment Corp.	1,240,378	12,677
Ventas, Inc.	221,803	14,881
		184,429
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	894,627	16,515
TOTAL FINANCIALS		2,438,247
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 10.5%
Biotechnology - 0.6%
Amgen, Inc. (i)	179,900	$ 31,769
Baxalta, Inc.	511,400	16,789
		48,558
Health Care Equipment & Supplies - 2.1%
Baxter International, Inc.	511,400	20,497
DENTSPLY International, Inc.	293,900	16,726
Hoya Corp.	638,500	27,037
Medtronic PLC	1,335,356	104,679
St. Jude Medical, Inc.	239,377	17,671
		186,610
Pharmaceuticals - 7.8%
AbbVie, Inc.	353,100	24,721
Astellas Pharma, Inc.	1,674,700	25,228
GlaxoSmithKline PLC	2,905,900	63,160
Johnson & Johnson	3,796,748	380,472
Pfizer, Inc. (i)	3,171,379	114,360
Sanofi SA	268,721	28,966
Teva Pharmaceutical Industries Ltd. sponsored ADR	824,500	56,907
		693,814
TOTAL HEALTH CARE		928,982
INDUSTRIALS - 11.1%
Aerospace & Defense - 1.8%
The Boeing Co.	450,700	64,977
United Technologies Corp.	908,820	91,164
		156,141
Air Freight & Logistics - 2.8%
C.H. Robinson Worldwide, Inc.	327,556	22,978
PostNL NV (a)	6,818,600	29,295
United Parcel Service, Inc. Class B	1,895,573	194,031
		246,304
Airlines - 0.2%
Copa Holdings SA Class A	244,400	18,460
Commercial Services & Supplies - 0.4%
KAR Auction Services, Inc.	783,500	30,502
Republic Services, Inc.	225,267	9,581
		40,083
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 1.2%
Eaton Corp. PLC	749,700	$ 45,417
Emerson Electric Co.	1,150,987	59,564
		104,981
Industrial Conglomerates - 4.0%
General Electric Co.	12,561,560	327,857
Roper Industries, Inc.	139,100	23,267
		351,124
Machinery - 0.6%
Cummins, Inc.	114,500	14,831
Deere & Co.	415,200	39,265
		54,096
Professional Services - 0.1%
Acacia Research Corp. (f)	931,091	8,762
TOTAL INDUSTRIALS		979,951
INFORMATION TECHNOLOGY - 11.4%
Communications Equipment - 2.9%
Cisco Systems, Inc. (i)	5,283,586	150,160
QUALCOMM, Inc.	1,616,216	104,068
		254,228
Electronic Equipment & Components - 0.4%
Hitachi Ltd.	1,939,000	12,585
TE Connectivity Ltd.	360,532	21,964
		34,549
Internet Software & Services - 0.4%
Yahoo!, Inc. (a)	946,800	34,719
IT Services - 2.4%
IBM Corp.	937,334	151,839
Paychex, Inc. (i)	1,350,357	62,657
		214,496
Semiconductors & Semiconductor Equipment - 1.4%
Applied Materials, Inc.	2,399,682	41,658
Broadcom Corp. Class A	1,041,729	52,722
Maxim Integrated Products, Inc.	813,100	27,678
		122,058
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 1.5%
Micro Focus International PLC	1,802,200	$ 39,345
Microsoft Corp. (i)	2,003,316	93,555
		132,900
Technology Hardware, Storage & Peripherals - 2.4%
EMC Corp.	4,889,700	131,484
First Data Holdings, Inc. Class B (a)(j)	9,280,230	45,937
Hewlett-Packard Co.	642,400	19,606
Seagate Technology LLC	358,000	18,115
		215,142
TOTAL INFORMATION TECHNOLOGY		1,008,092
MATERIALS - 1.5%
Chemicals - 0.7%
LyondellBasell Industries NV Class A	245,200	23,007
Potash Corp. of Saskatchewan, Inc.	1,060,300	28,845
Tronox Ltd. Class A	665,635	7,309
		59,161
Containers & Packaging - 0.5%
Packaging Corp. of America	335,600	23,757
WestRock Co.	279,000	17,594
		41,351
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	1,297,592	15,247
Nucor Corp.	382,700	16,892
		32,139
TOTAL MATERIALS		132,651
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	3,202,289	111,248
TDC A/S	3,135,900	23,652
Verizon Communications, Inc.	3,072,960	143,784
		278,684
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.6%
KDDI Corp.	275,600	$ 7,006
Vodafone Group PLC	11,920,227	45,154
		52,160
TOTAL TELECOMMUNICATION SERVICES		330,844
UTILITIES - 3.6%
Electric Utilities - 3.5%
American Electric Power Co., Inc.	725,782	41,057
Entergy Corp.	350,700	24,907
Exelon Corp.	2,691,100	86,357
NextEra Energy, Inc.	152,811	16,076
PPL Corp.	2,064,800	65,681
Southern Co.	1,775,477	79,417
		313,495
Independent Power and Renewable Electricity Producers - 0.1%
NRG Yield, Inc. Class C	311,300	6,005
Talen Energy Corp. (a)	54,780	862
		6,867
TOTAL UTILITIES		320,362
TOTAL COMMON STOCKS (Cost $7,253,676)		8,430,246
Convertible Preferred Stocks - 0.1%

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. Series A 5.50%	80,500	5,732
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. 5.375%	37,000	3,478
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $7,718)		9,210
Corporate Bonds - 0.8%
		Principal Amount (e) (000s)	Value (000s)
Convertible Bonds - 0.6%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV 5.5% 11/9/15 (g)	EUR	9,200	$ 11,073
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Amyris, Inc. 3% 2/27/17		$ 2,101	1,864
Clean Energy Fuels Corp. 5.25% 10/1/18 (g)		1,430	1,018
Scorpio Tankers, Inc. 2.375% 7/1/19 (g)		12,250	13,590
			16,472
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
InterDigital, Inc. 1.5% 3/1/20 (g)		12,250	12,250
Internet Software & Services - 0.1%
Twitter, Inc. 1% 9/15/21 (g)		4,000	3,463
Semiconductors & Semiconductor Equipment - 0.1%
GT Advanced Technologies, Inc.:
3% 10/1/17 (d)		5,850	1,550
3% 12/15/20 (d)		8,460	2,242
Micron Technology, Inc.:
1.625% 2/15/33		1,390	2,419
3% 11/15/43		2,230	2,077
			8,288
TOTAL INFORMATION TECHNOLOGY			24,001
TOTAL CONVERTIBLE BONDS			51,546
Nonconvertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Altice SA 7.625% 2/15/25 (g)		5,840	5,723
Corporate Bonds - continued
		Principal Amount (e) (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - 0.2%
Food Products - 0.1%
H.J. Heinz Co. 4.875% 2/15/25 (g)		$ 3,737	$ 4,003
Post Holdings, Inc. 7.375% 2/15/22		5,035	5,148
			9,151
Tobacco - 0.1%
Vector Group Ltd. 7.75% 2/15/21		5,150	5,498
TOTAL CONSUMER STAPLES			14,649
MATERIALS - 0.0%
Metals & Mining - 0.0%
Walter Energy, Inc. 8.5% 4/15/21 (d)		7,720	77
TOTAL NONCONVERTIBLE BONDS			20,449
TOTAL CORPORATE BONDS (Cost $92,330)			71,995
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (g)(h) (Cost $6,128)	EUR	3,990	4,718
Money Market Funds - 4.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (b)	363,010,613	$ 363,011
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	13,066,050	13,066
TOTAL MONEY MARKET FUNDS (Cost $376,077)		376,077
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $7,735,929)		8,892,246
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(30,764)
NET ASSETS - 100%		$ 8,861,482
Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium (000s)
Call Options
Amgen, Inc.	10/16/15 - $185.00	874	$ 279	(356)
Cisco Systems, Inc.	8/21/15 - $30.00	26,417	1,298	(713)
JPMorgan Chase & Co.	8/21/15 - $67.50	15,054	2,855	(2,574)
Microsoft Corp.	8/21/15 - $50.00	5,008	336	(20)
Paychex, Inc.	9/18/15 - $52.50	8,743	385	(22)
Pfizer, Inc.	8/21/15 - $35.00	17,847	1,143	(1,981)
Reynolds American, Inc.	8/21/15 - $80.00	1,919	166	(1,123)
The Blackstone Group LP	9/18/15 - $45.00	4,217	255	(34)
The Williams Companies, Inc.	11/20/15 - $52.50	3,615	449	(1,591)
TOTAL WRITTEN OPTIONS	7,166	(8,414)
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $55,838,000 or 0.6% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $373,974,000.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,937,000 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
First Data Holdings, Inc. Class B	6/26/14	$ 37,121
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 268
Fidelity Securities Lending Cash Central Fund	258
Total	$ 526
Other Information

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 653,798	$ 653,798	$ -	$ -
Consumer Staples	755,114	745,947	9,167	-
Energy	882,205	844,829	37,376	-
Financials	2,438,247	2,430,219	8,028	-
Health Care	928,982	836,856	92,126	-
Industrials	979,951	979,951	-	-
Information Technology	1,008,092	962,155	-	45,937
Materials	132,651	132,651	-	-
Telecommunication Services	336,576	291,422	45,154	-
Utilities	323,840	323,840	-	-
Corporate Bonds	71,995	-	71,995	-
Preferred Securities	4,718	-	4,718	-
Money Market Funds	376,077	376,077	-	-
Total Investments in Securities:	$ 8,892,246	$ 8,577,745	$ 268,564	$ 45,937
Derivative Instruments:
Liabilities
Written Options	$ (8,414)	$ (8,414)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Equity Risk
Written Options (a)	$ -	$ (8,414)
Total Value of Derivatives	$ -	$ (8,414)
(a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.7%
United Kingdom	3.1%
Ireland	2.0%
Canada	1.3%
Switzerland	1.2%
Japan	1.1%
Others (Individually Less Than 1%)	3.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		July 31, 2015

Assets
Investment in securities, at value (including securities loaned of $12,654) - See accompanying schedule: Unaffiliated issuers (cost $7,359,852)	$ 8,516,169
Fidelity Central Funds (cost $376,077)	376,077
Total Investments (cost $7,735,929)		$ 8,892,246
Foreign currency held at value (cost $333)		333
Receivable for investments sold		9,188
Receivable for fund shares sold		5,840
Dividends receivable		17,376
Interest receivable		936
Distributions receivable from Fidelity Central Funds		89
Other receivables		1,173
Total assets		8,927,181

Liabilities
Payable for investments purchased	$ 25,507
Payable for fund shares redeemed	13,232
Accrued management fee	3,316
Written options, at value (premium received $7,166)	8,414
Other affiliated payables	1,139
Other payables and accrued expenses	1,025
Collateral on securities loaned, at value	13,066
Total liabilities		65,699

Net Assets		$ 8,861,482
Net Assets consist of:
Paid in capital		$ 7,295,052
Undistributed net investment income		10,665
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		400,769
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,154,996
Net Assets		$ 8,861,482

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2015

Equity-Income: Net Asset Value, offering price and redemption price per share ($6,813,224 ÷ 117,949 shares)	$ 57.76

Class K: Net Asset Value, offering price and redemption price per share ($2,048,258 ÷ 35,470 shares)	$ 57.75

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended July 31, 2015

Investment Income
Dividends		$ 144,100
Interest		3,788
Income from Fidelity Central Funds		526
Total income		148,414

Expenses
Management fee	$ 20,456
Transfer agent fees	6,179
Accounting and security lending fees	628
Custodian fees and expenses	110
Independent trustees' compensation	21
Registration fees	64
Audit	74
Legal	16
Miscellaneous	37
Total expenses before reductions	27,585
Expense reductions	(513)	27,072
Net investment income (loss)		121,342
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	391,827
Foreign currency transactions	(120)
Written options	10,597
Total net realized gain (loss)		402,304
Change in net unrealized appreciation (depreciation) on: Investment securities	9,712
Assets and liabilities in foreign currencies	135
Written options	(5,650)
Total change in net unrealized appreciation (depreciation)		4,197
Net gain (loss)		406,501
Net increase (decrease) in net assets resulting from operations		$ 527,843

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2015	Year ended January 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 121,342	$ 321,615
Net realized gain (loss)	402,304	737,600
Change in net unrealized appreciation (depreciation)	4,197	(247,403)
Net increase (decrease) in net assets resulting from operations	527,843	811,812
Distributions to shareholders from net investment income	(166,003)	(254,884)
Distributions to shareholders from net realized gain	(272,856)	(408,467)
Total distributions	(438,859)	(663,351)
Share transactions - net increase (decrease)	(185,521)	(512,098)
Total increase (decrease) in net assets	(96,537)	(363,637)

Net Assets
Beginning of period	8,958,019	9,321,656
End of period (including undistributed net investment income of $10,665 and undistributed net investment income of $55,326, respectively)	$ 8,861,482	$ 8,958,019

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Equity-Income

	Six months ended July 31,	Years ended January 31,
	2015	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 57.26	$ 56.69	$ 49.72	$ 42.77	$ 45.57	$ 37.93
Income from Investment Operations
Net investment income (loss) D	.77	2.00G	1.26	1.32	.89	.66
Net realized and unrealized gain (loss)	2.56	2.87	6.99	6.95	(2.80)	7.72
Total from investment operations	3.33	4.87	8.25	8.27	(1.91)	8.38
Distributions from net investment income	(1.06)	(1.60)	(1.28)	(1.32)	(.89)	(.74)
Distributions from net realized gain	(1.77)	(2.70)	-	-	-	-
Total distributions	(2.83)	(4.30)	(1.28)	(1.32)	(.89)	(.74)
Net asset value, end of period	$ 57.76	$ 57.26	$ 56.69	$ 49.72	$ 42.77	$ 45.57
Total ReturnB, C	5.92%	8.53%	16.72%	19.63%	(4.15)%	22.32%
Ratios to Average Net Assets E, H
Expenses before reductions	.63%A	.63%	.64%	.67%	.68%	.69%
Expenses net of fee waivers, if any	.63%A	.63%	.64%	.67%	.68%	.69%
Expenses net of all reductions	.62%A	.63%	.64%	.66%	.67%	.68%
Net investment income (loss)	2.63%A	3.30%G	2.30%	2.89%	2.04%	1.62%
Supplemental Data
Net assets, end of period (in millions)	$ 6,813	$ 6,686	$ 6,842	$ 6,401	$ 6,844	$ 10,049
Portfolio turnover rateF	53% A	40%	43%	43%	80%	28%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects large, non-recurring dividends which amounted to $.48 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 2.51%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended July 31,	Years ended January 31,
	2015	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 57.25	$ 56.67	$ 49.70	$ 42.76	$ 45.56	$ 37.93
Income from Investment Operations
Net investment income (loss) D	.80G	2.07G	1.33	1.38	.95	.72
Net realized and unrealized gain (loss)	2.56	2.88	6.99	6.95	(2.79)	7.72
Total from investment operations	3.36	4.95	8.32	8.33	(1.84)	8.44
Distributions from net investment income	(1.09)	(1.67)	(1.35)	(1.39)	(.96)	(.81)
Distributions from net realized gain	(1.77)	(2.70)	-	-	-	-
Total distributions	(2.86)	(4.37)	(1.35)	(1.39)	(.96)	(.81)
Net asset value, end of period	$ 57.75	$ 57.25	$ 56.67	$ 49.70	$ 42.76	$ 45.56
Total ReturnB, C	5.98%	8.68%	16.87%	19.78%	(4.00)%	22.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.52%A	.52%	.52%	.53%	.53%	.53%
Expenses net of fee waivers, if any	.52%A	.52%	.52%	.53%	.53%	.53%
Expenses net of all reductions	.51%A	.51%	.52%	.52%	.52%	.53%
Net investment income (loss)	2.75%A	3.41%G	2.42%	3.03%	2.19%	1.78%
Supplemental Data
Net assets, end of period (in millions)	$ 2,048	$ 2,272	$ 2,480	$ 2,276	$ 2,106	$ 2,559
Portfolio turnover rateF	53% A	40%	43%	43%	80%	28%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects large, non-recurring dividends which amounted to $.48 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 2.63%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2015

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Equity-Income Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity-Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to options, foreign currency transactions, market discount, contingent interest, equity-debt classifications, certain conversion ratio adjustments, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,594,883
Gross unrealized depreciation	(478,112)
Net unrealized appreciation (depreciation) on securities	$ 1,116,771

Tax cost	$ 7,775,475

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

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4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Options - continued

The Fund used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options" and are representative of volume of activity during the period.

During the period, the Fund recognized net realized gain (loss) of $10,597 and a change in net unrealized appreciation (depreciation) of $(5,650) related to its investment in written options. This amount is included in the Statement of Operations.

The following is a summary of the Fund's written options activity:

Written Options	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	113	$ 11,376
Options Opened	158	13,576
Options Exercised	(38)	(4,476)
Options Closed	(85)	(8,286)
Options Expired	(64)	(5,024)
Outstanding at end of period	84	$ 7,166

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,298,397 and $2,480,702, respectively.

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6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Equity-Income, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Equity-Income	$ 5,656.16
Class K	523.05
	$ 6,179

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $23 for the period.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $835. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $258, including $6 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $317 for the period.

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9. Expense Reductions - continued

In addition, during the period the investment adviser reimbursed/waived a portion of fund-level operating expenses in the amount of $36 and a portion of class-level operating expenses as follows:

Amount
Equity-Income	$ 160

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2015	Year ended January 31, 2015
From net investment income
Equity-Income	$ 124,691	$ 185,840
Class K	41,312	69,044
Total	$ 166,003	$ 254,884
From net realized gain
Equity-Income	$ 203,917	$ 303,759
Class K	68,939	104,708
Total	$ 272,856	$ 408,467

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended July 31, 2015	Year ended January 31, 2015	Six months ended July 31, 2015	Year ended January 31, 2015
Equity-Income
Shares sold	5,000	9,302	$ 292,257	$ 561,298
Reinvestment of distributions	5,463	7,949	312,725	465,549
Shares redeemed	(9,264)	(21,182)	(543,083)	(1,282,761)
Net increase (decrease)	1,199	(3,931)	$ 61,899	$ (255,914)
Class K
Shares sold	2,525	6,841	$ 148,255	$ 413,535
Reinvestment of distributions	1,927	2,965	110,250	173,753
Shares redeemed	(8,678)	(13,872)	(505,925)	(843,472)
Net increase (decrease)	(4,226)	(4,066)	$ (247,420)	$ (256,184)

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Devonshire Trust and the Shareholders of Fidelity Equity-Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Equity-Income Fund (a fund of Fidelity Devonshire Trust) at July 31, 2015, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Equity-Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 17, 2015

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Equity-Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers),and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and information security and to increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Semiannual Report

Fidelity Equity-Income Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Equity-Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Semiannual Report

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2014.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins, with particular focus on certain funds with negative margins; (vi) the realization of fall-out benefits in certain Fidelity business units; (vii) economies of scale and the way in which they are shared with fund shareholders; (viii) Fidelity's group fee structures, including the group fee schedule of breakpoints; (ix) the impact of cost containment measures on the funds; and (x) the transfer agent fee structure.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Japan) Limited

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

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for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

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Telephone (FAST®)
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Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

EQU-USAN-0915
1.789291.112

Fidelity®

Equity-Income

Fund -
Class K

Semiannual Report

July 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2015 to July 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio B	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period* February 1, 2015 to July 31, 2015
Equity-Income	.63%
Actual		$ 1,000.00	$ 1,059.20	$ 3.22
HypotheticalA		$ 1,000.00	$ 1,021.67	$ 3.16
Class K	.52%
Actual		$ 1,000.00	$ 1,059.80	$ 2.66
HypotheticalA		$ 1,000.00	$ 1,022.22	$ 2.61

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
JPMorgan Chase & Co. *	4.6	3.6
Johnson & Johnson	4.3	3.9
General Electric Co.	3.7	3.1
Chevron Corp.	2.6	2.4
Procter & Gamble Co.	2.4	2.3
United Parcel Service, Inc. Class B	2.2	2.0
Wells Fargo & Co.	2.1	1.9
The Blackstone Group LP *	1.8	1.7
IBM Corp.	1.7	1.5
KKR & Co. LP	1.7	1.7
	27.1
* Security or a portion of the security is pledged as collateral for call options written.
Top Five Market Sectors as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	27.6	24.6
Information Technology	11.7	10.7
Industrials	11.1	11.0
Health Care	10.5	11.4
Energy	10.1	9.3
Asset Allocation (% of fund's net assets)
As of July 31, 2015*		As of January 31, 2015**
	Stocks 95.1%		Stocks 89.2%
	Bonds 0.2%		Bonds 0.3%
	Convertible Securities 0.7%		Convertible Securities 3.8%
	Other Investments 0.1%		Other Investments 0.3%
	Short-Term Investments and Net Other Assets (Liabilities) 3.9%		Short-Term Investments and Net Other Assets (Liabilities) 6.4%
* Foreign investments	12.3%	** Foreign investments	11.3%
* Written options	(0.1)%	** Written options	(0.1)%

Semiannual Report

Investments July 31, 2015

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.4%
Automobiles - 0.7%
General Motors Co.	2,051,800	$ 64,652
Hotels, Restaurants & Leisure - 1.4%
Dunkin' Brands Group, Inc.	353,800	19,066
McDonald's Corp.	675,287	67,434
Yum! Brands, Inc.	360,579	31,644
		118,144
Household Durables - 0.5%
M.D.C. Holdings, Inc.	677,500	20,230
Tupperware Brands Corp.	413,300	24,166
		44,396
Leisure Products - 0.4%
Mattel, Inc.	1,557,000	36,138
Media - 1.9%
Comcast Corp. Class A	1,758,694	109,760
Daiichikosho Co. Ltd.	741,800	29,179
ITV PLC	5,917,300	25,939
		164,878
Multiline Retail - 1.7%
Kohl's Corp.	283,024	17,355
Macy's, Inc.	609,800	42,113
Target Corp.	1,143,609	93,604
		153,072
Specialty Retail - 0.8%
Foot Locker, Inc.	419,935	29,626
GNC Holdings, Inc.	615,200	30,274
Lewis Group Ltd.	2,133,900	9,708
Stage Stores, Inc.	165,313	2,910
		72,518
TOTAL CONSUMER DISCRETIONARY		653,798
CONSUMER STAPLES - 8.5%
Beverages - 0.9%
Anheuser-Busch InBev SA NV ADR	194,500	23,252
Molson Coors Brewing Co. Class B	616,495	43,857
The Coca-Cola Co.	418,400	17,188
		84,297
Food & Staples Retailing - 3.0%
CVS Health Corp.	1,169,200	131,500
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	190,904	$ 9,102
Tesco PLC	2,726,000	9,167
Wal-Mart Stores, Inc.	976,791	70,309
Walgreens Boots Alliance, Inc.	359,720	34,760
Whole Foods Market, Inc.	207,700	7,560
		262,398
Food Products - 1.0%
B&G Foods, Inc. Class A	407,967	12,047
Hilton Food Group PLC	1,250,632	8,603
Kellogg Co.	577,191	38,193
Sanderson Farms, Inc. (f)	127,900	9,210
The Hershey Co.	246,800	22,925
		90,978
Household Products - 2.4%
Procter & Gamble Co.	2,752,397	211,109
Personal Products - 0.2%
Avon Products, Inc.	3,180,400	18,033
Tobacco - 1.0%
Philip Morris International, Inc.	578,178	49,452
Reynolds American, Inc. (i)	452,820	38,847
		88,299
TOTAL CONSUMER STAPLES		755,114
ENERGY - 9.9%
Energy Equipment & Services - 0.7%
Ensco PLC Class A	948,506	15,726
National Oilwell Varco, Inc.	320,924	13,521
Oceaneering International, Inc.	223,400	8,940
Schlumberger Ltd.	313,500	25,964
		64,151
Oil, Gas & Consumable Fuels - 9.2%
Anadarko Petroleum Corp.	730,932	54,345
Apache Corp.	1,044,001	47,878
Avance Gas Holding Ltd.	482,904	8,070
BG Group PLC	2,196,700	37,376
BW LPG Ltd.	976,477	8,003
Cameco Corp.	467,800	6,424
Chevron Corp.	2,656,472	235,045
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
CONSOL Energy, Inc. (f)	833,534	$ 13,770
Foresight Energy LP	588,200	4,894
Golar LNG Ltd.	158,500	6,827
Kinder Morgan, Inc.	1,144,300	39,639
Legacy Reserves LP	1,737,600	13,571
Markwest Energy Partners LP	949,977	62,166
Noble Energy, Inc.	746,500	26,299
Suncor Energy, Inc.	2,871,400	80,883
The Williams Companies, Inc. (i)	2,252,743	118,224
Williams Partners LP	1,184,469	54,640
		818,054
TOTAL ENERGY		882,205
FINANCIALS - 27.5%
Banks - 14.1%
Bank of America Corp.	4,548,000	81,318
BB&T Corp.	179,900	7,245
CIT Group, Inc.	326,700	15,368
Comerica, Inc.	1,004,272	47,633
First Niagara Financial Group, Inc.	2,852,200	27,695
FirstMerit Corp.	1,610,926	30,189
JPMorgan Chase & Co. (i)	5,959,982	408,431
KeyCorp	2,108,700	31,293
Lakeland Financial Corp.	240,300	10,222
Lloyds Banking Group PLC	6,164,700	8,028
M&T Bank Corp.	885,878	116,183
Regions Financial Corp.	5,389,300	55,995
Standard Chartered PLC (United Kingdom)	1,625,864	24,888
SunTrust Banks, Inc.	1,672,100	74,141
U.S. Bancorp	2,742,422	123,985
Wells Fargo & Co.	3,230,850	186,969
		1,249,583
Capital Markets - 6.0%
Apollo Investment Corp.	3,483,841	23,899
Ares Capital Corp.	1,877,674	30,212
Ares Management LP	821,015	15,583
AURELIUS AG	259,590	12,544
Greenhill & Co., Inc.	69,565	2,736
KKR & Co. LP	6,344,665	151,637
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley	819,531	$ 31,831
Pershing Square Holdings Ltd. (a)	156,306	4,283
State Street Corp.	1,179,799	90,325
The Blackstone Group LP (i)	4,053,532	159,101
TPG Specialty Lending, Inc.	603,919	10,750
		532,901
Consumer Finance - 0.3%
Capital One Financial Corp.	293,100	23,829
Diversified Financial Services - 0.1%
McGraw Hill Financial, Inc.	128,300	13,055
Insurance - 4.7%
ACE Ltd.	730,727	79,481
Allied World Assur Co. Holdings AG	75,868	3,206
MetLife, Inc.	2,619,638	146,019
Prudential Financial, Inc.	526,977	46,564
The Chubb Corp.	771,063	95,866
The Travelers Companies, Inc.	441,000	46,799
		417,935
Real Estate Investment Trusts - 2.1%
American Capital Agency Corp.	1,249,563	24,067
Annaly Capital Management, Inc.	2,153,113	21,423
Coresite Realty Corp.	162,164	8,141
Cousins Properties, Inc.	1,188,500	12,337
Duke Realty LP	1,153,300	23,262
First Potomac Realty Trust	1,796,825	20,394
Home Properties, Inc.	101,315	7,467
Piedmont Office Realty Trust, Inc. Class A	991,900	18,062
Retail Properties America, Inc.	1,005,271	14,637
Sabra Health Care REIT, Inc.	258,900	7,081
Two Harbors Investment Corp.	1,240,378	12,677
Ventas, Inc.	221,803	14,881
		184,429
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	894,627	16,515
TOTAL FINANCIALS		2,438,247
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 10.5%
Biotechnology - 0.6%
Amgen, Inc. (i)	179,900	$ 31,769
Baxalta, Inc.	511,400	16,789
		48,558
Health Care Equipment & Supplies - 2.1%
Baxter International, Inc.	511,400	20,497
DENTSPLY International, Inc.	293,900	16,726
Hoya Corp.	638,500	27,037
Medtronic PLC	1,335,356	104,679
St. Jude Medical, Inc.	239,377	17,671
		186,610
Pharmaceuticals - 7.8%
AbbVie, Inc.	353,100	24,721
Astellas Pharma, Inc.	1,674,700	25,228
GlaxoSmithKline PLC	2,905,900	63,160
Johnson & Johnson	3,796,748	380,472
Pfizer, Inc. (i)	3,171,379	114,360
Sanofi SA	268,721	28,966
Teva Pharmaceutical Industries Ltd. sponsored ADR	824,500	56,907
		693,814
TOTAL HEALTH CARE		928,982
INDUSTRIALS - 11.1%
Aerospace & Defense - 1.8%
The Boeing Co.	450,700	64,977
United Technologies Corp.	908,820	91,164
		156,141
Air Freight & Logistics - 2.8%
C.H. Robinson Worldwide, Inc.	327,556	22,978
PostNL NV (a)	6,818,600	29,295
United Parcel Service, Inc. Class B	1,895,573	194,031
		246,304
Airlines - 0.2%
Copa Holdings SA Class A	244,400	18,460
Commercial Services & Supplies - 0.4%
KAR Auction Services, Inc.	783,500	30,502
Republic Services, Inc.	225,267	9,581
		40,083
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 1.2%
Eaton Corp. PLC	749,700	$ 45,417
Emerson Electric Co.	1,150,987	59,564
		104,981
Industrial Conglomerates - 4.0%
General Electric Co.	12,561,560	327,857
Roper Industries, Inc.	139,100	23,267
		351,124
Machinery - 0.6%
Cummins, Inc.	114,500	14,831
Deere & Co.	415,200	39,265
		54,096
Professional Services - 0.1%
Acacia Research Corp. (f)	931,091	8,762
TOTAL INDUSTRIALS		979,951
INFORMATION TECHNOLOGY - 11.4%
Communications Equipment - 2.9%
Cisco Systems, Inc. (i)	5,283,586	150,160
QUALCOMM, Inc.	1,616,216	104,068
		254,228
Electronic Equipment & Components - 0.4%
Hitachi Ltd.	1,939,000	12,585
TE Connectivity Ltd.	360,532	21,964
		34,549
Internet Software & Services - 0.4%
Yahoo!, Inc. (a)	946,800	34,719
IT Services - 2.4%
IBM Corp.	937,334	151,839
Paychex, Inc. (i)	1,350,357	62,657
		214,496
Semiconductors & Semiconductor Equipment - 1.4%
Applied Materials, Inc.	2,399,682	41,658
Broadcom Corp. Class A	1,041,729	52,722
Maxim Integrated Products, Inc.	813,100	27,678
		122,058
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 1.5%
Micro Focus International PLC	1,802,200	$ 39,345
Microsoft Corp. (i)	2,003,316	93,555
		132,900
Technology Hardware, Storage & Peripherals - 2.4%
EMC Corp.	4,889,700	131,484
First Data Holdings, Inc. Class B (a)(j)	9,280,230	45,937
Hewlett-Packard Co.	642,400	19,606
Seagate Technology LLC	358,000	18,115
		215,142
TOTAL INFORMATION TECHNOLOGY		1,008,092
MATERIALS - 1.5%
Chemicals - 0.7%
LyondellBasell Industries NV Class A	245,200	23,007
Potash Corp. of Saskatchewan, Inc.	1,060,300	28,845
Tronox Ltd. Class A	665,635	7,309
		59,161
Containers & Packaging - 0.5%
Packaging Corp. of America	335,600	23,757
WestRock Co.	279,000	17,594
		41,351
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	1,297,592	15,247
Nucor Corp.	382,700	16,892
		32,139
TOTAL MATERIALS		132,651
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.	3,202,289	111,248
TDC A/S	3,135,900	23,652
Verizon Communications, Inc.	3,072,960	143,784
		278,684
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.6%
KDDI Corp.	275,600	$ 7,006
Vodafone Group PLC	11,920,227	45,154
		52,160
TOTAL TELECOMMUNICATION SERVICES		330,844
UTILITIES - 3.6%
Electric Utilities - 3.5%
American Electric Power Co., Inc.	725,782	41,057
Entergy Corp.	350,700	24,907
Exelon Corp.	2,691,100	86,357
NextEra Energy, Inc.	152,811	16,076
PPL Corp.	2,064,800	65,681
Southern Co.	1,775,477	79,417
		313,495
Independent Power and Renewable Electricity Producers - 0.1%
NRG Yield, Inc. Class C	311,300	6,005
Talen Energy Corp. (a)	54,780	862
		6,867
TOTAL UTILITIES		320,362
TOTAL COMMON STOCKS (Cost $7,253,676)		8,430,246
Convertible Preferred Stocks - 0.1%

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. Series A 5.50%	80,500	5,732
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. 5.375%	37,000	3,478
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $7,718)		9,210
Corporate Bonds - 0.8%
		Principal Amount (e) (000s)	Value (000s)
Convertible Bonds - 0.6%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV 5.5% 11/9/15 (g)	EUR	9,200	$ 11,073
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Amyris, Inc. 3% 2/27/17		$ 2,101	1,864
Clean Energy Fuels Corp. 5.25% 10/1/18 (g)		1,430	1,018
Scorpio Tankers, Inc. 2.375% 7/1/19 (g)		12,250	13,590
			16,472
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
InterDigital, Inc. 1.5% 3/1/20 (g)		12,250	12,250
Internet Software & Services - 0.1%
Twitter, Inc. 1% 9/15/21 (g)		4,000	3,463
Semiconductors & Semiconductor Equipment - 0.1%
GT Advanced Technologies, Inc.:
3% 10/1/17 (d)		5,850	1,550
3% 12/15/20 (d)		8,460	2,242
Micron Technology, Inc.:
1.625% 2/15/33		1,390	2,419
3% 11/15/43		2,230	2,077
			8,288
TOTAL INFORMATION TECHNOLOGY			24,001
TOTAL CONVERTIBLE BONDS			51,546
Nonconvertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Altice SA 7.625% 2/15/25 (g)		5,840	5,723
Corporate Bonds - continued
		Principal Amount (e) (000s)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - 0.2%
Food Products - 0.1%
H.J. Heinz Co. 4.875% 2/15/25 (g)		$ 3,737	$ 4,003
Post Holdings, Inc. 7.375% 2/15/22		5,035	5,148
			9,151
Tobacco - 0.1%
Vector Group Ltd. 7.75% 2/15/21		5,150	5,498
TOTAL CONSUMER STAPLES			14,649
MATERIALS - 0.0%
Metals & Mining - 0.0%
Walter Energy, Inc. 8.5% 4/15/21 (d)		7,720	77
TOTAL NONCONVERTIBLE BONDS			20,449
TOTAL CORPORATE BONDS (Cost $92,330)			71,995
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (g)(h) (Cost $6,128)	EUR	3,990	4,718
Money Market Funds - 4.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (b)	363,010,613	$ 363,011
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	13,066,050	13,066
TOTAL MONEY MARKET FUNDS (Cost $376,077)		376,077
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $7,735,929)		8,892,246
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(30,764)
NET ASSETS - 100%		$ 8,861,482
Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium (000s)
Call Options
Amgen, Inc.	10/16/15 - $185.00	874	$ 279	(356)
Cisco Systems, Inc.	8/21/15 - $30.00	26,417	1,298	(713)
JPMorgan Chase & Co.	8/21/15 - $67.50	15,054	2,855	(2,574)
Microsoft Corp.	8/21/15 - $50.00	5,008	336	(20)
Paychex, Inc.	9/18/15 - $52.50	8,743	385	(22)
Pfizer, Inc.	8/21/15 - $35.00	17,847	1,143	(1,981)
Reynolds American, Inc.	8/21/15 - $80.00	1,919	166	(1,123)
The Blackstone Group LP	9/18/15 - $45.00	4,217	255	(34)
The Williams Companies, Inc.	11/20/15 - $52.50	3,615	449	(1,591)
TOTAL WRITTEN OPTIONS	7,166	(8,414)
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $55,838,000 or 0.6% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $373,974,000.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,937,000 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
First Data Holdings, Inc. Class B	6/26/14	$ 37,121
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 268
Fidelity Securities Lending Cash Central Fund	258
Total	$ 526
Other Information

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 653,798	$ 653,798	$ -	$ -
Consumer Staples	755,114	745,947	9,167	-
Energy	882,205	844,829	37,376	-
Financials	2,438,247	2,430,219	8,028	-
Health Care	928,982	836,856	92,126	-
Industrials	979,951	979,951	-	-
Information Technology	1,008,092	962,155	-	45,937
Materials	132,651	132,651	-	-
Telecommunication Services	336,576	291,422	45,154	-
Utilities	323,840	323,840	-	-
Corporate Bonds	71,995	-	71,995	-
Preferred Securities	4,718	-	4,718	-
Money Market Funds	376,077	376,077	-	-
Total Investments in Securities:	$ 8,892,246	$ 8,577,745	$ 268,564	$ 45,937
Derivative Instruments:
Liabilities
Written Options	$ (8,414)	$ (8,414)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of January 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Equity Risk
Written Options (a)	$ -	$ (8,414)
Total Value of Derivatives	$ -	$ (8,414)
(a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.7%
United Kingdom	3.1%
Ireland	2.0%
Canada	1.3%
Switzerland	1.2%
Japan	1.1%
Others (Individually Less Than 1%)	3.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		July 31, 2015

Assets
Investment in securities, at value (including securities loaned of $12,654) - See accompanying schedule: Unaffiliated issuers (cost $7,359,852)	$ 8,516,169
Fidelity Central Funds (cost $376,077)	376,077
Total Investments (cost $7,735,929)		$ 8,892,246
Foreign currency held at value (cost $333)		333
Receivable for investments sold		9,188
Receivable for fund shares sold		5,840
Dividends receivable		17,376
Interest receivable		936
Distributions receivable from Fidelity Central Funds		89
Other receivables		1,173
Total assets		8,927,181

Liabilities
Payable for investments purchased	$ 25,507
Payable for fund shares redeemed	13,232
Accrued management fee	3,316
Written options, at value (premium received $7,166)	8,414
Other affiliated payables	1,139
Other payables and accrued expenses	1,025
Collateral on securities loaned, at value	13,066
Total liabilities		65,699

Net Assets		$ 8,861,482
Net Assets consist of:
Paid in capital		$ 7,295,052
Undistributed net investment income		10,665
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		400,769
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,154,996
Net Assets		$ 8,861,482

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2015

Equity-Income: Net Asset Value, offering price and redemption price per share ($6,813,224 ÷ 117,949 shares)	$ 57.76

Class K: Net Asset Value, offering price and redemption price per share ($2,048,258 ÷ 35,470 shares)	$ 57.75

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended July 31, 2015

Investment Income
Dividends		$ 144,100
Interest		3,788
Income from Fidelity Central Funds		526
Total income		148,414

Expenses
Management fee	$ 20,456
Transfer agent fees	6,179
Accounting and security lending fees	628
Custodian fees and expenses	110
Independent trustees' compensation	21
Registration fees	64
Audit	74
Legal	16
Miscellaneous	37
Total expenses before reductions	27,585
Expense reductions	(513)	27,072
Net investment income (loss)		121,342
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	391,827
Foreign currency transactions	(120)
Written options	10,597
Total net realized gain (loss)		402,304
Change in net unrealized appreciation (depreciation) on: Investment securities	9,712
Assets and liabilities in foreign currencies	135
Written options	(5,650)
Total change in net unrealized appreciation (depreciation)		4,197
Net gain (loss)		406,501
Net increase (decrease) in net assets resulting from operations		$ 527,843

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended July 31, 2015	Year ended January 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 121,342	$ 321,615
Net realized gain (loss)	402,304	737,600
Change in net unrealized appreciation (depreciation)	4,197	(247,403)
Net increase (decrease) in net assets resulting from operations	527,843	811,812
Distributions to shareholders from net investment income	(166,003)	(254,884)
Distributions to shareholders from net realized gain	(272,856)	(408,467)
Total distributions	(438,859)	(663,351)
Share transactions - net increase (decrease)	(185,521)	(512,098)
Total increase (decrease) in net assets	(96,537)	(363,637)

Net Assets
Beginning of period	8,958,019	9,321,656
End of period (including undistributed net investment income of $10,665 and undistributed net investment income of $55,326, respectively)	$ 8,861,482	$ 8,958,019

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Equity-Income

	Six months ended July 31,	Years ended January 31,
	2015	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 57.26	$ 56.69	$ 49.72	$ 42.77	$ 45.57	$ 37.93
Income from Investment Operations
Net investment income (loss) D	.77	2.00G	1.26	1.32	.89	.66
Net realized and unrealized gain (loss)	2.56	2.87	6.99	6.95	(2.80)	7.72
Total from investment operations	3.33	4.87	8.25	8.27	(1.91)	8.38
Distributions from net investment income	(1.06)	(1.60)	(1.28)	(1.32)	(.89)	(.74)
Distributions from net realized gain	(1.77)	(2.70)	-	-	-	-
Total distributions	(2.83)	(4.30)	(1.28)	(1.32)	(.89)	(.74)
Net asset value, end of period	$ 57.76	$ 57.26	$ 56.69	$ 49.72	$ 42.77	$ 45.57
Total ReturnB, C	5.92%	8.53%	16.72%	19.63%	(4.15)%	22.32%
Ratios to Average Net Assets E, H
Expenses before reductions	.63%A	.63%	.64%	.67%	.68%	.69%
Expenses net of fee waivers, if any	.63%A	.63%	.64%	.67%	.68%	.69%
Expenses net of all reductions	.62%A	.63%	.64%	.66%	.67%	.68%
Net investment income (loss)	2.63%A	3.30%G	2.30%	2.89%	2.04%	1.62%
Supplemental Data
Net assets, end of period (in millions)	$ 6,813	$ 6,686	$ 6,842	$ 6,401	$ 6,844	$ 10,049
Portfolio turnover rateF	53% A	40%	43%	43%	80%	28%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects large, non-recurring dividends which amounted to $.48 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 2.51%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended July 31,	Years ended January 31,
	2015	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 57.25	$ 56.67	$ 49.70	$ 42.76	$ 45.56	$ 37.93
Income from Investment Operations
Net investment income (loss) D	.80G	2.07G	1.33	1.38	.95	.72
Net realized and unrealized gain (loss)	2.56	2.88	6.99	6.95	(2.79)	7.72
Total from investment operations	3.36	4.95	8.32	8.33	(1.84)	8.44
Distributions from net investment income	(1.09)	(1.67)	(1.35)	(1.39)	(.96)	(.81)
Distributions from net realized gain	(1.77)	(2.70)	-	-	-	-
Total distributions	(2.86)	(4.37)	(1.35)	(1.39)	(.96)	(.81)
Net asset value, end of period	$ 57.75	$ 57.25	$ 56.67	$ 49.70	$ 42.76	$ 45.56
Total ReturnB, C	5.98%	8.68%	16.87%	19.78%	(4.00)%	22.50%
Ratios to Average Net Assets E, H
Expenses before reductions	.52%A	.52%	.52%	.53%	.53%	.53%
Expenses net of fee waivers, if any	.52%A	.52%	.52%	.53%	.53%	.53%
Expenses net of all reductions	.51%A	.51%	.52%	.52%	.52%	.53%
Net investment income (loss)	2.75%A	3.41%G	2.42%	3.03%	2.19%	1.78%
Supplemental Data
Net assets, end of period (in millions)	$ 2,048	$ 2,272	$ 2,480	$ 2,276	$ 2,106	$ 2,559
Portfolio turnover rateF	53% A	40%	43%	43%	80%	28%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects large, non-recurring dividends which amounted to $.48 per share. Excluding these non-recurring dividends, the ratio of net investment income (loss) to average net assets would have been 2.63%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2015

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Equity-Income Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity-Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2015, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to options, foreign currency transactions, market discount, contingent interest, equity-debt classifications, certain conversion ratio adjustments, partnerships, deferred trustees compensation and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,594,883
Gross unrealized depreciation	(478,112)
Net unrealized appreciation (depreciation) on securities	$ 1,116,771

Tax cost	$ 7,775,475

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Options - continued

The Fund used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options" and are representative of volume of activity during the period.

During the period, the Fund recognized net realized gain (loss) of $10,597 and a change in net unrealized appreciation (depreciation) of $(5,650) related to its investment in written options. This amount is included in the Statement of Operations.

The following is a summary of the Fund's written options activity:

Written Options	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	113	$ 11,376
Options Opened	158	13,576
Options Exercised	(38)	(4,476)
Options Closed	(85)	(8,286)
Options Expired	(64)	(5,024)
Outstanding at end of period	84	$ 7,166

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,298,397 and $2,480,702, respectively.

Semiannual Report

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Equity-Income, except for Class K. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Equity-Income	$ 5,656.16
Class K	523.05
	$ 6,179

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $23 for the period.

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $835. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $258, including $6 from securities loaned to FCM.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $317 for the period.

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9. Expense Reductions - continued

In addition, during the period the investment adviser reimbursed/waived a portion of fund-level operating expenses in the amount of $36 and a portion of class-level operating expenses as follows:

Amount
Equity-Income	$ 160

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2015	Year ended January 31, 2015
From net investment income
Equity-Income	$ 124,691	$ 185,840
Class K	41,312	69,044
Total	$ 166,003	$ 254,884
From net realized gain
Equity-Income	$ 203,917	$ 303,759
Class K	68,939	104,708
Total	$ 272,856	$ 408,467

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended July 31, 2015	Year ended January 31, 2015	Six months ended July 31, 2015	Year ended January 31, 2015
Equity-Income
Shares sold	5,000	9,302	$ 292,257	$ 561,298
Reinvestment of distributions	5,463	7,949	312,725	465,549
Shares redeemed	(9,264)	(21,182)	(543,083)	(1,282,761)
Net increase (decrease)	1,199	(3,931)	$ 61,899	$ (255,914)
Class K
Shares sold	2,525	6,841	$ 148,255	$ 413,535
Reinvestment of distributions	1,927	2,965	110,250	173,753
Shares redeemed	(8,678)	(13,872)	(505,925)	(843,472)
Net increase (decrease)	(4,226)	(4,066)	$ (247,420)	$ (256,184)

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Notes to Financial Statements - continued

(Amounts in thousands except percentages)

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Devonshire Trust and the Shareholders of Fidelity Equity-Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Equity-Income Fund (a fund of Fidelity Devonshire Trust) at July 31, 2015, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Equity-Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 17, 2015

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Equity-Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers),and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and information security and to increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Semiannual Report

Fidelity Equity-Income Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Equity-Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Semiannual Report

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2014.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

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The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins, with particular focus on certain funds with negative margins; (vi) the realization of fall-out benefits in certain Fidelity business units; (vii) economies of scale and the way in which they are shared with fund shareholders; (viii) Fidelity's group fee structures, including the group fee schedule of breakpoints; (ix) the impact of cost containment measures on the funds; and (x) the transfer agent fee structure.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company
Chicago, IL

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

EQU-K-USAN-0915
1.863287.106
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments July 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees Contents Shareholder Expense Example Investment Changes (Unaudited) Investments July 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees Contents Shareholder Expense Example Investment Changes (Unaudited) Investments July 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees

Fidelity®

Stock Selector Large Cap Value

Fund

Semiannual Report

July 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2015 to July 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period* February 1, 2015 to July 31, 2015
Class A	1.09%
Actual		$ 1,000.00	$ 1,047.50	$ 5.53
HypotheticalA		$ 1,000.00	$ 1,019.39	$ 5.46
Class T	1.41%
Actual		$ 1,000.00	$ 1,046.30	$ 7.15
HypotheticalA		$ 1,000.00	$ 1,017.80	$ 7.05
Class B	1.93%
Actual		$ 1,000.00	$ 1,043.90	$ 9.78
HypotheticalA		$ 1,000.00	$ 1,015.22	$ 9.64
Class C	1.93%
Actual		$ 1,000.00	$ 1,043.90	$ 9.78
HypotheticalA		$ 1,000.00	$ 1,015.22	$ 9.64
Stock Selector Large Cap Value	.80%
Actual		$ 1,000.00	$ 1,049.90	$ 4.07
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Class I	.82%
Actual		$ 1,000.00	$ 1,049.50	$ 4.17
HypotheticalA		$ 1,000.00	$ 1,020.73	$ 4.11

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class B	4.6	4.3
Wells Fargo & Co.	3.6	3.0
General Electric Co.	2.8	1.9
Johnson & Johnson	2.4	2.0
Imperial Oil Ltd.	2.4	1.3
Chevron Corp.	2.4	2.5
Suncor Energy, Inc.	2.3	1.4
Procter & Gamble Co.	2.3	1.5
Goldman Sachs Group, Inc.	2.0	1.7
QUALCOMM, Inc.	2.0	0.6
	26.8
Top Five Market Sectors as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.4	28.1
Energy	13.0	10.7
Health Care	12.1	13.7
Information Technology	10.8	9.2
Industrials	9.5	8.9
Asset Allocation (% of fund's net assets)
As of July 31, 2015*		As of January 31, 2015**
	Stocks and Equity Futures 99.5%		Stocks and Equity Futures 95.9%
	Other Investments 0.1%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 0.4%		Short-Term Investments and Net Other Assets (Liabilities) 4.0%
* Foreign investments	17.2%	** Foreign investments	17.1%

Semiannual Report

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CONSUMER DISCRETIONARY - 5.3%
Auto Components - 0.5%
Delphi Automotive PLC	49,600	$ 3,872,768
Household Durables - 0.8%
Whirlpool Corp.	35,800	6,362,734
Media - 1.9%
Liberty Broadband Corp. Class C (a)	66,787	3,575,108
Liberty Media Corp. Class C (a)	31,500	1,187,550
Time Warner, Inc.	23,000	2,024,920
Twenty-First Century Fox, Inc. Class A	215,200	7,422,248
		14,209,826
Multiline Retail - 1.7%
Kohl's Corp.	72,800	4,464,096
Target Corp.	108,034	8,842,583
		13,306,679
Textiles, Apparel & Luxury Goods - 0.4%
Ralph Lauren Corp.	24,600	3,096,894
TOTAL CONSUMER DISCRETIONARY		40,848,901
CONSUMER STAPLES - 6.7%
Beverages - 0.8%
Coca-Cola Enterprises, Inc.	73,400	3,749,272
Molson Coors Brewing Co. Class B	40,900	2,909,626
		6,658,898
Food & Staples Retailing - 2.6%
Wal-Mart Stores, Inc.	152,945	11,008,981
Walgreens Boots Alliance, Inc.	91,340	8,826,184
		19,835,165
Food Products - 1.0%
Bunge Ltd.	39,535	3,156,870
The J.M. Smucker Co.	40,842	4,561,643
		7,718,513
Household Products - 2.3%
Procter & Gamble Co.	228,680	17,539,756
TOTAL CONSUMER STAPLES		51,752,332
Common Stocks - continued
	Shares	Value
ENERGY - 13.0%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	188,200	$ 10,943,830
Dril-Quip, Inc. (a)	78,600	4,591,026
		15,534,856
Oil, Gas & Consumable Fuels - 11.0%
Cabot Oil & Gas Corp.	151,900	3,973,704
California Resources Corp.	770,000	3,257,100
Chevron Corp.	207,000	18,315,360
Diamondback Energy, Inc.	95,700	6,440,610
Imperial Oil Ltd.	498,800	18,455,428
PDC Energy, Inc. (a)	142,500	6,690,375
Phillips 66 Co.	114,400	9,094,800
Stone Energy Corp. (a)	201,600	1,167,264
Suncor Energy, Inc.	648,000	18,253,102
		85,647,743
TOTAL ENERGY		101,182,599
FINANCIALS - 29.5%
Banks - 10.8%
CIT Group, Inc.	180,900	8,509,536
First Citizen Bancshares, Inc. (a)	10,000	2,563,400
First Citizen Bancshares, Inc. Class A	17,200	4,409,048
First Niagara Financial Group, Inc.	300,000	2,913,000
Investors Bancorp, Inc.	427,300	5,204,514
JPMorgan Chase & Co.	60,000	4,111,800
PNC Financial Services Group, Inc.	82,100	8,060,578
Popular, Inc. (a)	98,280	3,009,334
Susquehanna Bancshares, Inc.	427,300	6,067,660
U.S. Bancorp	244,100	11,035,761
Wells Fargo & Co.	481,300	27,852,831
		83,737,462
Capital Markets - 4.6%
Fortress Investment Group LLC	565,000	3,864,600
Goldman Sachs Group, Inc.	75,000	15,380,250
Interactive Brokers Group, Inc.	230,900	9,270,635
Invesco Ltd.	180,800	6,978,880
		35,494,365
Consumer Finance - 0.5%
Discover Financial Services	25,000	1,395,250
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Enova International, Inc. (a)	31,175	$ 563,644
EZCORP, Inc. (non-vtg.) Class A (a)	192,400	1,364,116
Navient Corp.	44,500	698,650
		4,021,660
Diversified Financial Services - 4.7%
Berkshire Hathaway, Inc. Class B (a)	248,457	35,464,749
Rescap Liquidating Trust	90,000	860,400
		36,325,149
Insurance - 5.8%
ACE Ltd.	119,500	12,998,015
AFLAC, Inc.	173,450	11,109,473
AMBAC Financial Group, Inc. (a)	180,000	2,887,200
Donegal Group, Inc. Class A	38,500	572,495
National Western Life Insurance Co. Class A	8,750	2,108,663
Old Republic International Corp.	123,700	2,069,501
StanCorp Financial Group, Inc.	55,500	6,328,110
Torchmark Corp.	114,525	7,055,885
		45,129,342
Real Estate Investment Trusts - 0.5%
FelCor Lodging Trust, Inc.	100,000	936,000
Grivalia Properties REIC	351,900	2,712,204
		3,648,204
Real Estate Management & Development - 1.2%
Consolidated-Tomoka Land Co.	36,650	2,123,135
Kennedy-Wilson Holdings, Inc. (a)	285,500	7,228,860
		9,351,995
Thrifts & Mortgage Finance - 1.4%
Beneficial Bancorp, Inc. (a)	313,185	4,027,559
Meridian Bancorp, Inc. (a)	514,164	6,704,699
		10,732,258
TOTAL FINANCIALS		228,440,435
HEALTH CARE - 12.1%
Health Care Equipment & Supplies - 3.2%
Abbott Laboratories	152,300	7,720,087
Medtronic PLC	124,394	9,751,246
Teleflex, Inc.	21,000	2,813,790
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
The Cooper Companies, Inc.	10,700	$ 1,893,900
Zimmer Biomet Holdings, Inc.	24,900	2,591,343
		24,770,366
Health Care Providers & Services - 1.1%
Aetna, Inc.	49,600	5,603,312
HCA Holdings, Inc. (a)	28,700	2,669,387
		8,272,699
Pharmaceuticals - 7.8%
AbbVie, Inc.	30,500	2,135,305
Allergan PLC (a)	33,400	11,060,410
Endo Health Solutions, Inc. (a)	34,300	3,002,622
Jazz Pharmaceuticals PLC (a)	52,200	10,034,928
Johnson & Johnson	187,100	18,749,291
Merck & Co., Inc.	81,100	4,781,656
Pfizer, Inc.	248,500	8,960,910
Valeant Pharmaceuticals International, Inc. (Canada) (a)	8,600	2,204,956
		60,930,078
TOTAL HEALTH CARE		93,973,143
INDUSTRIALS - 9.5%
Aerospace & Defense - 1.5%
L-3 Communications Holdings, Inc.	56,900	6,569,674
Textron, Inc.	68,900	3,010,930
United Technologies Corp.	21,500	2,156,665
		11,737,269
Air Freight & Logistics - 0.7%
FedEx Corp.	33,800	5,793,996
Building Products - 1.2%
Allegion PLC	147,319	9,313,507
Construction & Engineering - 0.9%
AECOM Technology Corp. (a)	215,456	6,642,512
Industrial Conglomerates - 3.0%
Danaher Corp.	18,300	1,675,548
General Electric Co.	841,900	21,973,590
		23,649,138
Machinery - 1.2%
Deere & Co.	48,650	4,600,831
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Pall Corp.	18,100	$ 2,288,745
Pentair PLC	38,700	2,353,347
		9,242,923
Road & Rail - 1.0%
CSX Corp.	243,559	7,618,526
TOTAL INDUSTRIALS		73,997,871
INFORMATION TECHNOLOGY - 10.8%
Communications Equipment - 2.7%
Cisco Systems, Inc.	191,700	5,448,114
QUALCOMM, Inc.	237,300	15,279,747
		20,727,861
Electronic Equipment & Components - 0.6%
Jabil Circuit, Inc.	221,348	4,482,297
Internet Software & Services - 1.0%
Google, Inc. Class A (a)	4,700	3,090,250
Yahoo!, Inc. (a)	124,100	4,550,747
		7,640,997
Semiconductors & Semiconductor Equipment - 1.8%
Broadcom Corp. Class A	144,200	7,297,962
Maxim Integrated Products, Inc.	96,500	3,284,860
Semtech Corp. (a)	203,100	3,572,529
		14,155,351
Software - 1.6%
Microsoft Corp.	46,600	2,176,220
Oracle Corp.	142,200	5,679,468
Symantec Corp.	189,400	4,306,956
		12,162,644
Technology Hardware, Storage & Peripherals - 3.1%
EMC Corp.	288,200	7,749,698
Hewlett-Packard Co.	412,500	12,589,500
Samsung Electronics Co. Ltd.	3,857	3,919,715
		24,258,913
TOTAL INFORMATION TECHNOLOGY		83,428,063
Common Stocks - continued
	Shares	Value
MATERIALS - 2.8%
Chemicals - 2.1%
Agrium, Inc.	43,400	$ 4,440,050
Eastman Chemical Co.	70,700	5,542,880
LyondellBasell Industries NV Class A	22,820	2,141,201
Methanex Corp.	81,000	3,650,373
		15,774,504
Containers & Packaging - 0.3%
WestRock Co.	40,900	2,579,154
Metals & Mining - 0.4%
Compass Minerals International, Inc.	40,600	3,248,000
TOTAL MATERIALS		21,601,658
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	370,900	12,885,066
Frontier Communications Corp. (e)	502,000	2,369,440
Verizon Communications, Inc.	67,800	3,172,362
		18,426,868
UTILITIES - 5.8%
Electric Utilities - 3.6%
Edison International	77,200	4,632,772
Exelon Corp.	176,100	5,651,049
ITC Holdings Corp.	96,400	3,256,392
NextEra Energy, Inc.	63,910	6,723,332
OGE Energy Corp.	105,900	3,151,584
Xcel Energy, Inc.	127,700	4,427,359
		27,842,488
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc. (a)	76,800	2,000,640
Multi-Utilities - 2.0%
CMS Energy Corp.	188,900	6,471,714
Public Service Enterprise Group, Inc.	88,600	3,691,962
Sempra Energy	49,750	5,063,555
		15,227,231
TOTAL UTILITIES		45,070,359
TOTAL COMMON STOCKS (Cost $714,783,643)		758,722,229
Nonconvertible Preferred Stocks - 0.8%
	Shares	Value
FINANCIALS - 0.8%
Real Estate Investment Trusts - 0.8%
Equity Lifestyle Properties, Inc. Series C, 6.75% (Cost $5,890,714)	243,866	$ 6,345,393
U.S. Treasury Obligations - 0.0%
		Principal Amount (d)
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.05% 8/13/15 to 10/29/15 (h) (Cost $209,993)		$ 210,000	209,991
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $353,224)	EUR	230,000	271,901
Money Market Funds - 1.6%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	11,949,021	11,949,021
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	632,225	632,225
TOTAL MONEY MARKET FUNDS (Cost $12,581,246)		12,581,246
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $733,818,820)		778,130,760
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(3,056,951)
NET ASSETS - 100%		$ 775,073,809
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
58 ICE Russell 1000 Value Index Contracts (United States)	Sept. 2015	$ 5,856,260	$ 97,523
The face value of futures purchased as a percentage of net assets is 0.8%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $271,901 or 0.0% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $209,991.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,706
Fidelity Securities Lending Cash Central Fund	18,378
Total	$ 34,084
Other Information

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 40,848,901	$ 40,848,901	$ -	$ -
Consumer Staples	51,752,332	51,752,332	-	-
Energy	101,182,599	101,182,599	-	-
Financials	234,785,828	232,073,624	-	2,712,204
Health Care	93,973,143	93,973,143	-	-
Industrials	73,997,871	73,997,871	-	-
Information Technology	83,428,063	83,428,063	-	-
Materials	21,601,658	21,601,658	-	-
Telecommunication Services	18,426,868	18,426,868	-	-
Utilities	45,070,359	45,070,359	-	-
U.S. Government and Government Agency Obligations	209,991	-	209,991	-
Preferred Securities	271,901	-	271,901	-
Money Market Funds	12,581,246	12,581,246	-	-
Total Investments in Securities:	$ 778,130,760	$ 774,936,664	$ 481,892	$ 2,712,204
Derivative Instruments:
Assets
Futures Contracts	$ 97,523	$ 97,523	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 7,914,782
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 97,523	$ -
Total Value of Derivatives	$ 97,523	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	82.8%
Canada	6.1%
Ireland	6.0%
Switzerland	1.7%
Bermuda	1.3%
Others (Individually Less Than 1%)	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $628,232) - See accompanying schedule: Unaffiliated issuers (cost $721,237,574)	$ 765,549,514
Fidelity Central Funds (cost $12,581,246)	12,581,246
Total Investments (cost $733,818,820)		$ 778,130,760
Receivable for investments sold		5,707,599
Receivable for fund shares sold		341,131
Dividends receivable		564,444
Distributions receivable from Fidelity Central Funds		2,594
Other receivables		11,306
Total assets		784,757,834

Liabilities
Payable to custodian bank	$ 1,605,469
Payable for investments purchased	4,598,547
Payable for fund shares redeemed	2,244,321
Accrued management fee	374,352
Distribution and service plan fees payable	19,610
Payable for daily variation margin for derivative instruments	22,620
Other affiliated payables	149,042
Other payables and accrued expenses	37,839
Collateral on securities loaned, at value	632,225
Total liabilities		9,684,025

Net Assets		$ 775,073,809
Net Assets consist of:
Paid in capital		$ 899,339,472
Undistributed net investment income		4,338,054
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(173,013,075)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		44,409,358
Net Assets		$ 775,073,809

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

July 31, 2015 (Unaudited)
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($26,480,685 ÷ 1,540,023 shares)	$ 17.19

Maximum offering price per share (100/94.25 of $17.19)	$ 18.24
Class T: Net Asset Value and redemption price per share ($10,816,710 ÷ 630,455 shares)	$ 17.16

Maximum offering price per share (100/96.50 of $17.16)	$ 17.78
Class B: Net Asset Value and offering price per share ($1,097,526 ÷ 64,148 shares)A	$ 17.11

Class C: Net Asset Value and offering price per share ($10,124,285 ÷ 599,484 shares)	$ 16.89

Stock Selector Large Cap Value: Net Asset Value, offering price and redemption price per share ($718,597,861 ÷ 41,472,559 shares)	$ 17.33

Class I: Net Asset Value, offering price and redemption price per share ($7,956,742 ÷ 461,345 shares)	$ 17.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended July 31, 2015 (Unaudited)

Investment Income
Dividends		$ 7,855,700
Income from Fidelity Central Funds		34,084
Total income		7,889,784

Expenses
Management fee
Basic fee	$ 2,264,506
Performance adjustment	81,267
Transfer agent fees	773,418
Distribution and service plan fees	120,383
Accounting and security lending fees	142,450
Custodian fees and expenses	13,908
Independent trustees' compensation	1,752
Registration fees	44,285
Audit	25,758
Legal	1,172
Miscellaneous	3,223
Total expenses before reductions	3,472,122
Expense reductions	(36,281)	3,435,841
Net investment income (loss)		4,453,943
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	62,040,040
Foreign currency transactions	31,849
Futures contracts	118,914
Total net realized gain (loss)		62,190,803
Change in net unrealized appreciation (depreciation) on: Investment securities	(25,759,731)
Assets and liabilities in foreign currencies	3,983
Futures contracts	124,254
Total change in net unrealized appreciation (depreciation)		(25,631,494)
Net gain (loss)		36,559,309
Net increase (decrease) in net assets resulting from operations		$ 41,013,252

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2015 (Unaudited)	Year ended January 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,453,943	$ 8,585,292
Net realized gain (loss)	62,190,803	56,818,364
Change in net unrealized appreciation (depreciation)	(25,631,494)	7,194,856
Net increase (decrease) in net assets resulting from operations	41,013,252	72,598,512
Distributions to shareholders from net investment income	(135,985)	(7,672,855)
Distributions to shareholders from net realized gain	-	-
Total distributions	(135,985)	(7,672,855)
Share transactions - net increase (decrease)	(85,366,510)	193,619,743
Total increase (decrease) in net assets	(44,489,243)	258,545,400

Net Assets
Beginning of period	819,563,052	561,017,652
End of period (including undistributed net investment income of $4,338,054 and undistributed net investment income of $20,096, respectively)	$ 775,073,809	$ 819,563,052

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 16.41	$ 14.72	$ 12.43	$ 10.71	$ 10.72	$ 9.35
Income from Investment Operations
Net investment income (loss) E	.07	.15	.13	.20	.14	.09
Net realized and unrealized gain (loss)	.71	1.65	2.35	1.73	.02	1.38
Total from investment operations	.78	1.80	2.48	1.93	.16	1.47
Distributions from net investment income	-	(.11)	(.15)	(.21)	(.17)	(.10)
Distributions from net realized gain	-	-	(.05)	-	-	-
Total distributions	-	(.11)	(.19)I	(.21)	(.17)	(.10)
Net asset value, end of period	$ 17.19	$ 16.41	$ 14.72	$ 12.43	$ 10.71	$ 10.72
Total ReturnB, C, D	4.75%	12.25%	20.01%	18.15%	1.58%	15.79%
Ratios to Average Net Assets F, H
Expenses before reductions	1.10%A	1.07%	1.00%	.87%	.87%	1.00%
Expenses net of fee waivers, if any	1.09%A	1.07%	1.00%	.87%	.87%	1.00%
Expenses net of all reductions	1.09%A	1.07%	1.00%	.85%	.86%	1.00%
Net investment income (loss)	.82%A	.94%	.95%	1.74%	1.38%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,481	$ 26,536	$ 21,266	$ 18,234	$ 18,900	$ 20,815
Portfolio turnover rateG	70% A	60%	64%	63%	128%	120%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.19 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.047 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 16.40	$ 14.71	$ 12.44	$ 10.72	$ 10.74	$ 9.36
Income from Investment Operations
Net investment income (loss) E	.04	.10	.09	.17	.12	.06
Net realized and unrealized gain (loss)	.72	1.66	2.34	1.73	.01	1.39
Total from investment operations	.76	1.76	2.43	1.90	.13	1.45
Distributions from net investment income	-	(.07)	(.11)	(.18)	(.15)	(.07)
Distributions from net realized gain	-	-	(.05)	-	-	-
Total distributions	-	(.07)	(.16)	(.18)	(.15)	(.07)
Net asset value, end of period	$ 17.16	$ 16.40	$ 14.71	$ 12.44	$ 10.72	$ 10.74
Total ReturnB, C, D	4.63%	11.95%	19.54%	17.88%	1.26%	15.50%
Ratios to Average Net Assets F, H
Expenses before reductions	1.41%A	1.39%	1.32%	1.14%	1.14%	1.29%
Expenses net of fee waivers, if any	1.41%A	1.39%	1.32%	1.14%	1.14%	1.29%
Expenses net of all reductions	1.40%A	1.39%	1.31%	1.12%	1.13%	1.28%
Net investment income (loss)	.51%A	.62%	.63%	1.48%	1.11%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,817	$ 10,469	$ 8,244	$ 6,544	$ 5,603	$ 5,625
Portfolio turnover rateG	70% A	60%	64%	63%	128%	120%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 16.39	$ 14.72	$ 12.44	$ 10.72	$ 10.72	$ 9.35
Income from Investment Operations
Net investment income (loss) E	- I	.02	.02	.11	.07	.01
Net realized and unrealized gain (loss)	.72	1.65	2.34	1.73	.02	1.38
Total from investment operations	.72	1.67	2.36	1.84	.09	1.39
Distributions from net investment income	-	-	(.03)	(.12)	(.09)	(.02)
Distributions from net realized gain	-	-	(.05)	-	-	-
Total distributions	-	-	(.08)	(.12)	(.09)	(.02)
Net asset value, end of period	$ 17.11	$ 16.39	$ 14.72	$ 12.44	$ 10.72	$ 10.72
Total ReturnB, C, D	4.39%	11.35%	18.94%	17.24%	.86%	14.87%
Ratios to Average Net Assets F, H
Expenses before reductions	1.93%A	1.89%	1.81%	1.63%	1.62%	1.80%
Expenses net of fee waivers, if any	1.93%A	1.89%	1.80%	1.63%	1.62%	1.80%
Expenses net of all reductions	1.92%A	1.89%	1.80%	1.60%	1.62%	1.79%
Net investment income (loss)	(.01)%A	.12%	.14%	.99%	.63%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,098	$ 1,355	$ 1,632	$ 1,645	$ 1,819	$ 2,274
Portfolio turnover rateG	70% A	60%	64%	63%	128%	120%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 16.18	$ 14.53	$ 12.30	$ 10.61	$ 10.63	$ 9.30
Income from Investment Operations
Net investment income (loss) E	- I	.02	.02	.11	.07	.01
Net realized and unrealized gain (loss)	.71	1.63	2.31	1.72	.01	1.36
Total from investment operations	.71	1.65	2.33	1.83	.08	1.37
Distributions from net investment income	-	-	(.05)	(.14)	(.10)	(.04)
Distributions from net realized gain	-	-	(.05)	-	-	-
Total distributions	-	-	(.10)	(.14)	(.10)	(.04)
Net asset value, end of period	$ 16.89	$ 16.18	$ 14.53	$ 12.30	$ 10.61	$ 10.63
Total ReturnB, C, D	4.39%	11.36%	18.94%	17.32%	.85%	14.79%
Ratios to Average Net Assets F, H
Expenses before reductions	1.93%A	1.89%	1.81%	1.63%	1.62%	1.75%
Expenses net of fee waivers, if any	1.93%A	1.89%	1.80%	1.63%	1.62%	1.75%
Expenses net of all reductions	1.92%A	1.89%	1.80%	1.61%	1.61%	1.74%
Net investment income (loss)	(.01)%A	.12%	.14%	.99%	.63%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,124	$ 10,118	$ 7,789	$ 5,839	$ 4,979	$ 3,959
Portfolio turnover rateG	70% A	60%	64%	63%	128%	120%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Stock Selector Large Cap Value

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 16.51	$ 14.81	$ 12.51	$ 10.77	$ 10.78	$ 9.40
Income from Investment Operations
Net investment income (loss) D	.10	.20	.17	.23	.18	.11
Net realized and unrealized gain (loss)	.72	1.66	2.37	1.75	.01	1.40
Total from investment operations	.82	1.86	2.54	1.98	.19	1.51
Distributions from net investment income	-H	(.16)	(.19)	(.24)	(.20)	(.13)
Distributions from net realized gain	-	-	(.05)	-	-	-
Total distributions	-H	(.16)	(.24)	(.24)	(.20)	(.13)
Net asset value, end of period	$ 17.33	$ 16.51	$ 14.81	$ 12.51	$ 10.77	$ 10.78
Total ReturnB, C	4.99%	12.54%	20.31%	18.55%	1.85%	16.09%
Ratios to Average Net Assets E, G
Expenses before reductions	.81%A	.78%	.72%	.57%	.57%	.73%
Expenses net of fee waivers, if any	.80%A	.78%	.72%	.57%	.57%	.73%
Expenses net of all reductions	.80%A	.78%	.71%	.55%	.56%	.72%
Net investment income (loss)	1.11%A	1.23%	1.23%	2.05%	1.68%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 718,598	$ 761,542	$ 518,206	$ 465,702	$ 482,950	$ 803,009
Portfolio turnover rateF	70% A	60%	64%	63%	128%	120%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class I

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 16.44	$ 14.74	$ 12.46	$ 10.74	$ 10.74	$ 9.37
Income from Investment Operations
Net investment income (loss) D	.10	.20	.17	.23	.17	.11
Net realized and unrealized gain (loss)	.71	1.66	2.35	1.73	.02	1.39
Total from investment operations	.81	1.86	2.52	1.96	.19	1.50
Distributions from net investment income	-H	(.16)	(.19)	(.24)	(.19)	(.13)
Distributions from net realized gain	-	-	(.05)	-	-	-
Total distributions	-H	(.16)	(.24)	(.24)	(.19)	(.13)
Net asset value, end of period	$ 17.25	$ 16.44	$ 14.74	$ 12.46	$ 10.74	$ 10.74
Total ReturnB, C	4.95%	12.58%	20.25%	18.42%	1.92%	16.04%
Ratios to Average Net Assets E, G
Expenses before reductions	.82%A	.81%	.73%	.61%	.60%	.74%
Expenses net of fee waivers, if any	.82%A	.81%	.73%	.61%	.60%	.74%
Expenses net of all reductions	.81%A	.81%	.73%	.58%	.60%	.73%
Net investment income (loss)	1.10%A	1.20%	1.22%	2.01%	1.65%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,957	$ 9,544	$ 3,881	$ 1,995	$ 1,519	$ 1,876
Portfolio turnover rateF	70% A	60%	64%	63%	128%	120%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2015 (Unaudited)

1. Organization.

Fidelity® Stock Selector Large Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Stock Selector Large Cap Value and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC) partnerships, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 94,845,946
Gross unrealized depreciation	(54,696,478)
Net unrealized appreciation (depreciation) on securities	$ 40,149,468

Tax cost	$ 737,981,292

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (41,832,803)
2018	(188,104,839)
Total with expiration	$ (229,937,642)

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

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4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $118,914 and a change in net unrealized appreciation (depreciation) of $124,254 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $277,834,711 and $331,050,558, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged 25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets

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Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector Large Cap Value as compared to its benchmark index, the Russell 1000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .57% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 33,675	$ 832
Class T	.25%	.25%	27,516	304
Class B	.75%	.25%	6,380	4,817
Class C	.75%	.25%	52,812	11,975
			$ 120,383	$ 17,928

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,199
Class T	1,587
Class B*	759
Class C*	1,069
$ 8,614

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 29,929.22
Class T	15,602.28
Class B	1,924.30
Class C	16,023.30
Stock Selector Large Cap Value	701,090.18
Class I	8,850.20
	$ 773,418

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8,268 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $644 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $18,378. During the period, there were no securities loaned to FCM.

Semiannual Report

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $18,128 for the period.

In addition, during the period the investment adviser reimbursed/waived a portion of fund-level operating expenses in the amount of $3,218 and a portion of class-level operating expenses as follows:

Amount
Class A	$ 538
Class T	98
Class B	4
Class C	28
Stock Selector Large Cap Value	14,122
Class I	145
$ 14,935

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2015	Year ended January 31, 2015
From net investment income
Class A	$ -	$ 179,624
Class T	-	42,288
Stock Selector Large Cap Value	134,282	7,345,146
Class I	1,703	105,797
Total	$ 135,985	$ 7,672,855

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Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended July 31, 2015	Year ended January 31, 2015	Six months ended July 31, 2015	Year ended January 31, 2015
Class A
Shares sold	151,177	526,601	$ 2,620,565	$ 8,570,139
Reinvestment of distributions	-	10,276	-	169,354
Shares redeemed	(228,603)	(364,428)	(3,935,973)	(5,933,597)
Net increase (decrease)	(77,426)	172,449	$ (1,315,408)	$ 2,805,896
Class T
Shares sold	51,146	153,678	$ 882,708	$ 2,487,311
Reinvestment of distributions	-	2,546	-	41,953
Shares redeemed	(59,218)	(77,972)	(1,022,424)	(1,265,230)
Net increase (decrease)	(8,072)	78,252	$ (139,716)	$ 1,264,034
Class B
Shares sold	-	3,219	$ -	$ 50,863
Shares redeemed	(18,500)	(31,396)	(319,777)	(505,706)
Net increase (decrease)	(18,500)	(28,177)	$ (319,777)	$ (454,843)
Class C
Shares sold	50,242	218,002	$ 857,372	$ 3,485,287
Shares redeemed	(76,071)	(128,604)	(1,289,353)	(2,060,274)
Net increase (decrease)	(25,829)	89,398	$ (431,981)	$ 1,425,013
Stock Selector Large Cap Value
Shares sold	3,325,839	19,378,917	$ 57,945,264	$ 319,326,318
Reinvestment of distributions	7,670	431,705	130,694	7,157,674
Shares redeemed	(7,984,704)	(8,684,145)	(139,137,525)	(142,899,747)
Net increase (decrease)	(4,651,195)	11,126,477	$ (81,061,567)	$ 183,584,245
Class I
Shares sold	45,037	546,646	$ 775,815	$ 8,781,914
Reinvestment of distributions	97	6,285	1,651	103,694
Shares redeemed	(164,480)	(235,466)	(2,875,527)	(3,890,210)
Net increase (decrease)	(119,346)	317,465	$ (2,098,061)	$ 4,995,398

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Stock Selector Large Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and information security and to increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in April 2013.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Semiannual Report

Fidelity Stock Selector Large Cap Value Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Stock Selector Large Cap Value Fund

Semiannual Report

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Class I, and the retail class ranked below its competitive median for 2014 and the total expense ratio of Class T ranked above its competitive median for 2014. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although Class T was above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins, with particular focus on certain funds with negative margins; (vi) the realization of fall-out benefits in certain Fidelity business units; (vii) economies of scale and the way in which they are shared with fund shareholders; (viii) Fidelity's group fee structures, including the group fee schedule of breakpoints; (ix) the impact of cost containment measures on the funds; and (x) the transfer agent fee structure.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited
Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
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Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

LCV-USAN-0915
1.900196.106

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Stock Selector
Large Cap Value

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

July 31, 2015

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Stock Selector Large
Cap Value Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2015 to July 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period* February 1, 2015 to July 31, 2015
Class A	1.09%
Actual		$ 1,000.00	$ 1,047.50	$ 5.53
HypotheticalA		$ 1,000.00	$ 1,019.39	$ 5.46
Class T	1.41%
Actual		$ 1,000.00	$ 1,046.30	$ 7.15
HypotheticalA		$ 1,000.00	$ 1,017.80	$ 7.05
Class B	1.93%
Actual		$ 1,000.00	$ 1,043.90	$ 9.78
HypotheticalA		$ 1,000.00	$ 1,015.22	$ 9.64
Class C	1.93%
Actual		$ 1,000.00	$ 1,043.90	$ 9.78
HypotheticalA		$ 1,000.00	$ 1,015.22	$ 9.64
Stock Selector Large Cap Value	.80%
Actual		$ 1,000.00	$ 1,049.90	$ 4.07
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Class I	.82%
Actual		$ 1,000.00	$ 1,049.50	$ 4.17
HypotheticalA		$ 1,000.00	$ 1,020.73	$ 4.11

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class B	4.6	4.3
Wells Fargo & Co.	3.6	3.0
General Electric Co.	2.8	1.9
Johnson & Johnson	2.4	2.0
Imperial Oil Ltd.	2.4	1.3
Chevron Corp.	2.4	2.5
Suncor Energy, Inc.	2.3	1.4
Procter & Gamble Co.	2.3	1.5
Goldman Sachs Group, Inc.	2.0	1.7
QUALCOMM, Inc.	2.0	0.6
	26.8
Top Five Market Sectors as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.4	28.1
Energy	13.0	10.7
Health Care	12.1	13.7
Information Technology	10.8	9.2
Industrials	9.5	8.9
Asset Allocation (% of fund's net assets)
As of July 31, 2015*		As of January 31, 2015**
	Stocks and Equity Futures 99.5%		Stocks and Equity Futures 95.9%
	Other Investments 0.1%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 0.4%		Short-Term Investments and Net Other Assets (Liabilities) 4.0%
* Foreign investments	17.2%	** Foreign investments	17.1%

Semiannual Report

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CONSUMER DISCRETIONARY - 5.3%
Auto Components - 0.5%
Delphi Automotive PLC	49,600	$ 3,872,768
Household Durables - 0.8%
Whirlpool Corp.	35,800	6,362,734
Media - 1.9%
Liberty Broadband Corp. Class C (a)	66,787	3,575,108
Liberty Media Corp. Class C (a)	31,500	1,187,550
Time Warner, Inc.	23,000	2,024,920
Twenty-First Century Fox, Inc. Class A	215,200	7,422,248
		14,209,826
Multiline Retail - 1.7%
Kohl's Corp.	72,800	4,464,096
Target Corp.	108,034	8,842,583
		13,306,679
Textiles, Apparel & Luxury Goods - 0.4%
Ralph Lauren Corp.	24,600	3,096,894
TOTAL CONSUMER DISCRETIONARY		40,848,901
CONSUMER STAPLES - 6.7%
Beverages - 0.8%
Coca-Cola Enterprises, Inc.	73,400	3,749,272
Molson Coors Brewing Co. Class B	40,900	2,909,626
		6,658,898
Food & Staples Retailing - 2.6%
Wal-Mart Stores, Inc.	152,945	11,008,981
Walgreens Boots Alliance, Inc.	91,340	8,826,184
		19,835,165
Food Products - 1.0%
Bunge Ltd.	39,535	3,156,870
The J.M. Smucker Co.	40,842	4,561,643
		7,718,513
Household Products - 2.3%
Procter & Gamble Co.	228,680	17,539,756
TOTAL CONSUMER STAPLES		51,752,332
Common Stocks - continued
	Shares	Value
ENERGY - 13.0%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	188,200	$ 10,943,830
Dril-Quip, Inc. (a)	78,600	4,591,026
		15,534,856
Oil, Gas & Consumable Fuels - 11.0%
Cabot Oil & Gas Corp.	151,900	3,973,704
California Resources Corp.	770,000	3,257,100
Chevron Corp.	207,000	18,315,360
Diamondback Energy, Inc.	95,700	6,440,610
Imperial Oil Ltd.	498,800	18,455,428
PDC Energy, Inc. (a)	142,500	6,690,375
Phillips 66 Co.	114,400	9,094,800
Stone Energy Corp. (a)	201,600	1,167,264
Suncor Energy, Inc.	648,000	18,253,102
		85,647,743
TOTAL ENERGY		101,182,599
FINANCIALS - 29.5%
Banks - 10.8%
CIT Group, Inc.	180,900	8,509,536
First Citizen Bancshares, Inc. (a)	10,000	2,563,400
First Citizen Bancshares, Inc. Class A	17,200	4,409,048
First Niagara Financial Group, Inc.	300,000	2,913,000
Investors Bancorp, Inc.	427,300	5,204,514
JPMorgan Chase & Co.	60,000	4,111,800
PNC Financial Services Group, Inc.	82,100	8,060,578
Popular, Inc. (a)	98,280	3,009,334
Susquehanna Bancshares, Inc.	427,300	6,067,660
U.S. Bancorp	244,100	11,035,761
Wells Fargo & Co.	481,300	27,852,831
		83,737,462
Capital Markets - 4.6%
Fortress Investment Group LLC	565,000	3,864,600
Goldman Sachs Group, Inc.	75,000	15,380,250
Interactive Brokers Group, Inc.	230,900	9,270,635
Invesco Ltd.	180,800	6,978,880
		35,494,365
Consumer Finance - 0.5%
Discover Financial Services	25,000	1,395,250
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Enova International, Inc. (a)	31,175	$ 563,644
EZCORP, Inc. (non-vtg.) Class A (a)	192,400	1,364,116
Navient Corp.	44,500	698,650
		4,021,660
Diversified Financial Services - 4.7%
Berkshire Hathaway, Inc. Class B (a)	248,457	35,464,749
Rescap Liquidating Trust	90,000	860,400
		36,325,149
Insurance - 5.8%
ACE Ltd.	119,500	12,998,015
AFLAC, Inc.	173,450	11,109,473
AMBAC Financial Group, Inc. (a)	180,000	2,887,200
Donegal Group, Inc. Class A	38,500	572,495
National Western Life Insurance Co. Class A	8,750	2,108,663
Old Republic International Corp.	123,700	2,069,501
StanCorp Financial Group, Inc.	55,500	6,328,110
Torchmark Corp.	114,525	7,055,885
		45,129,342
Real Estate Investment Trusts - 0.5%
FelCor Lodging Trust, Inc.	100,000	936,000
Grivalia Properties REIC	351,900	2,712,204
		3,648,204
Real Estate Management & Development - 1.2%
Consolidated-Tomoka Land Co.	36,650	2,123,135
Kennedy-Wilson Holdings, Inc. (a)	285,500	7,228,860
		9,351,995
Thrifts & Mortgage Finance - 1.4%
Beneficial Bancorp, Inc. (a)	313,185	4,027,559
Meridian Bancorp, Inc. (a)	514,164	6,704,699
		10,732,258
TOTAL FINANCIALS		228,440,435
HEALTH CARE - 12.1%
Health Care Equipment & Supplies - 3.2%
Abbott Laboratories	152,300	7,720,087
Medtronic PLC	124,394	9,751,246
Teleflex, Inc.	21,000	2,813,790
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
The Cooper Companies, Inc.	10,700	$ 1,893,900
Zimmer Biomet Holdings, Inc.	24,900	2,591,343
		24,770,366
Health Care Providers & Services - 1.1%
Aetna, Inc.	49,600	5,603,312
HCA Holdings, Inc. (a)	28,700	2,669,387
		8,272,699
Pharmaceuticals - 7.8%
AbbVie, Inc.	30,500	2,135,305
Allergan PLC (a)	33,400	11,060,410
Endo Health Solutions, Inc. (a)	34,300	3,002,622
Jazz Pharmaceuticals PLC (a)	52,200	10,034,928
Johnson & Johnson	187,100	18,749,291
Merck & Co., Inc.	81,100	4,781,656
Pfizer, Inc.	248,500	8,960,910
Valeant Pharmaceuticals International, Inc. (Canada) (a)	8,600	2,204,956
		60,930,078
TOTAL HEALTH CARE		93,973,143
INDUSTRIALS - 9.5%
Aerospace & Defense - 1.5%
L-3 Communications Holdings, Inc.	56,900	6,569,674
Textron, Inc.	68,900	3,010,930
United Technologies Corp.	21,500	2,156,665
		11,737,269
Air Freight & Logistics - 0.7%
FedEx Corp.	33,800	5,793,996
Building Products - 1.2%
Allegion PLC	147,319	9,313,507
Construction & Engineering - 0.9%
AECOM Technology Corp. (a)	215,456	6,642,512
Industrial Conglomerates - 3.0%
Danaher Corp.	18,300	1,675,548
General Electric Co.	841,900	21,973,590
		23,649,138
Machinery - 1.2%
Deere & Co.	48,650	4,600,831
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Pall Corp.	18,100	$ 2,288,745
Pentair PLC	38,700	2,353,347
		9,242,923
Road & Rail - 1.0%
CSX Corp.	243,559	7,618,526
TOTAL INDUSTRIALS		73,997,871
INFORMATION TECHNOLOGY - 10.8%
Communications Equipment - 2.7%
Cisco Systems, Inc.	191,700	5,448,114
QUALCOMM, Inc.	237,300	15,279,747
		20,727,861
Electronic Equipment & Components - 0.6%
Jabil Circuit, Inc.	221,348	4,482,297
Internet Software & Services - 1.0%
Google, Inc. Class A (a)	4,700	3,090,250
Yahoo!, Inc. (a)	124,100	4,550,747
		7,640,997
Semiconductors & Semiconductor Equipment - 1.8%
Broadcom Corp. Class A	144,200	7,297,962
Maxim Integrated Products, Inc.	96,500	3,284,860
Semtech Corp. (a)	203,100	3,572,529
		14,155,351
Software - 1.6%
Microsoft Corp.	46,600	2,176,220
Oracle Corp.	142,200	5,679,468
Symantec Corp.	189,400	4,306,956
		12,162,644
Technology Hardware, Storage & Peripherals - 3.1%
EMC Corp.	288,200	7,749,698
Hewlett-Packard Co.	412,500	12,589,500
Samsung Electronics Co. Ltd.	3,857	3,919,715
		24,258,913
TOTAL INFORMATION TECHNOLOGY		83,428,063
Common Stocks - continued
	Shares	Value
MATERIALS - 2.8%
Chemicals - 2.1%
Agrium, Inc.	43,400	$ 4,440,050
Eastman Chemical Co.	70,700	5,542,880
LyondellBasell Industries NV Class A	22,820	2,141,201
Methanex Corp.	81,000	3,650,373
		15,774,504
Containers & Packaging - 0.3%
WestRock Co.	40,900	2,579,154
Metals & Mining - 0.4%
Compass Minerals International, Inc.	40,600	3,248,000
TOTAL MATERIALS		21,601,658
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	370,900	12,885,066
Frontier Communications Corp. (e)	502,000	2,369,440
Verizon Communications, Inc.	67,800	3,172,362
		18,426,868
UTILITIES - 5.8%
Electric Utilities - 3.6%
Edison International	77,200	4,632,772
Exelon Corp.	176,100	5,651,049
ITC Holdings Corp.	96,400	3,256,392
NextEra Energy, Inc.	63,910	6,723,332
OGE Energy Corp.	105,900	3,151,584
Xcel Energy, Inc.	127,700	4,427,359
		27,842,488
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc. (a)	76,800	2,000,640
Multi-Utilities - 2.0%
CMS Energy Corp.	188,900	6,471,714
Public Service Enterprise Group, Inc.	88,600	3,691,962
Sempra Energy	49,750	5,063,555
		15,227,231
TOTAL UTILITIES		45,070,359
TOTAL COMMON STOCKS (Cost $714,783,643)		758,722,229
Nonconvertible Preferred Stocks - 0.8%
	Shares	Value
FINANCIALS - 0.8%
Real Estate Investment Trusts - 0.8%
Equity Lifestyle Properties, Inc. Series C, 6.75% (Cost $5,890,714)	243,866	$ 6,345,393
U.S. Treasury Obligations - 0.0%
		Principal Amount (d)
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.05% 8/13/15 to 10/29/15 (h) (Cost $209,993)		$ 210,000	209,991
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $353,224)	EUR	230,000	271,901
Money Market Funds - 1.6%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	11,949,021	11,949,021
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	632,225	632,225
TOTAL MONEY MARKET FUNDS (Cost $12,581,246)		12,581,246
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $733,818,820)		778,130,760
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(3,056,951)
NET ASSETS - 100%		$ 775,073,809
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
58 ICE Russell 1000 Value Index Contracts (United States)	Sept. 2015	$ 5,856,260	$ 97,523
The face value of futures purchased as a percentage of net assets is 0.8%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $271,901 or 0.0% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $209,991.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,706
Fidelity Securities Lending Cash Central Fund	18,378
Total	$ 34,084
Other Information

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 40,848,901	$ 40,848,901	$ -	$ -
Consumer Staples	51,752,332	51,752,332	-	-
Energy	101,182,599	101,182,599	-	-
Financials	234,785,828	232,073,624	-	2,712,204
Health Care	93,973,143	93,973,143	-	-
Industrials	73,997,871	73,997,871	-	-
Information Technology	83,428,063	83,428,063	-	-
Materials	21,601,658	21,601,658	-	-
Telecommunication Services	18,426,868	18,426,868	-	-
Utilities	45,070,359	45,070,359	-	-
U.S. Government and Government Agency Obligations	209,991	-	209,991	-
Preferred Securities	271,901	-	271,901	-
Money Market Funds	12,581,246	12,581,246	-	-
Total Investments in Securities:	$ 778,130,760	$ 774,936,664	$ 481,892	$ 2,712,204
Derivative Instruments:
Assets
Futures Contracts	$ 97,523	$ 97,523	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 7,914,782
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 97,523	$ -
Total Value of Derivatives	$ 97,523	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	82.8%
Canada	6.1%
Ireland	6.0%
Switzerland	1.7%
Bermuda	1.3%
Others (Individually Less Than 1%)	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $628,232) - See accompanying schedule: Unaffiliated issuers (cost $721,237,574)	$ 765,549,514
Fidelity Central Funds (cost $12,581,246)	12,581,246
Total Investments (cost $733,818,820)		$ 778,130,760
Receivable for investments sold		5,707,599
Receivable for fund shares sold		341,131
Dividends receivable		564,444
Distributions receivable from Fidelity Central Funds		2,594
Other receivables		11,306
Total assets		784,757,834

Liabilities
Payable to custodian bank	$ 1,605,469
Payable for investments purchased	4,598,547
Payable for fund shares redeemed	2,244,321
Accrued management fee	374,352
Distribution and service plan fees payable	19,610
Payable for daily variation margin for derivative instruments	22,620
Other affiliated payables	149,042
Other payables and accrued expenses	37,839
Collateral on securities loaned, at value	632,225
Total liabilities		9,684,025

Net Assets		$ 775,073,809
Net Assets consist of:
Paid in capital		$ 899,339,472
Undistributed net investment income		4,338,054
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(173,013,075)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		44,409,358
Net Assets		$ 775,073,809

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

July 31, 2015 (Unaudited)
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($26,480,685 ÷ 1,540,023 shares)	$ 17.19

Maximum offering price per share (100/94.25 of $17.19)	$ 18.24
Class T: Net Asset Value and redemption price per share ($10,816,710 ÷ 630,455 shares)	$ 17.16

Maximum offering price per share (100/96.50 of $17.16)	$ 17.78
Class B: Net Asset Value and offering price per share ($1,097,526 ÷ 64,148 shares)A	$ 17.11

Class C: Net Asset Value and offering price per share ($10,124,285 ÷ 599,484 shares)	$ 16.89

Stock Selector Large Cap Value: Net Asset Value, offering price and redemption price per share ($718,597,861 ÷ 41,472,559 shares)	$ 17.33

Class I: Net Asset Value, offering price and redemption price per share ($7,956,742 ÷ 461,345 shares)	$ 17.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended July 31, 2015 (Unaudited)

Investment Income
Dividends		$ 7,855,700
Income from Fidelity Central Funds		34,084
Total income		7,889,784

Expenses
Management fee
Basic fee	$ 2,264,506
Performance adjustment	81,267
Transfer agent fees	773,418
Distribution and service plan fees	120,383
Accounting and security lending fees	142,450
Custodian fees and expenses	13,908
Independent trustees' compensation	1,752
Registration fees	44,285
Audit	25,758
Legal	1,172
Miscellaneous	3,223
Total expenses before reductions	3,472,122
Expense reductions	(36,281)	3,435,841
Net investment income (loss)		4,453,943
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	62,040,040
Foreign currency transactions	31,849
Futures contracts	118,914
Total net realized gain (loss)		62,190,803
Change in net unrealized appreciation (depreciation) on: Investment securities	(25,759,731)
Assets and liabilities in foreign currencies	3,983
Futures contracts	124,254
Total change in net unrealized appreciation (depreciation)		(25,631,494)
Net gain (loss)		36,559,309
Net increase (decrease) in net assets resulting from operations		$ 41,013,252

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2015 (Unaudited)	Year ended January 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,453,943	$ 8,585,292
Net realized gain (loss)	62,190,803	56,818,364
Change in net unrealized appreciation (depreciation)	(25,631,494)	7,194,856
Net increase (decrease) in net assets resulting from operations	41,013,252	72,598,512
Distributions to shareholders from net investment income	(135,985)	(7,672,855)
Distributions to shareholders from net realized gain	-	-
Total distributions	(135,985)	(7,672,855)
Share transactions - net increase (decrease)	(85,366,510)	193,619,743
Total increase (decrease) in net assets	(44,489,243)	258,545,400

Net Assets
Beginning of period	819,563,052	561,017,652
End of period (including undistributed net investment income of $4,338,054 and undistributed net investment income of $20,096, respectively)	$ 775,073,809	$ 819,563,052

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 16.41	$ 14.72	$ 12.43	$ 10.71	$ 10.72	$ 9.35
Income from Investment Operations
Net investment income (loss) E	.07	.15	.13	.20	.14	.09
Net realized and unrealized gain (loss)	.71	1.65	2.35	1.73	.02	1.38
Total from investment operations	.78	1.80	2.48	1.93	.16	1.47
Distributions from net investment income	-	(.11)	(.15)	(.21)	(.17)	(.10)
Distributions from net realized gain	-	-	(.05)	-	-	-
Total distributions	-	(.11)	(.19)I	(.21)	(.17)	(.10)
Net asset value, end of period	$ 17.19	$ 16.41	$ 14.72	$ 12.43	$ 10.71	$ 10.72
Total ReturnB, C, D	4.75%	12.25%	20.01%	18.15%	1.58%	15.79%
Ratios to Average Net Assets F, H
Expenses before reductions	1.10%A	1.07%	1.00%	.87%	.87%	1.00%
Expenses net of fee waivers, if any	1.09%A	1.07%	1.00%	.87%	.87%	1.00%
Expenses net of all reductions	1.09%A	1.07%	1.00%	.85%	.86%	1.00%
Net investment income (loss)	.82%A	.94%	.95%	1.74%	1.38%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,481	$ 26,536	$ 21,266	$ 18,234	$ 18,900	$ 20,815
Portfolio turnover rateG	70% A	60%	64%	63%	128%	120%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.19 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.047 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 16.40	$ 14.71	$ 12.44	$ 10.72	$ 10.74	$ 9.36
Income from Investment Operations
Net investment income (loss) E	.04	.10	.09	.17	.12	.06
Net realized and unrealized gain (loss)	.72	1.66	2.34	1.73	.01	1.39
Total from investment operations	.76	1.76	2.43	1.90	.13	1.45
Distributions from net investment income	-	(.07)	(.11)	(.18)	(.15)	(.07)
Distributions from net realized gain	-	-	(.05)	-	-	-
Total distributions	-	(.07)	(.16)	(.18)	(.15)	(.07)
Net asset value, end of period	$ 17.16	$ 16.40	$ 14.71	$ 12.44	$ 10.72	$ 10.74
Total ReturnB, C, D	4.63%	11.95%	19.54%	17.88%	1.26%	15.50%
Ratios to Average Net Assets F, H
Expenses before reductions	1.41%A	1.39%	1.32%	1.14%	1.14%	1.29%
Expenses net of fee waivers, if any	1.41%A	1.39%	1.32%	1.14%	1.14%	1.29%
Expenses net of all reductions	1.40%A	1.39%	1.31%	1.12%	1.13%	1.28%
Net investment income (loss)	.51%A	.62%	.63%	1.48%	1.11%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,817	$ 10,469	$ 8,244	$ 6,544	$ 5,603	$ 5,625
Portfolio turnover rateG	70% A	60%	64%	63%	128%	120%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 16.39	$ 14.72	$ 12.44	$ 10.72	$ 10.72	$ 9.35
Income from Investment Operations
Net investment income (loss) E	- I	.02	.02	.11	.07	.01
Net realized and unrealized gain (loss)	.72	1.65	2.34	1.73	.02	1.38
Total from investment operations	.72	1.67	2.36	1.84	.09	1.39
Distributions from net investment income	-	-	(.03)	(.12)	(.09)	(.02)
Distributions from net realized gain	-	-	(.05)	-	-	-
Total distributions	-	-	(.08)	(.12)	(.09)	(.02)
Net asset value, end of period	$ 17.11	$ 16.39	$ 14.72	$ 12.44	$ 10.72	$ 10.72
Total ReturnB, C, D	4.39%	11.35%	18.94%	17.24%	.86%	14.87%
Ratios to Average Net Assets F, H
Expenses before reductions	1.93%A	1.89%	1.81%	1.63%	1.62%	1.80%
Expenses net of fee waivers, if any	1.93%A	1.89%	1.80%	1.63%	1.62%	1.80%
Expenses net of all reductions	1.92%A	1.89%	1.80%	1.60%	1.62%	1.79%
Net investment income (loss)	(.01)%A	.12%	.14%	.99%	.63%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,098	$ 1,355	$ 1,632	$ 1,645	$ 1,819	$ 2,274
Portfolio turnover rateG	70% A	60%	64%	63%	128%	120%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 16.18	$ 14.53	$ 12.30	$ 10.61	$ 10.63	$ 9.30
Income from Investment Operations
Net investment income (loss) E	- I	.02	.02	.11	.07	.01
Net realized and unrealized gain (loss)	.71	1.63	2.31	1.72	.01	1.36
Total from investment operations	.71	1.65	2.33	1.83	.08	1.37
Distributions from net investment income	-	-	(.05)	(.14)	(.10)	(.04)
Distributions from net realized gain	-	-	(.05)	-	-	-
Total distributions	-	-	(.10)	(.14)	(.10)	(.04)
Net asset value, end of period	$ 16.89	$ 16.18	$ 14.53	$ 12.30	$ 10.61	$ 10.63
Total ReturnB, C, D	4.39%	11.36%	18.94%	17.32%	.85%	14.79%
Ratios to Average Net Assets F, H
Expenses before reductions	1.93%A	1.89%	1.81%	1.63%	1.62%	1.75%
Expenses net of fee waivers, if any	1.93%A	1.89%	1.80%	1.63%	1.62%	1.75%
Expenses net of all reductions	1.92%A	1.89%	1.80%	1.61%	1.61%	1.74%
Net investment income (loss)	(.01)%A	.12%	.14%	.99%	.63%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,124	$ 10,118	$ 7,789	$ 5,839	$ 4,979	$ 3,959
Portfolio turnover rateG	70% A	60%	64%	63%	128%	120%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Stock Selector Large Cap Value

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 16.51	$ 14.81	$ 12.51	$ 10.77	$ 10.78	$ 9.40
Income from Investment Operations
Net investment income (loss) D	.10	.20	.17	.23	.18	.11
Net realized and unrealized gain (loss)	.72	1.66	2.37	1.75	.01	1.40
Total from investment operations	.82	1.86	2.54	1.98	.19	1.51
Distributions from net investment income	-H	(.16)	(.19)	(.24)	(.20)	(.13)
Distributions from net realized gain	-	-	(.05)	-	-	-
Total distributions	-H	(.16)	(.24)	(.24)	(.20)	(.13)
Net asset value, end of period	$ 17.33	$ 16.51	$ 14.81	$ 12.51	$ 10.77	$ 10.78
Total ReturnB, C	4.99%	12.54%	20.31%	18.55%	1.85%	16.09%
Ratios to Average Net Assets E, G
Expenses before reductions	.81%A	.78%	.72%	.57%	.57%	.73%
Expenses net of fee waivers, if any	.80%A	.78%	.72%	.57%	.57%	.73%
Expenses net of all reductions	.80%A	.78%	.71%	.55%	.56%	.72%
Net investment income (loss)	1.11%A	1.23%	1.23%	2.05%	1.68%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 718,598	$ 761,542	$ 518,206	$ 465,702	$ 482,950	$ 803,009
Portfolio turnover rateF	70% A	60%	64%	63%	128%	120%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class I

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 16.44	$ 14.74	$ 12.46	$ 10.74	$ 10.74	$ 9.37
Income from Investment Operations
Net investment income (loss) D	.10	.20	.17	.23	.17	.11
Net realized and unrealized gain (loss)	.71	1.66	2.35	1.73	.02	1.39
Total from investment operations	.81	1.86	2.52	1.96	.19	1.50
Distributions from net investment income	-H	(.16)	(.19)	(.24)	(.19)	(.13)
Distributions from net realized gain	-	-	(.05)	-	-	-
Total distributions	-H	(.16)	(.24)	(.24)	(.19)	(.13)
Net asset value, end of period	$ 17.25	$ 16.44	$ 14.74	$ 12.46	$ 10.74	$ 10.74
Total ReturnB, C	4.95%	12.58%	20.25%	18.42%	1.92%	16.04%
Ratios to Average Net Assets E, G
Expenses before reductions	.82%A	.81%	.73%	.61%	.60%	.74%
Expenses net of fee waivers, if any	.82%A	.81%	.73%	.61%	.60%	.74%
Expenses net of all reductions	.81%A	.81%	.73%	.58%	.60%	.73%
Net investment income (loss)	1.10%A	1.20%	1.22%	2.01%	1.65%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,957	$ 9,544	$ 3,881	$ 1,995	$ 1,519	$ 1,876
Portfolio turnover rateF	70% A	60%	64%	63%	128%	120%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2015 (Unaudited)

1. Organization.

Fidelity® Stock Selector Large Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Stock Selector Large Cap Value and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

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3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC) partnerships, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 94,845,946
Gross unrealized depreciation	(54,696,478)
Net unrealized appreciation (depreciation) on securities	$ 40,149,468

Tax cost	$ 737,981,292

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (41,832,803)
2018	(188,104,839)
Total with expiration	$ (229,937,642)

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

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4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $118,914 and a change in net unrealized appreciation (depreciation) of $124,254 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $277,834,711 and $331,050,558, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged 25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets

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Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector Large Cap Value as compared to its benchmark index, the Russell 1000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .57% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 33,675	$ 832
Class T	.25%	.25%	27,516	304
Class B	.75%	.25%	6,380	4,817
Class C	.75%	.25%	52,812	11,975
			$ 120,383	$ 17,928

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,199
Class T	1,587
Class B*	759
Class C*	1,069
$ 8,614

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 29,929.22
Class T	15,602.28
Class B	1,924.30
Class C	16,023.30
Stock Selector Large Cap Value	701,090.18
Class I	8,850.20
	$ 773,418

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

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Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8,268 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $644 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $18,378. During the period, there were no securities loaned to FCM.

Semiannual Report

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $18,128 for the period.

In addition, during the period the investment adviser reimbursed/waived a portion of fund-level operating expenses in the amount of $3,218 and a portion of class-level operating expenses as follows:

Amount
Class A	$ 538
Class T	98
Class B	4
Class C	28
Stock Selector Large Cap Value	14,122
Class I	145
$ 14,935

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2015	Year ended January 31, 2015
From net investment income
Class A	$ -	$ 179,624
Class T	-	42,288
Stock Selector Large Cap Value	134,282	7,345,146
Class I	1,703	105,797
Total	$ 135,985	$ 7,672,855

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Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended July 31, 2015	Year ended January 31, 2015	Six months ended July 31, 2015	Year ended January 31, 2015
Class A
Shares sold	151,177	526,601	$ 2,620,565	$ 8,570,139
Reinvestment of distributions	-	10,276	-	169,354
Shares redeemed	(228,603)	(364,428)	(3,935,973)	(5,933,597)
Net increase (decrease)	(77,426)	172,449	$ (1,315,408)	$ 2,805,896
Class T
Shares sold	51,146	153,678	$ 882,708	$ 2,487,311
Reinvestment of distributions	-	2,546	-	41,953
Shares redeemed	(59,218)	(77,972)	(1,022,424)	(1,265,230)
Net increase (decrease)	(8,072)	78,252	$ (139,716)	$ 1,264,034
Class B
Shares sold	-	3,219	$ -	$ 50,863
Shares redeemed	(18,500)	(31,396)	(319,777)	(505,706)
Net increase (decrease)	(18,500)	(28,177)	$ (319,777)	$ (454,843)
Class C
Shares sold	50,242	218,002	$ 857,372	$ 3,485,287
Shares redeemed	(76,071)	(128,604)	(1,289,353)	(2,060,274)
Net increase (decrease)	(25,829)	89,398	$ (431,981)	$ 1,425,013
Stock Selector Large Cap Value
Shares sold	3,325,839	19,378,917	$ 57,945,264	$ 319,326,318
Reinvestment of distributions	7,670	431,705	130,694	7,157,674
Shares redeemed	(7,984,704)	(8,684,145)	(139,137,525)	(142,899,747)
Net increase (decrease)	(4,651,195)	11,126,477	$ (81,061,567)	$ 183,584,245
Class I
Shares sold	45,037	546,646	$ 775,815	$ 8,781,914
Reinvestment of distributions	97	6,285	1,651	103,694
Shares redeemed	(164,480)	(235,466)	(2,875,527)	(3,890,210)
Net increase (decrease)	(119,346)	317,465	$ (2,098,061)	$ 4,995,398

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Stock Selector Large Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and information security and to increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in April 2013.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Semiannual Report

Fidelity Stock Selector Large Cap Value Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Stock Selector Large Cap Value Fund

Semiannual Report

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Class I, and the retail class ranked below its competitive median for 2014 and the total expense ratio of Class T ranked above its competitive median for 2014. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although Class T was above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins, with particular focus on certain funds with negative margins; (vi) the realization of fall-out benefits in certain Fidelity business units; (vii) economies of scale and the way in which they are shared with fund shareholders; (viii) Fidelity's group fee structures, including the group fee schedule of breakpoints; (ix) the impact of cost containment measures on the funds; and (x) the transfer agent fee structure.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

(Fidelity Investment logo)(registered trademark)

ALCV-USAN-0915
1.838400.106

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Stock Selector
Large Cap Value

Fund - Class I
(formerly Institutional Class)

Semiannual Report

July 31, 2015

(Fidelity Cover Art)

Class I is a class of
Fidelity® Stock Selector Large Cap
Value Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2015 to July 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period* February 1, 2015 to July 31, 2015
Class A	1.09%
Actual		$ 1,000.00	$ 1,047.50	$ 5.53
HypotheticalA		$ 1,000.00	$ 1,019.39	$ 5.46
Class T	1.41%
Actual		$ 1,000.00	$ 1,046.30	$ 7.15
HypotheticalA		$ 1,000.00	$ 1,017.80	$ 7.05
Class B	1.93%
Actual		$ 1,000.00	$ 1,043.90	$ 9.78
HypotheticalA		$ 1,000.00	$ 1,015.22	$ 9.64
Class C	1.93%
Actual		$ 1,000.00	$ 1,043.90	$ 9.78
HypotheticalA		$ 1,000.00	$ 1,015.22	$ 9.64
Stock Selector Large Cap Value	.80%
Actual		$ 1,000.00	$ 1,049.90	$ 4.07
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Class I	.82%
Actual		$ 1,000.00	$ 1,049.50	$ 4.17
HypotheticalA		$ 1,000.00	$ 1,020.73	$ 4.11

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Berkshire Hathaway, Inc. Class B	4.6	4.3
Wells Fargo & Co.	3.6	3.0
General Electric Co.	2.8	1.9
Johnson & Johnson	2.4	2.0
Imperial Oil Ltd.	2.4	1.3
Chevron Corp.	2.4	2.5
Suncor Energy, Inc.	2.3	1.4
Procter & Gamble Co.	2.3	1.5
Goldman Sachs Group, Inc.	2.0	1.7
QUALCOMM, Inc.	2.0	0.6
	26.8
Top Five Market Sectors as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	30.4	28.1
Energy	13.0	10.7
Health Care	12.1	13.7
Information Technology	10.8	9.2
Industrials	9.5	8.9
Asset Allocation (% of fund's net assets)
As of July 31, 2015*		As of January 31, 2015**
	Stocks and Equity Futures 99.5%		Stocks and Equity Futures 95.9%
	Other Investments 0.1%		Other Investments 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 0.4%		Short-Term Investments and Net Other Assets (Liabilities) 4.0%
* Foreign investments	17.2%	** Foreign investments	17.1%

Semiannual Report

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CONSUMER DISCRETIONARY - 5.3%
Auto Components - 0.5%
Delphi Automotive PLC	49,600	$ 3,872,768
Household Durables - 0.8%
Whirlpool Corp.	35,800	6,362,734
Media - 1.9%
Liberty Broadband Corp. Class C (a)	66,787	3,575,108
Liberty Media Corp. Class C (a)	31,500	1,187,550
Time Warner, Inc.	23,000	2,024,920
Twenty-First Century Fox, Inc. Class A	215,200	7,422,248
		14,209,826
Multiline Retail - 1.7%
Kohl's Corp.	72,800	4,464,096
Target Corp.	108,034	8,842,583
		13,306,679
Textiles, Apparel & Luxury Goods - 0.4%
Ralph Lauren Corp.	24,600	3,096,894
TOTAL CONSUMER DISCRETIONARY		40,848,901
CONSUMER STAPLES - 6.7%
Beverages - 0.8%
Coca-Cola Enterprises, Inc.	73,400	3,749,272
Molson Coors Brewing Co. Class B	40,900	2,909,626
		6,658,898
Food & Staples Retailing - 2.6%
Wal-Mart Stores, Inc.	152,945	11,008,981
Walgreens Boots Alliance, Inc.	91,340	8,826,184
		19,835,165
Food Products - 1.0%
Bunge Ltd.	39,535	3,156,870
The J.M. Smucker Co.	40,842	4,561,643
		7,718,513
Household Products - 2.3%
Procter & Gamble Co.	228,680	17,539,756
TOTAL CONSUMER STAPLES		51,752,332
Common Stocks - continued
	Shares	Value
ENERGY - 13.0%
Energy Equipment & Services - 2.0%
Baker Hughes, Inc.	188,200	$ 10,943,830
Dril-Quip, Inc. (a)	78,600	4,591,026
		15,534,856
Oil, Gas & Consumable Fuels - 11.0%
Cabot Oil & Gas Corp.	151,900	3,973,704
California Resources Corp.	770,000	3,257,100
Chevron Corp.	207,000	18,315,360
Diamondback Energy, Inc.	95,700	6,440,610
Imperial Oil Ltd.	498,800	18,455,428
PDC Energy, Inc. (a)	142,500	6,690,375
Phillips 66 Co.	114,400	9,094,800
Stone Energy Corp. (a)	201,600	1,167,264
Suncor Energy, Inc.	648,000	18,253,102
		85,647,743
TOTAL ENERGY		101,182,599
FINANCIALS - 29.5%
Banks - 10.8%
CIT Group, Inc.	180,900	8,509,536
First Citizen Bancshares, Inc. (a)	10,000	2,563,400
First Citizen Bancshares, Inc. Class A	17,200	4,409,048
First Niagara Financial Group, Inc.	300,000	2,913,000
Investors Bancorp, Inc.	427,300	5,204,514
JPMorgan Chase & Co.	60,000	4,111,800
PNC Financial Services Group, Inc.	82,100	8,060,578
Popular, Inc. (a)	98,280	3,009,334
Susquehanna Bancshares, Inc.	427,300	6,067,660
U.S. Bancorp	244,100	11,035,761
Wells Fargo & Co.	481,300	27,852,831
		83,737,462
Capital Markets - 4.6%
Fortress Investment Group LLC	565,000	3,864,600
Goldman Sachs Group, Inc.	75,000	15,380,250
Interactive Brokers Group, Inc.	230,900	9,270,635
Invesco Ltd.	180,800	6,978,880
		35,494,365
Consumer Finance - 0.5%
Discover Financial Services	25,000	1,395,250
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Enova International, Inc. (a)	31,175	$ 563,644
EZCORP, Inc. (non-vtg.) Class A (a)	192,400	1,364,116
Navient Corp.	44,500	698,650
		4,021,660
Diversified Financial Services - 4.7%
Berkshire Hathaway, Inc. Class B (a)	248,457	35,464,749
Rescap Liquidating Trust	90,000	860,400
		36,325,149
Insurance - 5.8%
ACE Ltd.	119,500	12,998,015
AFLAC, Inc.	173,450	11,109,473
AMBAC Financial Group, Inc. (a)	180,000	2,887,200
Donegal Group, Inc. Class A	38,500	572,495
National Western Life Insurance Co. Class A	8,750	2,108,663
Old Republic International Corp.	123,700	2,069,501
StanCorp Financial Group, Inc.	55,500	6,328,110
Torchmark Corp.	114,525	7,055,885
		45,129,342
Real Estate Investment Trusts - 0.5%
FelCor Lodging Trust, Inc.	100,000	936,000
Grivalia Properties REIC	351,900	2,712,204
		3,648,204
Real Estate Management & Development - 1.2%
Consolidated-Tomoka Land Co.	36,650	2,123,135
Kennedy-Wilson Holdings, Inc. (a)	285,500	7,228,860
		9,351,995
Thrifts & Mortgage Finance - 1.4%
Beneficial Bancorp, Inc. (a)	313,185	4,027,559
Meridian Bancorp, Inc. (a)	514,164	6,704,699
		10,732,258
TOTAL FINANCIALS		228,440,435
HEALTH CARE - 12.1%
Health Care Equipment & Supplies - 3.2%
Abbott Laboratories	152,300	7,720,087
Medtronic PLC	124,394	9,751,246
Teleflex, Inc.	21,000	2,813,790
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
The Cooper Companies, Inc.	10,700	$ 1,893,900
Zimmer Biomet Holdings, Inc.	24,900	2,591,343
		24,770,366
Health Care Providers & Services - 1.1%
Aetna, Inc.	49,600	5,603,312
HCA Holdings, Inc. (a)	28,700	2,669,387
		8,272,699
Pharmaceuticals - 7.8%
AbbVie, Inc.	30,500	2,135,305
Allergan PLC (a)	33,400	11,060,410
Endo Health Solutions, Inc. (a)	34,300	3,002,622
Jazz Pharmaceuticals PLC (a)	52,200	10,034,928
Johnson & Johnson	187,100	18,749,291
Merck & Co., Inc.	81,100	4,781,656
Pfizer, Inc.	248,500	8,960,910
Valeant Pharmaceuticals International, Inc. (Canada) (a)	8,600	2,204,956
		60,930,078
TOTAL HEALTH CARE		93,973,143
INDUSTRIALS - 9.5%
Aerospace & Defense - 1.5%
L-3 Communications Holdings, Inc.	56,900	6,569,674
Textron, Inc.	68,900	3,010,930
United Technologies Corp.	21,500	2,156,665
		11,737,269
Air Freight & Logistics - 0.7%
FedEx Corp.	33,800	5,793,996
Building Products - 1.2%
Allegion PLC	147,319	9,313,507
Construction & Engineering - 0.9%
AECOM Technology Corp. (a)	215,456	6,642,512
Industrial Conglomerates - 3.0%
Danaher Corp.	18,300	1,675,548
General Electric Co.	841,900	21,973,590
		23,649,138
Machinery - 1.2%
Deere & Co.	48,650	4,600,831
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Pall Corp.	18,100	$ 2,288,745
Pentair PLC	38,700	2,353,347
		9,242,923
Road & Rail - 1.0%
CSX Corp.	243,559	7,618,526
TOTAL INDUSTRIALS		73,997,871
INFORMATION TECHNOLOGY - 10.8%
Communications Equipment - 2.7%
Cisco Systems, Inc.	191,700	5,448,114
QUALCOMM, Inc.	237,300	15,279,747
		20,727,861
Electronic Equipment & Components - 0.6%
Jabil Circuit, Inc.	221,348	4,482,297
Internet Software & Services - 1.0%
Google, Inc. Class A (a)	4,700	3,090,250
Yahoo!, Inc. (a)	124,100	4,550,747
		7,640,997
Semiconductors & Semiconductor Equipment - 1.8%
Broadcom Corp. Class A	144,200	7,297,962
Maxim Integrated Products, Inc.	96,500	3,284,860
Semtech Corp. (a)	203,100	3,572,529
		14,155,351
Software - 1.6%
Microsoft Corp.	46,600	2,176,220
Oracle Corp.	142,200	5,679,468
Symantec Corp.	189,400	4,306,956
		12,162,644
Technology Hardware, Storage & Peripherals - 3.1%
EMC Corp.	288,200	7,749,698
Hewlett-Packard Co.	412,500	12,589,500
Samsung Electronics Co. Ltd.	3,857	3,919,715
		24,258,913
TOTAL INFORMATION TECHNOLOGY		83,428,063
Common Stocks - continued
	Shares	Value
MATERIALS - 2.8%
Chemicals - 2.1%
Agrium, Inc.	43,400	$ 4,440,050
Eastman Chemical Co.	70,700	5,542,880
LyondellBasell Industries NV Class A	22,820	2,141,201
Methanex Corp.	81,000	3,650,373
		15,774,504
Containers & Packaging - 0.3%
WestRock Co.	40,900	2,579,154
Metals & Mining - 0.4%
Compass Minerals International, Inc.	40,600	3,248,000
TOTAL MATERIALS		21,601,658
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	370,900	12,885,066
Frontier Communications Corp. (e)	502,000	2,369,440
Verizon Communications, Inc.	67,800	3,172,362
		18,426,868
UTILITIES - 5.8%
Electric Utilities - 3.6%
Edison International	77,200	4,632,772
Exelon Corp.	176,100	5,651,049
ITC Holdings Corp.	96,400	3,256,392
NextEra Energy, Inc.	63,910	6,723,332
OGE Energy Corp.	105,900	3,151,584
Xcel Energy, Inc.	127,700	4,427,359
		27,842,488
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc. (a)	76,800	2,000,640
Multi-Utilities - 2.0%
CMS Energy Corp.	188,900	6,471,714
Public Service Enterprise Group, Inc.	88,600	3,691,962
Sempra Energy	49,750	5,063,555
		15,227,231
TOTAL UTILITIES		45,070,359
TOTAL COMMON STOCKS (Cost $714,783,643)		758,722,229
Nonconvertible Preferred Stocks - 0.8%
	Shares	Value
FINANCIALS - 0.8%
Real Estate Investment Trusts - 0.8%
Equity Lifestyle Properties, Inc. Series C, 6.75% (Cost $5,890,714)	243,866	$ 6,345,393
U.S. Treasury Obligations - 0.0%
		Principal Amount (d)
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.05% 8/13/15 to 10/29/15 (h) (Cost $209,993)		$ 210,000	209,991
Preferred Securities - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $353,224)	EUR	230,000	271,901
Money Market Funds - 1.6%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	11,949,021	11,949,021
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	632,225	632,225
TOTAL MONEY MARKET FUNDS (Cost $12,581,246)		12,581,246
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $733,818,820)		778,130,760
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(3,056,951)
NET ASSETS - 100%		$ 775,073,809
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
58 ICE Russell 1000 Value Index Contracts (United States)	Sept. 2015	$ 5,856,260	$ 97,523
The face value of futures purchased as a percentage of net assets is 0.8%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $271,901 or 0.0% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $209,991.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,706
Fidelity Securities Lending Cash Central Fund	18,378
Total	$ 34,084
Other Information

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 40,848,901	$ 40,848,901	$ -	$ -
Consumer Staples	51,752,332	51,752,332	-	-
Energy	101,182,599	101,182,599	-	-
Financials	234,785,828	232,073,624	-	2,712,204
Health Care	93,973,143	93,973,143	-	-
Industrials	73,997,871	73,997,871	-	-
Information Technology	83,428,063	83,428,063	-	-
Materials	21,601,658	21,601,658	-	-
Telecommunication Services	18,426,868	18,426,868	-	-
Utilities	45,070,359	45,070,359	-	-
U.S. Government and Government Agency Obligations	209,991	-	209,991	-
Preferred Securities	271,901	-	271,901	-
Money Market Funds	12,581,246	12,581,246	-	-
Total Investments in Securities:	$ 778,130,760	$ 774,936,664	$ 481,892	$ 2,712,204
Derivative Instruments:
Assets
Futures Contracts	$ 97,523	$ 97,523	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2015. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 7,914,782
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 97,523	$ -
Total Value of Derivatives	$ 97,523	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	82.8%
Canada	6.1%
Ireland	6.0%
Switzerland	1.7%
Bermuda	1.3%
Others (Individually Less Than 1%)	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $628,232) - See accompanying schedule: Unaffiliated issuers (cost $721,237,574)	$ 765,549,514
Fidelity Central Funds (cost $12,581,246)	12,581,246
Total Investments (cost $733,818,820)		$ 778,130,760
Receivable for investments sold		5,707,599
Receivable for fund shares sold		341,131
Dividends receivable		564,444
Distributions receivable from Fidelity Central Funds		2,594
Other receivables		11,306
Total assets		784,757,834

Liabilities
Payable to custodian bank	$ 1,605,469
Payable for investments purchased	4,598,547
Payable for fund shares redeemed	2,244,321
Accrued management fee	374,352
Distribution and service plan fees payable	19,610
Payable for daily variation margin for derivative instruments	22,620
Other affiliated payables	149,042
Other payables and accrued expenses	37,839
Collateral on securities loaned, at value	632,225
Total liabilities		9,684,025

Net Assets		$ 775,073,809
Net Assets consist of:
Paid in capital		$ 899,339,472
Undistributed net investment income		4,338,054
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(173,013,075)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		44,409,358
Net Assets		$ 775,073,809

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

July 31, 2015 (Unaudited)
Calculation of Maximum Offering Price
Class A: Net Asset Value and redemption price per share ($26,480,685 ÷ 1,540,023 shares)	$ 17.19

Maximum offering price per share (100/94.25 of $17.19)	$ 18.24
Class T: Net Asset Value and redemption price per share ($10,816,710 ÷ 630,455 shares)	$ 17.16

Maximum offering price per share (100/96.50 of $17.16)	$ 17.78
Class B: Net Asset Value and offering price per share ($1,097,526 ÷ 64,148 shares)A	$ 17.11

Class C: Net Asset Value and offering price per share ($10,124,285 ÷ 599,484 shares)	$ 16.89

Stock Selector Large Cap Value: Net Asset Value, offering price and redemption price per share ($718,597,861 ÷ 41,472,559 shares)	$ 17.33

Class I: Net Asset Value, offering price and redemption price per share ($7,956,742 ÷ 461,345 shares)	$ 17.25

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended July 31, 2015 (Unaudited)

Investment Income
Dividends		$ 7,855,700
Income from Fidelity Central Funds		34,084
Total income		7,889,784

Expenses
Management fee
Basic fee	$ 2,264,506
Performance adjustment	81,267
Transfer agent fees	773,418
Distribution and service plan fees	120,383
Accounting and security lending fees	142,450
Custodian fees and expenses	13,908
Independent trustees' compensation	1,752
Registration fees	44,285
Audit	25,758
Legal	1,172
Miscellaneous	3,223
Total expenses before reductions	3,472,122
Expense reductions	(36,281)	3,435,841
Net investment income (loss)		4,453,943
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	62,040,040
Foreign currency transactions	31,849
Futures contracts	118,914
Total net realized gain (loss)		62,190,803
Change in net unrealized appreciation (depreciation) on: Investment securities	(25,759,731)
Assets and liabilities in foreign currencies	3,983
Futures contracts	124,254
Total change in net unrealized appreciation (depreciation)		(25,631,494)
Net gain (loss)		36,559,309
Net increase (decrease) in net assets resulting from operations		$ 41,013,252

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2015 (Unaudited)	Year ended January 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,453,943	$ 8,585,292
Net realized gain (loss)	62,190,803	56,818,364
Change in net unrealized appreciation (depreciation)	(25,631,494)	7,194,856
Net increase (decrease) in net assets resulting from operations	41,013,252	72,598,512
Distributions to shareholders from net investment income	(135,985)	(7,672,855)
Distributions to shareholders from net realized gain	-	-
Total distributions	(135,985)	(7,672,855)
Share transactions - net increase (decrease)	(85,366,510)	193,619,743
Total increase (decrease) in net assets	(44,489,243)	258,545,400

Net Assets
Beginning of period	819,563,052	561,017,652
End of period (including undistributed net investment income of $4,338,054 and undistributed net investment income of $20,096, respectively)	$ 775,073,809	$ 819,563,052

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 16.41	$ 14.72	$ 12.43	$ 10.71	$ 10.72	$ 9.35
Income from Investment Operations
Net investment income (loss) E	.07	.15	.13	.20	.14	.09
Net realized and unrealized gain (loss)	.71	1.65	2.35	1.73	.02	1.38
Total from investment operations	.78	1.80	2.48	1.93	.16	1.47
Distributions from net investment income	-	(.11)	(.15)	(.21)	(.17)	(.10)
Distributions from net realized gain	-	-	(.05)	-	-	-
Total distributions	-	(.11)	(.19)I	(.21)	(.17)	(.10)
Net asset value, end of period	$ 17.19	$ 16.41	$ 14.72	$ 12.43	$ 10.71	$ 10.72
Total ReturnB, C, D	4.75%	12.25%	20.01%	18.15%	1.58%	15.79%
Ratios to Average Net Assets F, H
Expenses before reductions	1.10%A	1.07%	1.00%	.87%	.87%	1.00%
Expenses net of fee waivers, if any	1.09%A	1.07%	1.00%	.87%	.87%	1.00%
Expenses net of all reductions	1.09%A	1.07%	1.00%	.85%	.86%	1.00%
Net investment income (loss)	.82%A	.94%	.95%	1.74%	1.38%	.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 26,481	$ 26,536	$ 21,266	$ 18,234	$ 18,900	$ 20,815
Portfolio turnover rateG	70% A	60%	64%	63%	128%	120%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.19 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.047 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 16.40	$ 14.71	$ 12.44	$ 10.72	$ 10.74	$ 9.36
Income from Investment Operations
Net investment income (loss) E	.04	.10	.09	.17	.12	.06
Net realized and unrealized gain (loss)	.72	1.66	2.34	1.73	.01	1.39
Total from investment operations	.76	1.76	2.43	1.90	.13	1.45
Distributions from net investment income	-	(.07)	(.11)	(.18)	(.15)	(.07)
Distributions from net realized gain	-	-	(.05)	-	-	-
Total distributions	-	(.07)	(.16)	(.18)	(.15)	(.07)
Net asset value, end of period	$ 17.16	$ 16.40	$ 14.71	$ 12.44	$ 10.72	$ 10.74
Total ReturnB, C, D	4.63%	11.95%	19.54%	17.88%	1.26%	15.50%
Ratios to Average Net Assets F, H
Expenses before reductions	1.41%A	1.39%	1.32%	1.14%	1.14%	1.29%
Expenses net of fee waivers, if any	1.41%A	1.39%	1.32%	1.14%	1.14%	1.29%
Expenses net of all reductions	1.40%A	1.39%	1.31%	1.12%	1.13%	1.28%
Net investment income (loss)	.51%A	.62%	.63%	1.48%	1.11%	.59%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,817	$ 10,469	$ 8,244	$ 6,544	$ 5,603	$ 5,625
Portfolio turnover rateG	70% A	60%	64%	63%	128%	120%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 16.39	$ 14.72	$ 12.44	$ 10.72	$ 10.72	$ 9.35
Income from Investment Operations
Net investment income (loss) E	- I	.02	.02	.11	.07	.01
Net realized and unrealized gain (loss)	.72	1.65	2.34	1.73	.02	1.38
Total from investment operations	.72	1.67	2.36	1.84	.09	1.39
Distributions from net investment income	-	-	(.03)	(.12)	(.09)	(.02)
Distributions from net realized gain	-	-	(.05)	-	-	-
Total distributions	-	-	(.08)	(.12)	(.09)	(.02)
Net asset value, end of period	$ 17.11	$ 16.39	$ 14.72	$ 12.44	$ 10.72	$ 10.72
Total ReturnB, C, D	4.39%	11.35%	18.94%	17.24%	.86%	14.87%
Ratios to Average Net Assets F, H
Expenses before reductions	1.93%A	1.89%	1.81%	1.63%	1.62%	1.80%
Expenses net of fee waivers, if any	1.93%A	1.89%	1.80%	1.63%	1.62%	1.80%
Expenses net of all reductions	1.92%A	1.89%	1.80%	1.60%	1.62%	1.79%
Net investment income (loss)	(.01)%A	.12%	.14%	.99%	.63%	.08%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,098	$ 1,355	$ 1,632	$ 1,645	$ 1,819	$ 2,274
Portfolio turnover rateG	70% A	60%	64%	63%	128%	120%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 16.18	$ 14.53	$ 12.30	$ 10.61	$ 10.63	$ 9.30
Income from Investment Operations
Net investment income (loss) E	- I	.02	.02	.11	.07	.01
Net realized and unrealized gain (loss)	.71	1.63	2.31	1.72	.01	1.36
Total from investment operations	.71	1.65	2.33	1.83	.08	1.37
Distributions from net investment income	-	-	(.05)	(.14)	(.10)	(.04)
Distributions from net realized gain	-	-	(.05)	-	-	-
Total distributions	-	-	(.10)	(.14)	(.10)	(.04)
Net asset value, end of period	$ 16.89	$ 16.18	$ 14.53	$ 12.30	$ 10.61	$ 10.63
Total ReturnB, C, D	4.39%	11.36%	18.94%	17.32%	.85%	14.79%
Ratios to Average Net Assets F, H
Expenses before reductions	1.93%A	1.89%	1.81%	1.63%	1.62%	1.75%
Expenses net of fee waivers, if any	1.93%A	1.89%	1.80%	1.63%	1.62%	1.75%
Expenses net of all reductions	1.92%A	1.89%	1.80%	1.61%	1.61%	1.74%
Net investment income (loss)	(.01)%A	.12%	.14%	.99%	.63%	.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 10,124	$ 10,118	$ 7,789	$ 5,839	$ 4,979	$ 3,959
Portfolio turnover rateG	70% A	60%	64%	63%	128%	120%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Stock Selector Large Cap Value

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 16.51	$ 14.81	$ 12.51	$ 10.77	$ 10.78	$ 9.40
Income from Investment Operations
Net investment income (loss) D	.10	.20	.17	.23	.18	.11
Net realized and unrealized gain (loss)	.72	1.66	2.37	1.75	.01	1.40
Total from investment operations	.82	1.86	2.54	1.98	.19	1.51
Distributions from net investment income	-H	(.16)	(.19)	(.24)	(.20)	(.13)
Distributions from net realized gain	-	-	(.05)	-	-	-
Total distributions	-H	(.16)	(.24)	(.24)	(.20)	(.13)
Net asset value, end of period	$ 17.33	$ 16.51	$ 14.81	$ 12.51	$ 10.77	$ 10.78
Total ReturnB, C	4.99%	12.54%	20.31%	18.55%	1.85%	16.09%
Ratios to Average Net Assets E, G
Expenses before reductions	.81%A	.78%	.72%	.57%	.57%	.73%
Expenses net of fee waivers, if any	.80%A	.78%	.72%	.57%	.57%	.73%
Expenses net of all reductions	.80%A	.78%	.71%	.55%	.56%	.72%
Net investment income (loss)	1.11%A	1.23%	1.23%	2.05%	1.68%	1.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 718,598	$ 761,542	$ 518,206	$ 465,702	$ 482,950	$ 803,009
Portfolio turnover rateF	70% A	60%	64%	63%	128%	120%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class I

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 16.44	$ 14.74	$ 12.46	$ 10.74	$ 10.74	$ 9.37
Income from Investment Operations
Net investment income (loss) D	.10	.20	.17	.23	.17	.11
Net realized and unrealized gain (loss)	.71	1.66	2.35	1.73	.02	1.39
Total from investment operations	.81	1.86	2.52	1.96	.19	1.50
Distributions from net investment income	-H	(.16)	(.19)	(.24)	(.19)	(.13)
Distributions from net realized gain	-	-	(.05)	-	-	-
Total distributions	-H	(.16)	(.24)	(.24)	(.19)	(.13)
Net asset value, end of period	$ 17.25	$ 16.44	$ 14.74	$ 12.46	$ 10.74	$ 10.74
Total ReturnB, C	4.95%	12.58%	20.25%	18.42%	1.92%	16.04%
Ratios to Average Net Assets E, G
Expenses before reductions	.82%A	.81%	.73%	.61%	.60%	.74%
Expenses net of fee waivers, if any	.82%A	.81%	.73%	.61%	.60%	.74%
Expenses net of all reductions	.81%A	.81%	.73%	.58%	.60%	.73%
Net investment income (loss)	1.10%A	1.20%	1.22%	2.01%	1.65%	1.14%
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,957	$ 9,544	$ 3,881	$ 1,995	$ 1,519	$ 1,876
Portfolio turnover rateF	70% A	60%	64%	63%	128%	120%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2015 (Unaudited)

1. Organization.

Fidelity® Stock Selector Large Cap Value Fund (the Fund) is a fund of Fidelity Devonshire Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Stock Selector Large Cap Value and Class I (formerly Institutional Class) shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs),

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3. Significant Accounting Policies - continued

Investment Valuation - continued

futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2015, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC) partnerships, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 94,845,946
Gross unrealized depreciation	(54,696,478)
Net unrealized appreciation (depreciation) on securities	$ 40,149,468

Tax cost	$ 737,981,292

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (41,832,803)
2018	(188,104,839)
Total with expiration	$ (229,937,642)

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

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4. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $118,914 and a change in net unrealized appreciation (depreciation) of $124,254 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $277,834,711 and $331,050,558, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged 25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets

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Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector Large Cap Value as compared to its benchmark index, the Russell 1000 Value Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .57% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 33,675	$ 832
Class T	.25%	.25%	27,516	304
Class B	.75%	.25%	6,380	4,817
Class C	.75%	.25%	52,812	11,975
			$ 120,383	$ 17,928

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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6. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 5,199
Class T	1,587
Class B*	759
Class C*	1,069
$ 8,614

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 29,929.22
Class T	15,602.28
Class B	1,924.30
Class C	16,023.30
Stock Selector Large Cap Value	701,090.18
Class I	8,850.20
	$ 773,418

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

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Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $8,268 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $644 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $18,378. During the period, there were no securities loaned to FCM.

Semiannual Report

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $18,128 for the period.

In addition, during the period the investment adviser reimbursed/waived a portion of fund-level operating expenses in the amount of $3,218 and a portion of class-level operating expenses as follows:

Amount
Class A	$ 538
Class T	98
Class B	4
Class C	28
Stock Selector Large Cap Value	14,122
Class I	145
$ 14,935

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2015	Year ended January 31, 2015
From net investment income
Class A	$ -	$ 179,624
Class T	-	42,288
Stock Selector Large Cap Value	134,282	7,345,146
Class I	1,703	105,797
Total	$ 135,985	$ 7,672,855

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended July 31, 2015	Year ended January 31, 2015	Six months ended July 31, 2015	Year ended January 31, 2015
Class A
Shares sold	151,177	526,601	$ 2,620,565	$ 8,570,139
Reinvestment of distributions	-	10,276	-	169,354
Shares redeemed	(228,603)	(364,428)	(3,935,973)	(5,933,597)
Net increase (decrease)	(77,426)	172,449	$ (1,315,408)	$ 2,805,896
Class T
Shares sold	51,146	153,678	$ 882,708	$ 2,487,311
Reinvestment of distributions	-	2,546	-	41,953
Shares redeemed	(59,218)	(77,972)	(1,022,424)	(1,265,230)
Net increase (decrease)	(8,072)	78,252	$ (139,716)	$ 1,264,034
Class B
Shares sold	-	3,219	$ -	$ 50,863
Shares redeemed	(18,500)	(31,396)	(319,777)	(505,706)
Net increase (decrease)	(18,500)	(28,177)	$ (319,777)	$ (454,843)
Class C
Shares sold	50,242	218,002	$ 857,372	$ 3,485,287
Shares redeemed	(76,071)	(128,604)	(1,289,353)	(2,060,274)
Net increase (decrease)	(25,829)	89,398	$ (431,981)	$ 1,425,013
Stock Selector Large Cap Value
Shares sold	3,325,839	19,378,917	$ 57,945,264	$ 319,326,318
Reinvestment of distributions	7,670	431,705	130,694	7,157,674
Shares redeemed	(7,984,704)	(8,684,145)	(139,137,525)	(142,899,747)
Net increase (decrease)	(4,651,195)	11,126,477	$ (81,061,567)	$ 183,584,245
Class I
Shares sold	45,037	546,646	$ 775,815	$ 8,781,914
Reinvestment of distributions	97	6,285	1,651	103,694
Shares redeemed	(164,480)	(235,466)	(2,875,527)	(3,890,210)
Net increase (decrease)	(119,346)	317,465	$ (2,098,061)	$ 4,995,398

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Stock Selector Large Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2015 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and information security and to increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for the fund in April 2013.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Semiannual Report

Fidelity Stock Selector Large Cap Value Fund

The Board also considered that the fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to the fund's performance adjustment, relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked and the impact of the fund's performance adjustment, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Stock Selector Large Cap Value Fund

Semiannual Report

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board noted the impact of the fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A, Class B, Class C, Class I, and the retail class ranked below its competitive median for 2014 and the total expense ratio of Class T ranked above its competitive median for 2014. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although Class T was above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins, with particular focus on certain funds with negative margins; (vi) the realization of fall-out benefits in certain Fidelity business units; (vii) economies of scale and the way in which they are shared with fund shareholders; (viii) Fidelity's group fee structures, including the group fee schedule of breakpoints; (ix) the impact of cost containment measures on the funds; and (x) the transfer agent fee structure.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

(Fidelity Investment logo)(registered trademark)

ALCVI-USAN-0915
1.838387.106
Contents Shareholder Expense Example Investment Changes (Unaudited) Investments July 31, 2015 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments July 31, 2015 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments July 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees Contents Shareholder Expense Example Investment Changes (Unaudited) Investments July 31, 2015 (Unaudited) Financial Statements Investment Changes (Unaudited) Investments July 31, 2015 (Unaudited) Financial Statements Notes to Financial Statements Board Approval of Investment Advisory Contracts and Management Fees

Fidelity®

Series All-Sector Equity Fund

Fidelity

Series Equity-Income Fund

and

Fidelity

Series Stock Selector Large Cap Value Fund

Fidelity Series All-Sector Equity Fund

Fidelity Series Equity-Income Fund

Fidelity Series Stock Selector Large Cap Value Fund

Class F

Semiannual Report
July 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity® Series All-Sector Equity Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Series Equity-Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Series Stock Selector Large Cap Value Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the Financial Statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series All-Sector Equity Fund, Fidelity Series Equity-Income Fund, and Fidelity Series Stock Selector Large Cap Value Fund or 1-800-835-5092 for Class F of each fund to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2015 to July 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense Ratio B	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period* February 1, 2015 to July 31, 2015
Fidelity Series All-Sector Equity Fund
Series All-Sector Equity	.74%
Actual		$ 1,000.00	$ 1,065.80	$ 3.79
HypotheticalA		$ 1,000.00	$ 1,021.12	$ 3.71
Class F	.58%
Actual		$ 1,000.00	$ 1,066.80	$ 2.97
HypotheticalA		$ 1,000.00	$ 1,021.92	$ 2.91
Fidelity Series Equity-Income Fund
Series Equity-Income	.62%
Actual		$ 1,000.00	$ 1,055.20	$ 3.16
HypotheticalA		$ 1,000.00	$ 1,021.72	$ 3.11
Class F	.46%
Actual		$ 1,000.00	$ 1,056.00	$ 2.34
HypotheticalA		$ 1,000.00	$ 1,022.51	$ 2.31
Fidelity Series Stock Selector Large Cap Value Fund
Series Stock Selector Large Cap Value	.75%
Actual		$ 1,000.00	$ 1,045.60	$ 3.80
HypotheticalA		$ 1,000.00	$ 1,021.08	$ 3.76
Class F	.60%
Actual		$ 1,000.00	$ 1,046.60	$ 3.04
HypotheticalA		$ 1,000.00	$ 1,021.82	$ 3.01

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period).

Semiannual Report

Fidelity Series All-Sector Equity Fund

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.4	4.4
Google, Inc. Class C	2.4	2.0
Capital One Financial Corp.	1.9	1.9
JPMorgan Chase & Co.	1.8	1.5
McDonald's Corp.	1.7	0.9
Citigroup, Inc.	1.6	1.6
Philip Morris International, Inc.	1.6	1.6
Liberty Interactive Corp. Qvc G Series A	1.4	1.0
Bank of America Corp.	1.4	1.5
Allergan PLC	1.3	1.1
	18.5
Top Five Market Sectors as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.9	18.9
Financials	17.2	16.3
Health Care	15.0	14.0
Consumer Discretionary	13.5	12.1
Industrials	10.4	11.0
Asset Allocation (% of fund's net assets)
As of July 31, 2015*		As of January 31, 2015**
	Stocks and Equity Futures 98.8%		Stocks and Equity Futures 98.6%
	Short-Term Investments and Net Other Assets (Liabilities) 1.2%		Short-Term Investments and Net Other Assets (Liabilities) 1.4%
* Foreign investments	5.8%	** Foreign investments	5.1%

Semiannual Report

Fidelity Series All-Sector Equity Fund

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 13.5%
Hotels, Restaurants & Leisure - 3.7%
McDonald's Corp.	1,817,300	$ 181,475,578
Panera Bread Co. Class A (a)	413,793	84,463,427
Starbucks Corp.	1,513,638	87,685,049
Wynn Resorts Ltd.	389,400	40,197,762
		393,821,816
Internet & Catalog Retail - 2.4%
Liberty Interactive Corp. Qvc G Series A (a)	5,199,052	151,032,461
Priceline Group, Inc. (a)	84,800	105,454,736
		256,487,197
Media - 3.7%
Comcast Corp. Class A	1,769,200	110,415,772
DreamWorks Animation SKG, Inc. Class A (a)(d)	1,105,190	26,646,131
Legend Pictures LLC (a)(f)(g)	3,706	8,743,640
Liberty Media Corp. Class C (a)	1,302,551	49,106,173
The Madison Square Garden Co. Class A (a)	1,601,222	133,541,915
Twenty-First Century Fox, Inc. Class A	1,923,991	66,358,450
		394,812,081
Multiline Retail - 1.3%
Dollar General Corp.	1,781,172	143,152,794
Specialty Retail - 1.3%
Michaels Companies, Inc. (a)	1,725,505	43,724,297
TJX Companies, Inc.	1,400,190	97,761,266
		141,485,563
Textiles, Apparel & Luxury Goods - 1.1%
NIKE, Inc. Class B	981,520	113,090,734
TOTAL CONSUMER DISCRETIONARY		1,442,850,185
CONSUMER STAPLES - 8.7%
Beverages - 1.9%
Constellation Brands, Inc. Class A (sub. vtg.)	419,804	50,384,876
Monster Beverage Corp. (a)	204,500	31,400,975
The Coca-Cola Co.	2,979,192	122,385,207
		204,171,058
Food & Staples Retailing - 1.9%
CVS Health Corp.	1,009,781	113,570,069
Kroger Co.	1,626,000	63,804,240
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Wal-Mart Stores, Inc.	35,000	$ 2,519,300
Whole Foods Market, Inc.	606,500	22,076,600
		201,970,209
Food Products - 1.2%
Blue Buffalo Pet Products, Inc.	8,500	237,490
Bunge Ltd.	230,652	18,417,562
Keurig Green Mountain, Inc.	529,521	39,735,256
Mead Johnson Nutrition Co. Class A	516,700	45,671,113
The Hershey Co.	250,000	23,222,500
		127,283,921
Household Products - 1.0%
Colgate-Palmolive Co.	1,566,584	106,559,044
Personal Products - 0.1%
Nu Skin Enterprises, Inc. Class A	250,000	9,912,500
Tobacco - 2.6%
Altria Group, Inc.	1,932,430	105,085,543
Philip Morris International, Inc.	2,015,998	172,428,309
		277,513,852
TOTAL CONSUMER STAPLES		927,410,584
ENERGY - 6.7%
Energy Equipment & Services - 1.5%
Baker Hughes, Inc.	302,500	17,590,375
Halliburton Co.	899,240	37,579,240
Oceaneering International, Inc.	228,500	9,144,570
Schlumberger Ltd.	1,178,500	97,603,370
		161,917,555
Oil, Gas & Consumable Fuels - 5.2%
Anadarko Petroleum Corp.	827,481	61,523,212
Apache Corp.	488,400	22,398,024
Cabot Oil & Gas Corp.	942,600	24,658,416
Cheniere Energy, Inc. (a)	289,600	19,973,712
Chevron Corp.	1,167,029	103,258,726
Cimarex Energy Co.	274,593	28,590,623
Cobalt International Energy, Inc. (a)	1,243,000	9,583,530
Columbia Pipeline Group, Inc.	478,336	13,957,844
CONSOL Energy, Inc.	542,600	8,963,752
Continental Resources, Inc. (a)	369,788	12,354,617
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
EOG Resources, Inc.	501,000	$ 38,672,190
Exxon Mobil Corp.	756,024	59,884,661
Gulfport Energy Corp. (a)	301,800	9,886,968
Kinder Morgan, Inc.	955,600	33,101,984
Noble Energy, Inc.	1,423,224	50,140,182
Phillips 66 Co.	599,000	47,620,500
SM Energy Co.	300,000	11,121,000
		555,689,941
TOTAL ENERGY		717,607,496
FINANCIALS - 17.2%
Banks - 7.3%
Bank of America Corp.	8,240,387	147,338,120
Citigroup, Inc.	3,010,784	176,010,433
Huntington Bancshares, Inc.	2,084,457	24,325,613
JPMorgan Chase & Co.	2,730,534	187,123,495
M&T Bank Corp.	307,500	40,328,625
Regions Financial Corp.	3,288,000	34,162,320
Synovus Financial Corp.	576,551	18,172,888
U.S. Bancorp	1,725,878	78,026,944
Wells Fargo & Co.	1,326,200	76,747,194
		782,235,632
Capital Markets - 2.1%
Ameriprise Financial, Inc.	65,300	8,206,251
BlackRock, Inc. Class A	117,618	39,557,286
E*TRADE Financial Corp. (a)	1,240,252	35,247,962
Goldman Sachs Group, Inc.	394,200	80,838,594
Invesco Ltd.	607,100	23,434,060
Northern Trust Corp.	306,900	23,474,781
State Street Corp.	243,600	18,650,016
		229,408,950
Consumer Finance - 2.4%
Capital One Financial Corp.	2,518,805	204,778,847
Navient Corp.	1,820,046	28,574,722
SLM Corp. (a)	2,609,346	23,823,329
		257,176,898
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc.:
Class A (a)	157	$ 33,598,000
Class B (a)	390,803	55,783,220
IntercontinentalExchange Group, Inc.	99,100	22,598,764
		111,979,984
Insurance - 1.7%
ACE Ltd.	94,731	10,303,891
Marsh & McLennan Companies, Inc.	909,700	52,708,018
MetLife, Inc.	890,641	49,644,329
Principal Financial Group, Inc.	288,100	15,992,431
The Chubb Corp.	295,500	36,739,515
Unum Group	395,400	14,171,136
		179,559,320
Real Estate Investment Trusts - 2.2%
Alexandria Real Estate Equities, Inc.	168,900	15,658,719
Boston Properties, Inc.	430,200	53,035,056
Digital Realty Trust, Inc.	461,300	29,647,751
Duke Realty LP	1,610,700	32,487,819
Equity Lifestyle Properties, Inc.	391,500	22,660,020
Extra Space Storage, Inc.	372,700	27,400,904
Senior Housing Properties Trust (SBI)	766,200	13,232,274
Ventas, Inc.	385,000	25,829,650
VEREIT, Inc.	1,350,000	11,826,000
		231,778,193
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	1,143,700	43,426,289
TOTAL FINANCIALS		1,835,565,266
HEALTH CARE - 15.0%
Biotechnology - 4.9%
Alexion Pharmaceuticals, Inc. (a)	258,500	51,038,240
Amgen, Inc.	558,565	98,636,993
Baxalta, Inc.	739,700	24,284,351
Biogen, Inc. (a)	186,924	59,587,633
BioMarin Pharmaceutical, Inc. (a)	328,900	48,108,203
Celgene Corp. (a)	610,500	80,128,125
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Gilead Sciences, Inc.	1,052,792	$ 124,082,065
Vertex Pharmaceuticals, Inc. (a)	277,500	37,462,500
		523,328,110
Health Care Equipment & Supplies - 2.8%
Boston Scientific Corp. (a)	4,525,900	78,479,106
Edwards Lifesciences Corp. (a)	167,500	25,486,800
Medtronic PLC	1,557,978	122,129,895
The Cooper Companies, Inc.	198,815	35,190,255
Zimmer Biomet Holdings, Inc.	356,700	37,121,769
		298,407,825
Health Care Providers & Services - 2.8%
Cigna Corp.	330,634	47,631,134
HCA Holdings, Inc. (a)	598,900	55,703,689
Henry Schein, Inc. (a)	224,187	33,175,192
McKesson Corp.	358,654	79,108,313
UnitedHealth Group, Inc.	695,000	84,373,000
		299,991,328
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	861,100	35,262,045
Thermo Fisher Scientific, Inc.	375,500	52,393,515
		87,655,560
Pharmaceuticals - 3.7%
AbbVie, Inc.	557,900	39,058,579
Allergan PLC (a)	433,404	143,521,735
Bristol-Myers Squibb Co.	1,571,800	103,172,952
Eli Lilly & Co.	175,000	14,789,250
Endo Health Solutions, Inc. (a)	475,000	41,581,500
Merck & Co., Inc.	268,446	15,827,576
Pfizer, Inc.	909,209	32,786,077
		390,737,669
TOTAL HEALTH CARE		1,600,120,492
INDUSTRIALS - 10.4%
Aerospace & Defense - 2.9%
General Dynamics Corp.	302,300	45,075,953
Honeywell International, Inc.	611,205	64,207,085
Raytheon Co.	410,800	44,814,172
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
The Boeing Co.	522,700	$ 75,357,659
United Technologies Corp.	774,148	77,654,786
		307,109,655
Air Freight & Logistics - 0.8%
FedEx Corp.	471,800	80,875,956
Building Products - 0.7%
A.O. Smith Corp.	545,300	39,163,446
Lennox International, Inc.	335,200	39,577,064
		78,740,510
Commercial Services & Supplies - 0.2%
KAR Auction Services, Inc.	577,600	22,485,968
Construction & Engineering - 0.3%
AECOM Technology Corp. (a)	1,150,500	35,469,915
Electrical Equipment - 0.6%
AMETEK, Inc.	582,000	30,875,100
BWX Technologies, Inc.	438,566	10,771,181
Eaton Corp. PLC	418,300	25,340,614
		66,986,895
Industrial Conglomerates - 2.1%
Danaher Corp.	924,696	84,665,166
General Electric Co.	5,401,500	140,979,150
		225,644,316
Machinery - 1.0%
Deere & Co.	463,100	43,795,367
IDEX Corp.	371,500	28,245,145
Ingersoll-Rand PLC	500,500	30,730,700
		102,771,212
Road & Rail - 1.2%
J.B. Hunt Transport Services, Inc.	819,150	68,906,898
Union Pacific Corp.	668,000	65,190,120
		134,097,018
Trading Companies & Distributors - 0.6%
HD Supply Holdings, Inc. (a)	1,755,500	62,846,900
TOTAL INDUSTRIALS		1,117,028,345
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 18.9%
Communications Equipment - 1.7%
Cisco Systems, Inc.	1,924,200	$ 54,685,764
QUALCOMM, Inc.	2,040,000	131,355,600
		186,041,364
Electronic Equipment & Components - 0.3%
Trimble Navigation Ltd. (a)	1,641,700	37,923,270
Internet Software & Services - 4.5%
Facebook, Inc. Class A (a)	1,248,900	117,409,089
Google, Inc. Class C	407,166	254,727,121
HomeAway, Inc. (a)	364,277	10,942,881
Rackspace Hosting, Inc. (a)	55,329	1,882,846
Twitter, Inc. (a)	486,800	15,095,668
Yahoo!, Inc. (a)	2,226,000	81,627,420
		481,685,025
IT Services - 1.7%
Cognizant Technology Solutions Corp. Class A (a)	504,900	31,859,190
Sabre Corp.	1,949,543	51,857,844
Total System Services, Inc.	446,300	20,627,986
Vantiv, Inc. (a)	765,800	33,695,200
Visa, Inc. Class A	549,900	41,429,466
		179,469,686
Semiconductors & Semiconductor Equipment - 2.7%
Analog Devices, Inc.	755,200	44,050,816
Atmel Corp.	1,131,300	9,367,164
Broadcom Corp. Class A	549,800	27,825,378
Marvell Technology Group Ltd.	7,392,510	91,962,824
Maxim Integrated Products, Inc.	376,300	12,809,252
Micron Technology, Inc. (a)	1,201,800	22,245,318
NVIDIA Corp.	443,980	8,857,401
ON Semiconductor Corp. (a)	787,500	8,363,250
Qorvo, Inc. (a)	1,064,083	61,663,610
		287,145,013
Software - 3.2%
Activision Blizzard, Inc.	1,101,900	28,418,001
Adobe Systems, Inc. (a)	609,500	49,972,905
Autodesk, Inc. (a)	859,400	43,468,452
Citrix Systems, Inc. (a)	121,400	9,179,054
Electronic Arts, Inc. (a)	42,575	3,046,241
Microsoft Corp.	2,410,700	112,579,690
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp.	1,289,300	$ 51,494,642
Salesforce.com, Inc. (a)	594,878	43,604,557
		341,763,542
Technology Hardware, Storage & Peripherals - 4.8%
Apple, Inc.	2,999,042	363,783,793
Hewlett-Packard Co.	3,139,800	95,826,696
SanDisk Corp.	260,600	15,711,574
Western Digital Corp.	403,600	34,733,816
		510,055,879
TOTAL INFORMATION TECHNOLOGY		2,024,083,779
MATERIALS - 3.3%
Chemicals - 2.6%
Ashland, Inc.	155,100	17,731,032
CF Industries Holdings, Inc.	343,300	20,323,360
Cytec Industries, Inc.	175,200	13,005,096
E.I. du Pont de Nemours & Co.	731,800	40,805,168
Eastman Chemical Co.	480,303	37,655,755
Ecolab, Inc.	305,500	35,379,955
LyondellBasell Industries NV Class A	268,579	25,200,768
Monsanto Co.	423,000	43,099,470
PPG Industries, Inc.	166,500	18,045,270
W.R. Grace & Co. (a)	209,800	21,175,114
		272,420,988
Construction Materials - 0.2%
Eagle Materials, Inc.	311,000	23,990,540
Containers & Packaging - 0.4%
Graphic Packaging Holding Co.	406,000	6,130,600
WestRock Co.	635,470	40,072,738
		46,203,338
Metals & Mining - 0.1%
Nucor Corp.	238,000	10,505,320
TOTAL MATERIALS		353,120,186
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	792,500	27,531,450
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Level 3 Communications, Inc. (a)	535,230	$ 27,029,115
Verizon Communications, Inc.	2,447,393	114,513,518
		169,074,083
Wireless Telecommunication Services - 0.5%
SBA Communications Corp. Class A (a)	226,400	27,331,008
T-Mobile U.S., Inc. (a)	566,063	23,016,122
Telephone & Data Systems, Inc.	253,008	7,440,965
		57,788,095
TOTAL TELECOMMUNICATION SERVICES		226,862,178
UTILITIES - 2.8%
Electric Utilities - 1.5%
American Electric Power Co., Inc.	319,972	18,100,816
Edison International	397,873	23,876,359
Exelon Corp.	914,900	29,359,141
FirstEnergy Corp.	183,500	6,231,660
NextEra Energy, Inc.	544,700	57,302,440
OGE Energy Corp.	272,385	8,106,178
PPL Corp.	646,600	20,568,346
		163,544,940
Independent Power and Renewable Electricity Producers - 0.3%
Calpine Corp. (a)	514,700	9,419,010
NRG Energy, Inc.	908,118	20,387,249
Talen Energy Corp. (a)	80,764	1,270,418
		31,076,677
Multi-Utilities - 1.0%
Dominion Resources, Inc.	438,000	31,404,600
NiSource, Inc.	478,336	8,351,747
PG&E Corp.	308,567	16,202,853
Public Service Enterprise Group, Inc.	45,200	1,883,484
Sempra Energy	440,044	44,787,678
		102,630,362
TOTAL UTILITIES		297,251,979
TOTAL COMMON STOCKS (Cost $8,199,027,905)		10,541,900,490
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.03% 8/13/15 to 10/22/15 (e) (Cost $3,209,915)	$ 3,210,000	$ 3,209,855
Money Market Funds - 1.9%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	180,489,666	180,489,666
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	20,922,500	20,922,500
TOTAL MONEY MARKET FUNDS (Cost $201,412,166)		201,412,166
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $8,403,649,986)		10,746,522,511
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(54,963,639)
NET ASSETS - 100%		$ 10,691,558,872
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
252 CME E-mini S&P 500 Index Contracts (United States)	Sept. 2015	$ 26,439,840	$ 595,391

The face value of futures purchased as a percentage of net assets is 0.2%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,209,855.
(f) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is wholly-owned by the Fund.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,743,640 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Legend Pictures LLC	9/23/10	$ 2,783,376
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 145,261
Fidelity Securities Lending Cash Central Fund	185,119
Total	$ 330,380
Other Information

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,442,850,185	$ 1,434,106,545	$ -	$ 8,743,640
Consumer Staples	927,410,584	927,410,584	-	-
Energy	717,607,496	717,607,496	-	-
Financials	1,835,565,266	1,835,565,266	-	-
Health Care	1,600,120,492	1,600,120,492	-	-
Industrials	1,117,028,345	1,117,028,345	-	-
Information Technology	2,024,083,779	2,024,083,779	-	-
Materials	353,120,186	353,120,186	-	-
Telecommunication Services	226,862,178	226,862,178	-	-
Utilities	297,251,979	297,251,979	-	-
U.S. Government and Government Agency Obligations	3,209,855	-	3,209,855	-
Money Market Funds	201,412,166	201,412,166	-	-
Total Investments in Securities:	$ 10,746,522,511	$ 10,734,569,016	$ 3,209,855	$ 8,743,640
Derivative Instruments:
Assets
Futures Contracts	$ 595,391	$ 595,391	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 595,391	$ -
Total Value of Derivatives	$ 595,391	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series All-Sector Equity Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $20,177,659) - See accompanying schedule: Unaffiliated issuers (cost $8,202,237,820)	$ 10,545,110,345
Fidelity Central Funds (cost $201,412,166)	201,412,166
Total Investments (cost $8,403,649,986)		$ 10,746,522,511
Receivable for investments sold		63,972,409
Receivable for fund shares sold		1,613,002
Dividends receivable		6,604,262
Distributions receivable from Fidelity Central Funds		54,811
Receivable for daily variation margin for derivative instruments		1,302
Other receivables		239,017
Total assets		10,819,007,314

Liabilities
Payable for investments purchased	$ 60,902,500
Payable for fund shares redeemed	39,407,461
Accrued management fee	5,172,941
Payable for daily variation margin for derivative instruments	172,955
Other affiliated payables	809,421
Other payables and accrued expenses	60,664
Collateral on securities loaned, at value	20,922,500
Total liabilities		127,448,442

Net Assets		$ 10,691,558,872
Net Assets consist of:
Paid in capital		$ 7,803,925,823
Undistributed net investment income		45,706,877
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		498,508,584
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,343,417,588
Net Assets		$ 10,691,558,872

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series All-Sector Equity Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2015 (Unaudited)
Series All-Sector Equity: Net Asset Value, offering price and redemption price per share ($5,113,317,002 ÷ 356,350,302 shares)	$ 14.35

Class F: Net Asset Value, offering price and redemption price per share ($5,578,241,870 ÷ 388,783,795 shares)	$ 14.35

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2015 (Unaudited)

Investment Income
Dividends		$ 80,730,061
Interest		808
Income from Fidelity Central Funds		330,380
Total income		81,061,249

Expenses
Management fee
Basic fee	$ 29,749,489
Performance adjustment	1,158,686
Transfer agent fees	4,228,641
Accounting and security lending fees	664,043
Custodian fees and expenses	88,448
Independent trustees' compensation	22,719
Audit	37,198
Legal	11,817
Miscellaneous	40,185
Total expenses before reductions	36,001,226
Expense reductions	(348,590)	35,652,636
Net investment income (loss)		45,408,613
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	507,888,509
Foreign currency transactions	(706)
Futures contracts	5,288,897
Total net realized gain (loss)		513,176,700
Change in net unrealized appreciation (depreciation) on: Investment securities	127,849,370
Assets and liabilities in foreign currencies	(2,474)
Futures contracts	2,713,385
Total change in net unrealized appreciation (depreciation)		130,560,281
Net gain (loss)		643,736,981
Net increase (decrease) in net assets resulting from operations		$ 689,145,594

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series All-Sector Equity Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2015 (Unaudited)	Year ended January 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 45,408,613	$ 107,624,543
Net realized gain (loss)	513,176,700	1,158,776,396
Change in net unrealized appreciation (depreciation)	130,560,281	16,377,298
Net increase (decrease) in net assets resulting from operations	689,145,594	1,282,778,237
Distributions to shareholders from net investment income	(12,048,492)	(97,417,963)
Distributions to shareholders from net realized gain	(252,211,604)	(1,234,420,447)
Total distributions	(264,260,096)	(1,331,838,410)
Share transactions - net increase (decrease)	(133,095,147)	166,780,814
Total increase (decrease) in net assets	291,790,351	117,720,641

Net Assets
Beginning of period	10,399,768,521	10,282,047,880
End of period (including undistributed net investment income of $45,706,877 and undistributed net investment income of $12,346,756, respectively)	$ 10,691,558,872	$ 10,399,768,521

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series All-Sector Equity

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.80	$ 13.89	$ 12.57	$ 11.82	$ 12.98	$ 11.32
Income from Investment Operations
Net investment income (loss) D	.05	.13	.12	.16	.10	.09
Net realized and unrealized gain (loss)	.85	1.63	2.86	1.72	(.15)	2.63
Total from investment operations	.90	1.76	2.98	1.88	(.05)	2.72
Distributions from net investment income	(.02)	(.12)	(.14)	(.21)	(.10)	(.08)
Distributions from net realized gain	(.34)	(1.73)	(1.52)	(.92)	(1.01)	(.98)
Total distributions	(.35) H	(1.85)	(1.66)	(1.13)	(1.11)	(1.06)
Net asset value, end of period	$ 14.35	$ 13.80	$ 13.89	$ 12.57	$ 11.82	$ 12.98
Total ReturnB, C	6.58%	12.68%	24.13%	16.32%	(.12)%	24.87%
Ratios to Average Net Assets E, G
Expenses before reductions	.75%A	.67%	.65%	.73%	.89%	.91%
Expenses net of fee waivers, if any	.74%A	.67%	.65%	.73%	.89%	.91%
Expenses net of all reductions	.74%A	.67%	.65%	.71%	.87%	.89%
Net investment income (loss)	.75%A	.92%	.89%	1.25%	.81%	.79%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,113,317	$ 4,969,503	$ 5,164,386	$ 5,293,761	$ 7,338,658	$ 8,937,188
Portfolio turnover rateF	60% A	65%	72%	124%	135%	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.35 per share is comprised of distributions from net investment income of $.015 and distributions from net realized gain of $.336 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class F

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013	2012	2011
Selected Per-Share Data
Net asset value, beginning of period	$ 13.79	$ 13.88	$ 12.56	$ 11.82	$ 12.98	$ 11.32
Income from Investment Operations
Net investment income (loss) D	.07	.16	.15	.18	.12	.12
Net realized and unrealized gain (loss)	.84	1.63	2.86	1.72	(.14)	2.63
Total from investment operations	.91	1.79	3.01	1.90	(.02)	2.75
Distributions from net investment income	(.02)	(.15)	(.17)	(.24)	(.13)	(.11)
Distributions from net realized gain	(.34)	(1.73)	(1.52)	(.92)	(1.01)	(.98)
Total distributions	(.35) H	(1.88)	(1.69)	(1.16)	(1.14)	(1.09)
Net asset value, end of period	$ 14.35	$ 13.79	$ 13.88	$ 12.56	$ 11.82	$ 12.98
Total ReturnB, C	6.68%	12.88%	24.37%	16.54%	.10%	25.12%
Ratios to Average Net Assets E, G
Expenses before reductions	.59%A	.50%	.47%	.53%	.68%	.69%
Expenses net of fee waivers, if any	.58%A	.50%	.47%	.53%	.68%	.69%
Expenses net of all reductions	.58%A	.50%	.47%	.51%	.67%	.67%
Net investment income (loss)	.91%A	1.09%	1.07%	1.44%	1.01%	1.01%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,578,242	$ 5,430,266	$ 5,117,662	$ 4,488,699	$ 4,269,110	$ 2,364,419
Portfolio turnover rateF	60% A	65%	72%	124%	135%	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H Total distributions of $.35 per share is comprised of distributions from net investment income of $.017 and distributions from net realized gain of $.336 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Series Equity-Income Fund

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Johnson & Johnson	4.9	4.5
General Electric Co.	4.4	3.7
JPMorgan Chase & Co.*	4.2	3.6
Chevron Corp.	3.9	3.9
Wells Fargo & Co.	3.6	3.4
Procter & Gamble Co.	2.7	2.8
United Parcel Service, Inc. Class B	2.4	2.3
Verizon Communications, Inc.	2.1	2.1
MetLife, Inc.	2.1	1.6
Cisco Systems, Inc.*	1.9	2.3
	32.2
* Security or a portion of the security is pledged as collateral for call options written.
Top Five Market Sectors as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	29.0	25.3
Information Technology	11.5	10.6
Industrials	11.5	11.2
Health Care	10.0	9.8
Energy	9.9	9.0
Asset Allocation (% of fund's net assets)
As of July 31, 2015*		As of January 31, 2015**
Stocks 98.2%		Stocks 92.6%
Short-Term Investments and Net Other Assets (Liabilities) 1.8%		Short-Term Investments and Net Other Assets (Liabilities) 7.4%
* Foreign investments	5.0%	** Foreign investments	3.8%
* Written options	(0.1)%	** Written options	(0.1)%

Semiannual Report

Fidelity Series Equity-Income Fund

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 8.3%
Automobiles - 0.8%
General Motors Co.	2,998,900	$ 94,495,339
Hotels, Restaurants & Leisure - 1.7%
Dunkin' Brands Group, Inc. (d)	523,900	28,232,971
McDonald's Corp.	1,247,269	124,552,282
Yum! Brands, Inc.	591,529	51,912,585
		204,697,838
Household Durables - 0.5%
M.D.C. Holdings, Inc.	993,100	29,653,966
Tupperware Brands Corp.	621,100	36,315,717
		65,969,683
Leisure Products - 0.5%
Mattel, Inc.	2,755,600	63,957,476
Media - 1.7%
Comcast Corp. Class A	3,061,403	191,062,161
Viacom, Inc. Class B (non-vtg.)	373,800	21,306,600
		212,368,761
Multiline Retail - 2.2%
Kohl's Corp.	613,635	37,628,098
Macy's, Inc.	927,300	64,039,338
Target Corp.	2,058,747	168,508,442
		270,175,878
Specialty Retail - 0.9%
Foot Locker, Inc.	862,100	60,821,155
GNC Holdings, Inc.	937,200	46,119,612
Stage Stores, Inc.	229,855	4,045,448
		110,986,215
TOTAL CONSUMER DISCRETIONARY		1,022,651,190
CONSUMER STAPLES - 9.6%
Beverages - 1.1%
Anheuser-Busch InBev SA NV ADR	284,900	34,059,795
Molson Coors Brewing Co. Class B	999,800	71,125,772
The Coca-Cola Co.	608,500	24,997,180
		130,182,747
Food & Staples Retailing - 3.1%
CVS Health Corp.	1,807,243	203,260,620
Wal-Mart Stores, Inc.	1,298,900	93,494,822
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Walgreens Boots Alliance, Inc.	670,135	$ 64,755,145
Whole Foods Market, Inc.	302,700	11,018,280
		372,528,867
Food Products - 1.1%
B&G Foods, Inc. Class A	551,079	16,273,363
Kellogg Co.	1,087,297	71,946,442
Sanderson Farms, Inc. (d)	186,700	13,444,267
The Hershey Co.	367,700	34,155,653
		135,819,725
Household Products - 2.7%
Procter & Gamble Co.	4,328,800	332,018,960
Personal Products - 0.2%
Avon Products, Inc. (d)	4,828,800	27,379,296
Tobacco - 1.4%
Philip Morris International, Inc.	1,166,933	99,807,779
Reynolds American, Inc. (e)	875,358	75,096,963
		174,904,742
TOTAL CONSUMER STAPLES		1,172,834,337
ENERGY - 9.9%
Energy Equipment & Services - 0.9%
Ensco PLC Class A	1,331,456	22,075,540
National Oilwell Varco, Inc.	659,565	27,787,473
Oceaneering International, Inc.	443,500	17,748,870
Schlumberger Ltd.	461,800	38,246,276
		105,858,159
Oil, Gas & Consumable Fuels - 9.0%
Anadarko Petroleum Corp.	1,038,591	77,219,241
Apache Corp.	1,735,641	79,596,496
Chevron Corp.	5,404,203	478,163,881
CONSOL Energy, Inc.	1,220,801	20,167,633
Foresight Energy LP	779,050	6,481,696
Golar LNG Ltd.	220,000	9,475,400
Kinder Morgan, Inc.	1,650,800	57,183,712
Legacy Reserves LP	2,194,500	17,139,045
Markwest Energy Partners LP	1,142,537	74,767,621
Noble Energy, Inc.	1,099,600	38,738,908
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
The Williams Companies, Inc. (e)	3,496,533	$ 183,498,052
Williams Partners LP	1,437,885	66,329,635
		1,108,761,320
TOTAL ENERGY		1,214,619,479
FINANCIALS - 29.0%
Banks - 15.7%
Bank of America Corp.	6,657,600	119,037,888
BB&T Corp.	261,500	10,530,605
CIT Group, Inc.	283,000	13,312,320
Comerica, Inc.	1,975,600	93,702,708
First Niagara Financial Group, Inc.	3,988,500	38,728,335
FirstMerit Corp.	2,185,688	40,959,793
JPMorgan Chase & Co. (e)	7,521,530	515,450,451
KeyCorp	3,120,400	46,306,736
M&T Bank Corp.	1,745,300	228,896,095
Regions Financial Corp.	7,937,400	82,469,586
SunTrust Banks, Inc.	2,477,900	109,870,086
U.S. Bancorp	4,071,100	184,054,431
Wells Fargo & Co.	7,710,100	446,183,487
		1,929,502,521
Capital Markets - 5.5%
Apollo Investment Corp. (d)	5,721,945	39,252,543
Ares Capital Corp.	2,827,819	45,499,608
Ares Management LP	1,114,246	21,148,389
Greenhill & Co., Inc.	65,758	2,586,262
KKR & Co. LP	5,450,920	130,276,988
Morgan Stanley	1,757,400	68,257,416
Pershing Square Holdings Ltd. (a)	183,370	5,024,338
State Street Corp.	1,642,300	125,734,488
The Blackstone Group LP (e)	5,877,539	230,693,406
TPG Specialty Lending, Inc.	749,300	13,337,540
		681,810,978
Insurance - 5.5%
ACE Ltd.	1,004,118	109,217,915
Allied World Assur Co. Holdings AG	103,757	4,384,771
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
MetLife, Inc.	4,507,511	$ 251,248,663
Prudential Financial, Inc.	1,260,809	111,405,083
The Chubb Corp.	1,094,300	136,054,319
The Travelers Companies, Inc.	615,689	65,336,917
		677,647,668
Real Estate Investment Trusts - 2.1%
American Capital Agency Corp.	2,014,425	38,797,826
Annaly Capital Management, Inc.	3,825,504	38,063,765
Coresite Realty Corp.	127,755	6,413,301
Cousins Properties, Inc.	1,608,000	16,691,040
Duke Realty LP	1,755,700	35,412,469
First Potomac Realty Trust	1,900,875	21,574,931
Home Properties, Inc.	134,033	9,878,232
Piedmont Office Realty Trust, Inc. Class A	1,450,637	26,416,100
Retail Properties America, Inc.	693,050	10,090,808
Sabra Health Care REIT, Inc.	423,700	11,588,195
Two Harbors Investment Corp.	2,080,969	21,267,503
Ventas, Inc.	263,600	17,684,924
		253,879,094
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	1,197,092	22,098,318
TOTAL FINANCIALS		3,564,938,579
HEALTH CARE - 10.0%
Biotechnology - 0.7%
Amgen, Inc. (e)	377,277	66,623,345
Baxalta, Inc.	841,376	27,622,374
		94,245,719
Health Care Equipment & Supplies - 2.4%
Baxter International, Inc.	841,376	33,722,350
DENTSPLY International, Inc.	545,700	31,055,787
Medtronic PLC	2,575,702	201,909,280
St. Jude Medical, Inc.	366,315	27,041,373
		293,728,790
Health Care Providers & Services - 0.0%
Anthem, Inc.	32	4,937
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - 6.9%
AbbVie, Inc.	531,400	$ 37,203,314
Johnson & Johnson	5,933,600	594,606,054
Pfizer, Inc. (e)	5,115,477	184,464,101
Teva Pharmaceutical Industries Ltd. sponsored ADR	424,200	29,278,284
		845,551,753
TOTAL HEALTH CARE		1,233,531,199
INDUSTRIALS - 11.5%
Aerospace & Defense - 1.8%
The Boeing Co.	731,800	105,503,606
United Technologies Corp.	1,078,800	108,214,428
		213,718,034
Air Freight & Logistics - 2.7%
C.H. Robinson Worldwide, Inc.	478,617	33,574,983
United Parcel Service, Inc. Class B	2,933,800	300,303,768
		333,878,751
Airlines - 0.0%
Copa Holdings SA Class A	35,200	2,658,656
Commercial Services & Supplies - 0.5%
KAR Auction Services, Inc.	1,291,300	50,270,309
Republic Services, Inc.	322,407	13,711,970
		63,982,279
Electrical Equipment - 1.2%
Eaton Corp. PLC	1,218,500	73,816,730
Emerson Electric Co.	1,358,040	70,278,570
		144,095,300
Industrial Conglomerates - 4.4%
General Electric Co.	20,844,877	544,051,290
Machinery - 0.8%
Cummins, Inc.	253,900	32,887,667
Deere & Co.	660,500	62,463,485
		95,351,152
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - 0.1%
Acacia Research Corp.	1,135,094	$ 10,681,235
TOTAL INDUSTRIALS		1,408,416,697
INFORMATION TECHNOLOGY - 11.5%
Communications Equipment - 3.2%
Cisco Systems, Inc. (e)	8,270,049	235,034,793
QUALCOMM, Inc.	2,435,880	156,846,313
		391,881,106
Electronic Equipment & Components - 0.3%
TE Connectivity Ltd.	587,908	35,815,355
Internet Software & Services - 0.4%
Yahoo!, Inc. (a)	1,469,900	53,901,233
IT Services - 2.6%
IBM Corp.	1,435,245	232,495,338
Paychex, Inc. (e)	1,864,938	86,533,123
		319,028,461
Semiconductors & Semiconductor Equipment - 1.9%
Applied Materials, Inc.	4,766,171	82,740,729
Broadcom Corp. Class A	2,161,672	109,402,220
Maxim Integrated Products, Inc.	1,214,800	41,351,792
		233,494,741
Software - 1.1%
Microsoft Corp. (e)	2,843,800	132,805,460
Technology Hardware, Storage & Peripherals - 2.0%
EMC Corp.	7,108,700	191,152,943
Hewlett-Packard Co.	949,200	28,969,584
Seagate Technology LLC	529,200	26,777,520
		246,900,047
TOTAL INFORMATION TECHNOLOGY		1,413,826,403
MATERIALS - 1.2%
Chemicals - 0.3%
LyondellBasell Industries NV Class A	355,400	33,347,182
Tronox Ltd. Class A	793,800	8,715,924
		42,063,106
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.5%
Packaging Corp. of America	494,900	$ 35,033,971
WestRock Co.	405,900	25,596,054
		60,630,025
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	1,748,066	20,539,776
Nucor Corp.	592,600	26,157,364
		46,697,140
TOTAL MATERIALS		149,390,271
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 3.6%
AT&T, Inc.	5,217,708	181,263,176
Verizon Communications, Inc.	5,664,139	265,025,064
		446,288,240
UTILITIES - 3.6%
Electric Utilities - 3.5%
American Electric Power Co., Inc.	696,601	39,406,719
Entergy Corp.	508,500	36,113,670
Exelon Corp.	3,899,600	125,138,164
PPL Corp.	3,323,800	105,730,078
Southern Co.	2,722,438	121,774,652
		428,163,283
Independent Power and Renewable Electricity Producers - 0.1%
NRG Yield, Inc. Class C	453,100	8,740,299
Talen Energy Corp. (a)	98,455	1,548,697
		10,288,996
TOTAL UTILITIES		438,452,279
TOTAL COMMON STOCKS (Cost $10,936,384,895)		12,064,948,674
Money Market Funds - 2.7%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	261,121,598	$ 261,121,598
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	73,701,875	73,701,875
TOTAL MONEY MARKET FUNDS (Cost $334,823,473)		334,823,473
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $11,271,208,368)	12,399,772,147
NET OTHER ASSETS (LIABILITIES) - (0.9)%	(112,952,599)
NET ASSETS - 100%	$ 12,286,819,548
Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
Amgen, Inc.	10/16/15 - $185.00	1,886	$ 601,694	$ (768,545)
Cisco Systems, Inc.	8/21/15 - $30.00	41,350	2,031,480	(1,116,450)
JPMorgan Chase & Co.	8/21/15 - $67.50	20,803	3,945,617	(3,557,313)
Microsoft Corp.	8/21/15 - $50.00	7,109	476,292	(28,436)
Paychex, Inc.	9/18/15 - $52.50	12,261	540,085	(30,653)
Pfizer, Inc.	8/21/15 - $35.00	28,993	1,856,670	(3,218,223)
Reynolds American, Inc.	8/21/15 - $80.00	3,480	300,456	(2,035,800)
The Blackstone Group LP	9/18/15 - $45.00	6,114	370,378	(48,912)
The Williams Companies, Inc.	11/20/15 - $52.50	5,612	697,556	(2,469,280)
TOTAL WRITTEN OPTIONS			$ 10,820,228	$ (13,273,612)
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $571,327,507.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 337,552
Fidelity Securities Lending Cash Central Fund	202,073
Total	$ 539,625
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,022,651,190	$ 1,022,651,190	$ -	$ -
Consumer Staples	1,172,834,337	1,172,834,337	-	-
Energy	1,214,619,479	1,214,619,479	-	-
Financials	3,564,938,579	3,564,938,579	-	-
Health Care	1,233,531,199	1,233,531,199	-	-
Industrials	1,408,416,697	1,408,416,697	-	-
Information Technology	1,413,826,403	1,413,826,403	-	-
Materials	149,390,271	149,390,271	-	-
Telecommunication Services	446,288,240	446,288,240	-	-
Utilities	438,452,279	438,452,279	-	-
Money Market Funds	334,823,473	334,823,473	-	-
Total Investments in Securities:	$ 12,399,772,147	$ 12,399,772,147	$ -	$ -
Derivative Instruments:
Liabilities
Written Options	$ (13,273,612)	$ (13,273,612)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Written Options (a)	$ -	$ (13,273,612)
Total Value of Derivatives	$ -	$ (13,273,612)
(a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series Equity-Income Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $72,326,643) - See accompanying schedule: Unaffiliated issuers (cost $10,936,384,895)	$ 12,064,948,674
Fidelity Central Funds (cost $334,823,473)	334,823,473
Total Investments (cost $11,271,208,368)		$ 12,399,772,147
Receivable for investments sold		12,651,957
Receivable for fund shares sold		7,259,627
Dividends receivable		21,932,717
Distributions receivable from Fidelity Central Funds		73,486
Other receivables		207,286
Total assets		12,441,897,220

Liabilities
Payable for investments purchased	$ 37,256,106
Payable for fund shares redeemed	25,385,040
Accrued management fee	4,604,687
Written options, at value (premium received $10,820,228)	13,273,612
Other affiliated payables	794,780
Other payables and accrued expenses	61,572
Collateral on securities loaned, at value	73,701,875
Total liabilities		155,077,672

Net Assets		$ 12,286,819,548
Net Assets consist of:
Paid in capital		$ 10,735,608,050
Undistributed net investment income		39,100,901
Accumulated undistributed net realized gain (loss) on investments		386,000,202
Net unrealized appreciation (depreciation) on investments		1,126,110,395
Net Assets		$ 12,286,819,548

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

July 31, 2015 (Unaudited)
Series Equity-Income: Net Asset Value, offering price and redemption price per share ($5,043,407,887 ÷ 398,334,261 shares)	$ 12.66

Class F: Net Asset Value, offering price and redemption price per share ($7,243,411,661 ÷ 571,825,817 shares)	$ 12.67

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series Equity-Income Fund
Financial Statements - continued

Statement of Operations

Six months ended July 31, 2015 (Unaudited)

Investment Income
Dividends		$ 196,625,726
Income from Fidelity Central Funds		539,625
Total income		197,165,351

Expenses
Management fee	$ 27,948,538
Transfer agent fees	4,079,932
Accounting and security lending fees	701,994
Custodian fees and expenses	82,379
Independent trustees' compensation	26,057
Audit	38,957
Legal	12,056
Miscellaneous	59,346
Total expenses before reductions	32,949,259
Expense reductions	(567,561)	32,381,698
Net investment income (loss)		164,783,653
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	360,397,157
Written options	16,974,673
Total net realized gain (loss)		377,371,830
Change in net unrealized appreciation (depreciation) on: Investment securities	124,556,713
Written options	(9,442,027)
Total change in net unrealized appreciation (depreciation)		115,114,686
Net gain (loss)		492,486,516
Net increase (decrease) in net assets resulting from operations		$ 657,270,169

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2015 (Unaudited)	Year ended January 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 164,783,653	$ 313,429,978
Net realized gain (loss)	377,371,830	501,755,037
Change in net unrealized appreciation (depreciation)	115,114,686	319,412,209
Net increase (decrease) in net assets resulting from operations	657,270,169	1,134,597,224
Distributions to shareholders from net investment income	(140,402,168)	(276,876,299)
Distributions to shareholders from net realized gain	(179,687,777)	(375,085,573)
Total distributions	(320,089,945)	(651,961,872)
Share transactions - net increase (decrease)	188,340,374	156,274,546
Total increase (decrease) in net assets	525,520,598	638,909,898

Net Assets
Beginning of period	11,761,298,950	11,122,389,052
End of period (including undistributed net investment income of $39,100,901 and undistributed net investment income of $14,719,416, respectively)	$ 12,286,819,548	$ 11,761,298,950

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Equity-Income

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.31	$ 11.80	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.16	.32	.25	.03
Net realized and unrealized gain (loss)	.52	.87	1.50	.56
Total from investment operations	.68	1.19	1.75	.59
Distributions from net investment income	(.14)	(.28)	(.24)	(.02)
Distributions from net realized gain	(.19)	(.40)	(.28)	-
Total distributions	(.33)	(.68)	(.52)	(.02)
Net asset value, end of period	$ 12.66	$ 12.31	$ 11.80	$ 10.57
Total ReturnB, C	5.52%	9.91%	16.57%	5.89%
Ratios to Average Net Assets E, H
Expenses before reductions	.62%A	.63%	.65%	.68%A
Expenses net of fee waivers, if any	.62%A	.63%	.65%	.68%A
Expenses net of all reductions	.61%A	.63%	.65%	.59%A
Net investment income (loss)	2.55%A	2.50%	2.17%	2.17%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,043,408	$ 4,809,405	$ 4,826,469	$ 2,493,356
Portfolio turnover rateF	36% A	38%	42%	47% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 6, 2012 (commencement of operations) to January 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.32	$ 11.80	$ 10.57	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.17	.34	.28	.04
Net realized and unrealized gain (loss)	.51	.88	1.48	.55
Total from investment operations	.68	1.22	1.76	.59
Distributions from net investment income	(.15)	(.30)	(.26)	(.02)
Distributions from net realized gain	(.19)	(.40)	(.28)	-
Total distributions	(.33) I	(.70)	(.53) J	(.02)
Net asset value, end of period	$ 12.67	$ 12.32	$ 11.80	$ 10.57
Total ReturnB, C	5.60%	10.19%	16.75%	5.90%
Ratios to Average Net Assets E, H
Expenses before reductions	.46%A	.46%	.47%	.49%A
Expenses net of fee waivers, if any	.46%A	.46%	.47%	.49%A
Expenses net of all reductions	.46%A	.46%	.47%	.40%A
Net investment income (loss)	2.71%A	2.67%	2.35%	2.35%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,243,412	$ 6,951,894	$ 6,295,920	$ 2,752,016
Portfolio turnover rateF	36%A	38%	42%	47% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 6, 2012 (commencement of operations) to January 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.33 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.187 per share.

J Total distributions of $.53 per share is comprised of distributions from net investment income of $.257 and distributions from net realized gain of $.276 per share.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series Stock Selector Large Cap Value Fund

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	4.3	5.1
Berkshire Hathaway, Inc. Class B	3.7	3.8
Wells Fargo & Co.	3.3	3.2
General Electric Co.	2.9	1.9
Johnson & Johnson	2.5	2.0
Procter & Gamble Co.	2.3	1.5
QUALCOMM, Inc.	2.2	0.0
Goldman Sachs Group, Inc.	2.0	2.0
U.S. Bancorp	1.9	1.8
Capital One Financial Corp.	1.8	1.7
	26.9
Top Five Market Sectors as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	29.1	28.1
Energy	12.7	10.9
Health Care	12.0	13.1
Information Technology	11.3	9.2
Industrials	9.7	8.8
Asset Allocation (% of fund's net assets)
As of July 31, 2015*		As of January 31, 2015**
	Stocks 98.1%		Stocks and Equity Futures 96.1%
	Short-Term Investments and Net Other Assets (Liabilities) 1.9%		Short-Term Investments and Net Other Assets (Liabilities) 3.9%
* Foreign investments	12.3%	** Foreign investments	12.4%

Semiannual Report

Fidelity Series Stock Selector Large Cap Value Fund

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value
CONSUMER DISCRETIONARY - 5.3%
Auto Components - 0.5%
Delphi Automotive PLC	519,349	$ 40,550,770
Household Durables - 0.8%
Whirlpool Corp.	375,500	66,737,615
Media - 1.9%
Liberty Broadband Corp. Class C (a)	700,111	37,476,942
Liberty Media Corp. Class C (a)	329,883	12,436,589
Time Warner, Inc.	241,200	21,235,248
Twenty-First Century Fox, Inc. Class A	2,255,540	77,793,575
		148,942,354
Multiline Retail - 1.7%
Kohl's Corp.	763,140	46,795,745
Target Corp.	1,132,309	92,679,492
		139,475,237
Textiles, Apparel & Luxury Goods - 0.4%
Ralph Lauren Corp.	257,987	32,477,983
TOTAL CONSUMER DISCRETIONARY		428,183,959
CONSUMER STAPLES - 6.8%
Beverages - 0.9%
Coca-Cola Enterprises, Inc.	771,600	39,413,328
Molson Coors Brewing Co. Class B	430,447	30,622,000
		70,035,328
Food & Staples Retailing - 2.6%
Wal-Mart Stores, Inc.	1,608,273	115,763,491
Walgreens Boots Alliance, Inc.	960,125	92,776,879
		208,540,370
Food Products - 1.0%
Bunge Ltd.	415,899	33,209,535
The J.M. Smucker Co.	429,042	47,919,701
		81,129,236
Household Products - 2.3%
Procter & Gamble Co.	2,404,515	184,426,301
TOTAL CONSUMER STAPLES		544,131,235
Common Stocks - continued
	Shares	Value
ENERGY - 12.7%
Energy Equipment & Services - 2.2%
Baker Hughes, Inc.	2,297,800	$ 133,617,070
Dril-Quip, Inc. (a)	682,930	39,889,941
		173,507,011
Oil, Gas & Consumable Fuels - 10.5%
Anadarko Petroleum Corp.	1,533,300	114,000,855
Cabot Oil & Gas Corp.	1,984,700	51,919,752
California Resources Corp.	7,684,600	32,505,858
Chevron Corp.	3,864,014	341,887,956
Diamondback Energy, Inc.	663,300	44,640,090
Imperial Oil Ltd.	2,214,800	81,946,838
Kinder Morgan, Inc.	2,954,000	102,326,560
Phillips 66 Co.	875,800	69,626,100
Stone Energy Corp. (a)	978,400	5,664,936
		844,518,945
TOTAL ENERGY		1,018,025,956
FINANCIALS - 29.1%
Banks - 9.5%
Bank of America Corp.	4,253,200	76,047,216
CIT Group, Inc.	1,717,100	80,772,384
JPMorgan Chase & Co.	609,300	41,755,329
PNC Financial Services Group, Inc.	1,163,600	114,242,248
Popular, Inc. (a)	1,182,810	36,217,642
U.S. Bancorp	3,406,292	153,998,461
Wells Fargo & Co.	4,515,225	261,296,071
		764,329,351
Capital Markets - 3.6%
Franklin Resources, Inc.	1,162,100	52,933,655
Goldman Sachs Group, Inc.	788,078	161,611,155
State Street Corp.	296,146	22,672,938
The Blackstone Group LP	1,216,800	47,759,400
		284,977,148
Consumer Finance - 2.8%
American Express Co.	69,400	5,278,564
Capital One Financial Corp.	1,792,014	145,690,738
Discover Financial Services	1,275,200	71,168,912
		222,138,214
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 3.7%
Berkshire Hathaway, Inc. Class B (a)	2,083,861	$ 297,450,319
Insurance - 7.5%
ACE Ltd.	1,270,280	138,168,356
AFLAC, Inc.	1,245,100	79,748,655
Axis Capital Holdings Ltd.	1,439,765	82,872,873
MetLife, Inc.	1,689,149	94,153,165
Reinsurance Group of America, Inc.	1,020,700	98,517,964
The Chubb Corp.	95,500	11,873,515
The Travelers Companies, Inc.	939,200	99,667,904
		605,002,432
Real Estate Investment Trusts - 1.2%
Annaly Capital Management, Inc.	4,453,665	44,313,967
Equity Residential (SBI)	152,050	11,374,861
General Growth Properties, Inc.	1,150,356	31,220,662
The Macerich Co.	67,921	5,376,626
		92,286,116
Real Estate Management & Development - 0.8%
CBRE Group, Inc. (a)	1,674,029	63,562,881
TOTAL FINANCIALS		2,329,746,461
HEALTH CARE - 12.0%
Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	1,554,300	78,787,467
Medtronic PLC	1,269,836	99,542,444
Teleflex, Inc.	213,600	28,620,264
The Cooper Companies, Inc.	163,600	28,957,200
Zimmer Biomet Holdings, Inc.	253,900	26,423,373
		262,330,748
Health Care Providers & Services - 1.2%
Aetna, Inc.	506,000	57,162,820
HCA Holdings, Inc. (a)	401,900	37,380,719
		94,543,539
Pharmaceuticals - 7.5%
AbbVie, Inc.	398,300	27,884,983
Allergan PLC (a)	341,000	112,922,150
Endo Health Solutions, Inc. (a)	349,713	30,613,876
Jazz Pharmaceuticals PLC (a)	372,795	71,666,111
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Johnson & Johnson	2,030,559	$ 203,482,317
Merck & Co., Inc.	996,600	58,759,536
Pfizer, Inc.	2,817,298	101,591,766
		606,920,739
TOTAL HEALTH CARE		963,795,026
INDUSTRIALS - 9.7%
Aerospace & Defense - 1.6%
L-3 Communications Holdings, Inc.	603,439	69,673,067
Textron, Inc.	730,400	31,918,480
United Technologies Corp.	227,800	22,850,618
		124,442,165
Air Freight & Logistics - 0.8%
FedEx Corp.	358,790	61,503,782
Building Products - 1.2%
Allegion PLC	1,563,121	98,820,510
Construction & Engineering - 0.8%
AECOM Technology Corp. (a)	2,179,244	67,186,083
Industrial Conglomerates - 3.1%
Danaher Corp.	194,000	17,762,640
General Electric Co.	8,929,656	233,064,022
		250,826,662
Machinery - 1.2%
Deere & Co.	515,700	48,769,749
Pall Corp.	192,500	24,341,625
Pentair PLC	410,300	24,950,343
		98,061,717
Road & Rail - 1.0%
CSX Corp.	2,582,941	80,794,394
TOTAL INDUSTRIALS		781,635,313
INFORMATION TECHNOLOGY - 11.3%
Communications Equipment - 3.0%
Cisco Systems, Inc.	2,346,435	66,685,683
QUALCOMM, Inc.	2,657,000	171,084,230
		237,769,913
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.6%
Jabil Circuit, Inc.	2,421,479	$ 49,034,950
Internet Software & Services - 1.0%
Google, Inc. Class A (a)	52,100	34,255,750
Yahoo!, Inc. (a)	1,331,925	48,841,690
		83,097,440
Semiconductors & Semiconductor Equipment - 1.6%
Broadcom Corp. Class A	1,661,451	84,086,035
Marvell Technology Group Ltd.	206,700	2,571,348
Maxim Integrated Products, Inc.	1,167,200	39,731,488
		126,388,871
Software - 1.4%
Oracle Corp.	1,656,600	66,164,604
Symantec Corp.	2,020,905	45,955,380
		112,119,984
Technology Hardware, Storage & Peripherals - 3.7%
EMC Corp.	3,186,297	85,679,526
Hewlett-Packard Co.	4,617,900	140,938,308
Samsung Electronics Co. Ltd.	41,860	42,540,650
Western Digital Corp.	286,600	24,664,796
		293,823,280
TOTAL INFORMATION TECHNOLOGY		902,234,438
MATERIALS - 2.8%
Chemicals - 2.1%
Agrium, Inc.	384,800	39,367,083
Eastman Chemical Co.	797,400	62,516,160
LyondellBasell Industries NV Class A	349,649	32,807,566
Methanex Corp.	692,500	31,208,434
		165,899,243
Containers & Packaging - 0.4%
WestRock Co.	464,500	29,291,370
Metals & Mining - 0.3%
Compass Minerals International, Inc.	326,600	26,128,000
TOTAL MATERIALS		221,318,613
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	3,777,865	$ 131,243,030
Frontier Communications Corp. (d)	5,410,500	25,537,560
Verizon Communications, Inc.	753,700	35,265,623
		192,046,213
UTILITIES - 6.0%
Electric Utilities - 3.2%
Edison International	774,900	46,501,749
Exelon Corp.	2,029,100	65,113,819
ITC Holdings Corp.	956,090	32,296,720
NextEra Energy, Inc.	721,900	75,943,880
OGE Energy Corp.	1,053,200	31,343,232
		251,199,400
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc. (a)	694,700	18,096,935
Multi-Utilities - 2.6%
CMS Energy Corp.	2,218,300	75,998,958
DTE Energy Co.	565,400	45,492,084
Public Service Enterprise Group, Inc.	830,300	34,598,601
Sempra Energy	522,168	53,146,259
		209,235,902
TOTAL UTILITIES		478,532,237
TOTAL COMMON STOCKS (Cost $6,955,031,054)		7,859,649,451
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.03% 10/22/15 (e) (Cost $1,789,867)	$ 1,790,000	1,789,791
Money Market Funds - 3.1%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	245,443,887	$ 245,443,887
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	3,838,000	3,838,000
TOTAL MONEY MARKET FUNDS (Cost $249,281,887)		249,281,887
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $7,206,102,808)		8,110,721,129
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(92,590,154)
NET ASSETS - 100%		$ 8,018,130,975
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,789,791.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 265,879
Fidelity Securities Lending Cash Central Fund	65,768
Total	$ 331,647
Other Information

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 428,183,959	$ 428,183,959	$ -	$ -
Consumer Staples	544,131,235	544,131,235	-	-
Energy	1,018,025,956	1,018,025,956	-	-
Financials	2,329,746,461	2,329,746,461	-	-
Health Care	963,795,026	963,795,026	-	-
Industrials	781,635,313	781,635,313	-	-
Information Technology	902,234,438	902,234,438	-	-
Materials	221,318,613	221,318,613	-	-
Telecommunication Services	192,046,213	192,046,213	-	-
Utilities	478,532,237	478,532,237	-	-
U.S. Government and Government Agency Obligations	1,789,791	-	1,789,791	-
Money Market Funds	249,281,887	249,281,887	-	-
Total Investments in Securities:	$ 8,110,721,129	$ 8,108,931,338	$ 1,789,791	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.7%
Ireland	5.4%
Canada	1.9%
Switzerland	1.7%
Bermuda	1.4%
Others (Individually Less Than 1%)	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series Stock Selector Large Cap Value Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $3,813,760) - See accompanying schedule: Unaffiliated issuers (cost $6,956,820,921)	$ 7,861,439,242
Fidelity Central Funds (cost $249,281,887)	249,281,887
Total Investments (cost $7,206,102,808)		$ 8,110,721,129
Cash		480,117
Receivable for investments sold		38,832,479
Receivable for fund shares sold		332,184
Dividends receivable		8,343,084
Interest receivable		112
Distributions receivable from Fidelity Central Funds		39,715
Other receivables		108,675
Total assets		8,158,857,495

Liabilities
Payable for investments purchased	$ 43,246,859
Payable for fund shares redeemed	88,906,746
Accrued management fee	3,829,268
Payable for daily variation margin for derivative instruments	307,469
Other affiliated payables	551,921
Other payables and accrued expenses	46,257
Collateral on securities loaned, at value	3,838,000
Total liabilities		140,726,520

Net Assets		$ 8,018,130,975
Net Assets consist of:
Paid in capital		$ 6,501,853,092
Undistributed net investment income		58,003,162
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		553,656,667
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		904,618,054
Net Assets		$ 8,018,130,975

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series Stock Selector Large Cap Value Fund
Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2015 (Unaudited)

Series Stock Selector Large Cap Value: Net Asset Value, offering price and redemption price per share ($3,289,306,977 ÷ 254,051,884 shares)	$ 12.95

Class F: Net Asset Value, offering price and redemption price per share ($4,728,823,998 ÷ 364,801,732 shares)	$ 12.96

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2015 (Unaudited)

Investment Income
Dividends		$ 85,134,566
Interest		651
Income from Fidelity Central Funds		331,647
Total income		85,466,864

Expenses
Management fee
Basic fee	$ 22,792,332
Performance adjustment	1,274,689
Transfer agent fees	2,717,477
Accounting and security lending fees	609,236
Custodian fees and expenses	62,842
Independent trustees' compensation	17,429
Audit	28,929
Legal	8,086
Miscellaneous	35,730
Total expenses before reductions	27,546,750
Expense reductions	(297,058)	27,249,692
Net investment income (loss)		58,217,172
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	560,355,404
Foreign currency transactions	30,505
Futures contracts	(688,390)
Total net realized gain (loss)		559,697,519
Change in net unrealized appreciation (depreciation) on: Investment securities	(252,364,450)
Assets and liabilities in foreign currencies	331
Futures contracts	1,037,184
Total change in net unrealized appreciation (depreciation)		(251,326,935)
Net gain (loss)		308,370,584
Net increase (decrease) in net assets resulting from operations		$ 366,587,756

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Series Stock Selector Large Cap Value Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2015 (Unaudited)	Year ended January 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 58,217,172	$ 118,520,723
Net realized gain (loss)	559,697,519	565,833,929
Change in net unrealized appreciation (depreciation)	(251,326,935)	347,788,824
Net increase (decrease) in net assets resulting from operations	366,587,756	1,032,143,476
Distributions to shareholders from net investment income	(13,898,918)	(104,766,110)
Distributions to shareholders from net realized gain	(171,631,149)	(481,547,641)
Total distributions	(185,530,067)	(586,313,751)
Share transactions - net increase (decrease)	(52,800,822)	58,798,629
Total increase (decrease) in net assets	128,256,867	504,628,354

Net Assets
Beginning of period	7,889,874,108	7,385,245,754
End of period (including undistributed net investment income of $58,003,162 and undistributed net investment income of $13,684,908, respectively)	$ 8,018,130,975	$ 7,889,874,108

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series Stock Selector Large Cap Value

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.67	$ 11.96	$ 10.71	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.18	.15	.02
Net realized and unrealized gain (loss)	.49	1.48	1.87	.71
Total from investment operations	.58	1.66	2.02	.73
Distributions from net investment income	(.02)	(.16)	(.13)	(.02)
Distributions from net realized gain	(.27)	(.79)	(.64)	-
Total distributions	(.30) I	(.95)	(.77)	(.02)
Net asset value, end of period	$ 12.95	$ 12.67	$ 11.96	$ 10.71
Total ReturnB, C	4.56%	13.70%	18.81%	7.27%
Ratios to Average Net Assets E, H
Expenses before reductions	.76%A	.72%	.75%	.78%A
Expenses net of fee waivers, if any	.75%A	.72%	.75%	.78%A
Expenses net of all reductions	.75%A	.72%	.75%	.70%A
Net investment income (loss)	1.31%A	1.37%	1.23%	1.39%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,289,307	$ 3,226,266	$ 3,208,521	$ 2,520,689
Portfolio turnover rateF	73% A	55%	66%	44% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 6, 2012 (commencement of operations) to January 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.30 per share is comprised of distributions from net investment income of $.021 and distributions from net realized gain of $.274 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.67	$ 11.97	$ 10.71	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.20	.17	.02
Net realized and unrealized gain (loss)	.49	1.47	1.88	.71
Total from investment operations	.59	1.67	2.05	.73
Distributions from net investment income	(.02)	(.18)	(.15)	(.02)
Distributions from net realized gain	(.27)	(.79)	(.64)	-
Total distributions	(.30) I	(.97)	(.79)	(.02)
Net asset value, end of period	$ 12.96	$ 12.67	$ 11.97	$ 10.71
Total ReturnB, C	4.66%	13.79%	19.09%	7.28%
Ratios to Average Net Assets E, H
Expenses before reductions	.60%A	.55%	.57%	.59%A
Expenses net of fee waivers, if any	.60%A	.55%	.57%	.59%A
Expenses net of all reductions	.59%A	.55%	.57%	.51%A
Net investment income (loss)	1.46%A	1.54%	1.41%	1.58%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,728,824	$ 4,663,608	$ 4,176,725	$ 2,782,347
Portfolio turnover rateF	73% A	55%	66%	44% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 6, 2012 (commencement of operations) to January 31, 2013.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Total distributions of $.30 per share is comprised of distributions from net investment income of $.023 and distributions from net realized gain of $.274 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2015 (Unaudited)

1. Organization.

Fidelity® Series All-Sector Equity Fund, Fidelity® Series Equity-Income Fund and Fidelity® Series Stock Selector Large Cap Value Fund (the Funds) are funds of Fidelity Devonshire Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of the Funds are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. Fidelity Series All-Sector Equity Fund offers Series All-Sector Equity shares and Class F shares. Fidelity Series Equity-Income Fund offers Series Equity-Income shares and Class F shares. Fidelity Series Stock Selector Large Cap Value Fund offers Fidelity Series Stock Selector Large Cap Value shares and Class F shares. All classes have equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

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3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2014, is included at the end of each Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

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3. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Series All-Sector Equity Fund	$ 8,432,247,499	$ 2,642,642,446	$ (328,367,434)	$ 2,314,275,012
Fidelity Series Equity-Income Fund	11,284,612,561	1,115,159,586	(601,190,662)	1,716,350,248
Fidelity Series Stock Selector Large Cap Value Fund	7,213,307,577	1,238,931,129	(341,517,577)	897,413,552

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of

Semiannual Report

3. Significant Accounting Policies - continued

Restricted Securities - continued

these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts and exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and

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Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Series All-Sector Equity Fund
Equity Risk
Futures Contracts (a)	$ 5,288,897	$ 2,713,385
Fidelity Series Equity-Income Fund
Equity Risk
Written Options (a)	$ 16,974,673	$ (9,442,027)
Fidelity Series Stock Selector Large Cap Value Fund
Equity Risk
Futures Contracts (a)	$ (688,390)	$ 1,037,184

(a) A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Fidelity Series All-Sector Equity Fund and Fidelity Series Stock Selector Large Cap Value Fund used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

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4. Derivative Instruments - continued

Futures Contracts - continued

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Fidelity Series Equity-Income Fund (the Fund) used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options" and are representative of volume of activity during the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Options - continued

The following is a summary of the Fund's written options activity:

Written Options	Number of Contracts	Amount of Premiums
Fidelity Series All-Sector Equity Fund
Outstanding at beginning of period	175,015	$ 17,727,597
Options Opened	244,518	20,936,420
Options Exercised	(56,835)	(6,926,007)
Options Closed	(136,637)	(13,005,888)
Options Expired	(98,453)	(7,911,894)
Outstanding at end of period	127,608	$ 10,820,228

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Series All-Sector Equity Fund	3,161,599,959	3,408,121,017
Fidelity Series Equity-Income Fund	2,885,068,697	2,160,791,023
Fidelity Series Stock Selector Large Cap Value Fund	2,938,107,963	2,885,172,136

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee for Fidelity Series All-Sector Equity Fund and Fidelity Series Stock Selector Large Cap Value Fund is subject to a performance adjustment (up to a maximum of ± .20% of each applicable Fund's average net assets over a 36 month performance period.) The upward or downward adjustment to the management fee is based on the relative investment performance of Fidelity Series All-Sector Equity Fund as compared to its benchmark index and Fidelity Series Stock Selector Large Cap Value Fund as compared to its benchmark index over the same 36 month performance period. Fidelity Series Stock Selector Large Cap Value Fund's

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6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

performance adjustment took effect in December 2013. Subsequent months will be added until the performance period includes 36 months. For the reporting period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets, including the performance adjustment, if applicable was as follows. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net asset for the reporting and performance periods.

	Individual Rate	Group Rate	Total
Fidelity Series All-Sector Equity Fund	.30%	.25%	.57%
Fidelity Series Equity-Income Fund	.20%	.25%	.45%
Fidelity Series Stock Selector Large Cap Value Fund	.30%	.25%	.58%
Performance Benchmark
Fidelity Series All-Sector Equity Fund	Russell 1000 Index
Fidelity Series Stock Selector Large Cap Value Fund	Russell 1000 Value Index

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund except for Class F. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Fidelity Series All-Sector Equity Fund Series All-Sector Equity	$ 4,228,641.16

Fidelity Series Equity-Income Fund
Series Equity-Income	$ 4,079,932.16

Fidelity Series Stock Selector Large Cap Value Fund
Series Stock Selector Large Cap Value	$ 2,717,477.16

* Annualized

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Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Series All-Sector Equity Fund	$ 48,470
Fidelity Series Equity-Income Fund	38,793
Fidelity Series Stock Selector Large Cap Value Fund	81,922

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Series All-Sector Equity Fund	$ 8,302
Fidelity Series Equity-Income Fund	9,522
Fidelity Series Stock Selector Large Cap Value Fund	6,374

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the

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8. Security Lending - continued

loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity was as follows:

	Total Security Lending Income	Security Lending Income From Securities Loaned to FCM	Value of Securities Loaned to FCM at Period End
Fidelity Series All-Sector Equity Fund	$ 185,119	$ 9	$ -
Fidelity Series Equity-Income Fund	202,073	22,292	4,853,474
Fidelity Series Stock Selector Large Cap Value Fund	65,768	-	-

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Fidelity Series All-Sector Equity Fund	$ 184,368	$ -
Fidelity Series Equity-Income Fund	420,114	263
Fidelity Series Stock Selector Large Cap Value Fund	193,443	-

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Notes to Financial Statements (Unaudited) - continued

9. Expense Reductions - continued

In addition, during the period the investment adviser reimbursed/waived a portion of fund-level operating expenses and a portion of class-level operating expenses as follows:

Fund-Level Amount
Fidelity Series All-Sector Equity Fund	$ 42,859
Fidelity Series Equity-Income Fund	49,569
Fidelity Series Stock Selector Large Cap Value Fund	32,949
Class-Level Amount
Series All-Sector Equity	$ 121,363
Series Equity-Income	97,615
Series Stock Selector Large Cap Value	70,666

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended July 31, 2015	Year ended January 31, 2015
Fidelity Series All-Sector Equity Fund From net investment income
Series All-Sector Equity	$ 5,341,602	$ 41,938,215
Class F	6,706,890	55,479,748
Total	$ 12,048,492	$ 97,417,963
From net realized gain
Series All-Sector Equity	$ 119,651,893	$ 596,722,512
Class F	132,559,711	637,697,935
Total	$ 252,211,604	$ 1,234,420,447
Fidelity Series Equity-Income Fund
From net investment income
Series Equity-Income	$ 54,982,621	$ 110,133,693
Class F	85,419,547	166,742,606
Total	$ 140,402,168	$ 276,876,299
From net realized gain
Series Equity-Income	$ 72,867,919	$ 153,823,336
Class F	106,819,858	221,262,237
Total	$ 179,687,777	$ 375,085,573

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10. Distributions to Shareholders - continued

	Six months ended July 31, 2015	Year ended January 31, 2015
Fidelity Series Stock Selector Large Cap Value Fund
From net investment income
Series Stock Selector Large Cap Value	$ 5,334,800	$ 39,794,518
Class F	8,564,118	64,971,592
Total	$ 13,898,918	$ 104,766,110
From net realized gain
Series Stock Selector Large Cap Value	$ 69,606,436	$ 198,498,975
Class F	102,024,713	283,048,666
Total	$ 171,631,149	$ 481,547,641

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended July 31, 2015	Year ended January 31, 2015	Six months ended July 31, 2015	Year ended January 31, 2015
Fidelity Series All-Sector Equity Fund Series All-Sector Equity Fund
Shares sold	13,201,742	18,418,887	$ 189,485,791	$ 268,880,052
Reinvestment of distributions	8,896,334	45,176,462	124,993,495	638,660,727
Shares redeemed	(25,930,132)	(75,180,303)	(372,825,950)	(1,093,353,274)
Net increase (decrease)	(3,832,056)	(11,584,954)	$ (58,346,664)	$ (185,812,495)
Class F
Shares sold	21,583,883	46,138,115	$ 309,895,008	$ 674,566,426
Reinvestment of distributions	9,919,274	49,050,976	139,266,601	693,177,683
Shares redeemed	(36,581,715)	(69,965,632)	(523,910,092)	(1,015,150,800)
Net increase (decrease)	(5,078,558)	25,223,459	$ (74,748,483)	$ 352,593,309
Fidelity Series Equity-Income Fund
Series Equity-Income
Shares sold	18,381,801	32,068,255	$ 234,340,791	$ 406,572,363
Reinvestment of distributions	10,178,269	20,595,627	127,850,540	263,957,029
Shares redeemed	(20,890,980)	(71,122,813)	(266,775,555)	(904,990,797)
Net increase (decrease)	7,669,090	(18,458,931)	$ 95,415,776	$ (234,461,405)

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Notes to Financial Statements (Unaudited) - continued

11. Share Transactions - continued

	Shares		Dollars
	Six months ended July 31, 2015	Year ended January 31, 2015	Six months ended July 31, 2015	Year ended January 31, 2015
Fidelity Series Equity-Income Fund
Class F
Shares sold	39,503,396	93,430,910	$ 505,496,738	$ 1,188,259,047
Reinvestment of distributions	15,301,232	30,245,360	192,239,405	388,004,843
Shares redeemed	(47,460,024)	(92,636,353)	(604,811,545)	(1,185,527,939)
Net increase (decrease)	7,344,604	31,039,917	$ 92,924,598	$ 390,735,951
Fidelity Series Stock Selector Large Cap Value Fund
Series Stock Selector Large Cap Value
Shares sold	9,911,290	18,544,523	$ 130,388,911	$ 238,819,981
Reinvestment of distributions	5,845,650	18,265,484	74,941,236	238,293,493
Shares redeemed	(16,430,513)	(50,307,863)	(215,691,078)	(655,771,173)
Net increase (decrease)	(673,573)	(13,497,856)	$ (10,360,931)	$ (178,657,699)
Class F
Shares sold	22,763,376	60,449,768	$ 300,222,796	$ 782,573,497
Reinvestment of distributions	8,619,550	26,648,875	110,588,831	348,020,258
Shares redeemed	(34,592,301)	(68,082,666)	(453,251,518)	(893,137,427)
Net increase (decrease)	(3,209,375)	19,015,977	$ (42,439,891)	$ 237,456,328

12. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series All-Sector Equity Fund
Fidelity Series Equity-Income Fund
Fidelity Series Stock Selector Large Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2015 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

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The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and information security and to increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there were portfolio management changes for Fidelity Series All-Sector Equity Fund in October 2012 and June 2013 and for Fidelity Series Stock Selector Large Cap Value Fund in March 2013 and April 2013.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

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Fidelity Series All-Sector Equity Fund

Fidelity Series Equity-Income Fund

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Series Stock Selector Large Cap Value Fund

The Board also considered that each fund's (except Fidelity Series Equity-Income Fund's) management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for each fund's shareholders and helps to more closely align the interests of FMR and the shareholders of each fund.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." For Fidelity Series Equity-Income Fund, the Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to a fund's performance adjustment (if applicable), relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked and the impact of a fund's performance adjustment (if applicable), is also included in the charts and considered by the Board.

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Fidelity Series All-Sector Equity Fund

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The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

Fidelity Series Equity-Income Fund

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Semiannual Report

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

Fidelity Series Stock Selector Large Cap Value Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

Furthermore, the Board considered that shareholders of Fidelity Series All-Sector Equity Fund approved a prospective change in the index used to calculate the fund's performance adjustment, beginning April 1, 2013. The Board also considered that, because the performance adjustment is based on a rolling 36-month measurement period, during a transition period the fund's performance is compared to a blended index return that reflects the performance of the former index for the portion of the measurement period prior to April 1, 2013 and the performance of the current index for the remainder of the measurement period. The Board noted that the fund's performance adjustments for 2013 and 2014 shown in the chart above reflect the effect of using the blended index return to calculate the fund's performance adjustment.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of Fidelity Series All-Sector Equity Fund's and Fidelity Series Stock Selector Large Cap Value Fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class of each fund ranked below its competitive median for 2014.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Semiannual Report

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although each fund is offered only to other Fidelity funds, it continues to incur investment management expenses. The Board further noted that each fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins, with particular focus on certain funds with negative margins; (vi) the realization of fall-out benefits in certain Fidelity business units; (vii) economies of scale and the way in which they are shared with fund shareholders; (viii) Fidelity's group fee structures, including the group fee schedule of breakpoints; (ix) the impact of cost containment measures on the funds; and (x) the transfer agent fee structure.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodians

The Northern Trust Company

Chicago, IL
Fidelity Series All-Sector Equity Fund and Fidelity Series Equity-Income Fund

State Street Bank & Trust Company

Quincy, MA
Fidelity Series Stock Selector Large Cap Value Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

EDT-LDT-SANN-0915
1.956974.102

Fidelity Advisor®

Series Equity-Income Fund

and

Fidelity Advisor

Series Stock Selector Large Cap Value Fund

Semiannual Report

July 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Fidelity Advisor® Series Equity-Income Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Advisor Series Stock Selector Large Cap Value Fund
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the Financial Statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

Semiannual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2015 to July 31, 2015).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

	Annualized Expense RatioB	Beginning Account Value February 1, 2015	Ending Account Value July 31, 2015	Expenses Paid During Period* February 1, 2015 to July 31, 2015
Fidelity Advisor Series Equity-Income Fund	.66%
Actual		$ 1,000.00	$ 1,054.70	$ 3.36
HypotheticalA		$ 1,000.00	$ 1,021.52	$ 3.31
Fidelity Advisor Series Stock Selector Large Cap Value Fund	.79%
Actual		$ 1,000.00	$ 1,045.70	$ 4.01
HypotheticalA		$ 1,000.00	$ 1,020.88	$ 3.96

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Fidelity Advisor Series Equity-Income Fund

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Johnson & Johnson	4.9	4.6
General Electric Co.	4.5	3.7
JPMorgan Chase & Co.*	4.2	3.6
Chevron Corp.	4.0	3.9
Wells Fargo & Co.	3.7	3.5
Procter & Gamble Co.	2.7	2.8
United Parcel Service, Inc. Class B	2.5	2.3
Verizon Communications, Inc.	2.2	2.1
MetLife, Inc.	2.1	1.6
Cisco Systems, Inc.*	1.9	2.3
	32.7
* Security or a portion of the security is pledged as collateral for call options written.
Top Five Market Sectors as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	29.4	25.3
Information Technology	11.6	10.6
Industrials	11.6	11.1
Health Care	10.2	9.8
Energy	9.9	9.0
Asset Allocation (% of fund's net assets)
As of July 31, 2015*		As of January 31, 2015**
Stocks 99.2%		Stocks 92.5%
Short-Term Investments and Net Other Assets (Liabilities) 0.8%		Short-Term Investments and Net Other Assets (Liabilities) 7.5%
* Foreign investments	5.4%	** Foreign investments	3.8%
* Written Options	(0.1)%	** Written Options	(0.1)%

Semiannual Report

Fidelity Advisor Series Equity-Income Fund

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 8.4%
Automobiles - 0.8%
General Motors Co.	449,600	$ 14,166,896
Hotels, Restaurants & Leisure - 1.7%
Dunkin' Brands Group, Inc.	74,800	4,030,972
McDonald's Corp.	188,027	18,776,376
Yum! Brands, Inc.	89,181	7,826,525
		30,633,873
Household Durables - 0.5%
M.D.C. Holdings, Inc.	146,500	4,374,490
Tupperware Brands Corp.	90,500	5,291,535
		9,666,025
Leisure Products - 0.5%
Mattel, Inc.	401,100	9,309,531
Media - 1.8%
Comcast Corp. Class A	461,228	28,785,239
Viacom, Inc. Class B (non-vtg.)	55,100	3,140,700
		31,925,939
Multiline Retail - 2.2%
Kohl's Corp.	91,602	5,617,035
Macy's, Inc.	139,800	9,654,588
Target Corp.	311,797	25,520,584
		40,792,207
Specialty Retail - 0.9%
Foot Locker, Inc.	129,941	9,167,338
GNC Holdings, Inc.	142,800	7,027,188
Stage Stores, Inc.	34,300	603,680
		16,798,206
TOTAL CONSUMER DISCRETIONARY		153,292,677
CONSUMER STAPLES - 9.6%
Beverages - 1.1%
Anheuser-Busch InBev SA NV ADR	40,800	4,877,640
Molson Coors Brewing Co. Class B	147,300	10,478,922
The Coca-Cola Co.	91,600	3,762,928
		19,119,490
Food & Staples Retailing - 3.1%
CVS Health Corp.	271,787	30,567,884
Wal-Mart Stores, Inc.	195,842	14,096,707
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Walgreens Boots Alliance, Inc.	98,686	$ 9,536,028
Whole Foods Market, Inc.	45,000	1,638,000
		55,838,619
Food Products - 1.1%
B&G Foods, Inc. Class A	83,855	2,476,238
Kellogg Co.	163,903	10,845,462
Sanderson Farms, Inc. (d)	28,100	2,023,481
The Hershey Co.	55,500	5,155,395
		20,500,576
Household Products - 2.7%
Procter & Gamble Co.	652,381	50,037,623
Personal Products - 0.2%
Avon Products, Inc.	702,700	3,984,309
Tobacco - 1.4%
Philip Morris International, Inc.	171,831	14,696,705
Reynolds American, Inc. (e)	126,686	10,868,392
		25,565,097
TOTAL CONSUMER STAPLES		175,045,714
ENERGY - 9.9%
Energy Equipment & Services - 0.8%
Ensco PLC Class A	188,345	3,122,760
National Oilwell Varco, Inc.	93,700	3,947,581
Oceaneering International, Inc.	65,500	2,621,310
Schlumberger Ltd.	69,000	5,714,580
		15,406,231
Oil, Gas & Consumable Fuels - 9.1%
Anadarko Petroleum Corp.	153,359	11,402,242
Apache Corp.	255,895	11,735,345
Chevron Corp.	814,369	72,055,369
CONSOL Energy, Inc.	179,306	2,962,135
Foresight Energy LP	119,300	992,576
Golar LNG Ltd.	32,589	1,403,608
Kinder Morgan, Inc.	243,300	8,427,912
Legacy Reserves LP	324,300	2,532,783
Markwest Energy Partners LP	168,547	11,029,716
Noble Energy, Inc.	164,500	5,795,335
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
The Williams Companies, Inc. (e)	527,100	$ 27,662,208
Williams Partners LP	211,251	9,745,009
		165,744,238
TOTAL ENERGY		181,150,469
FINANCIALS - 29.4%
Banks - 15.9%
Bank of America Corp.	982,400	17,565,312
BB&T Corp.	39,500	1,590,665
CIT Group, Inc.	42,000	1,975,680
Comerica, Inc.	297,700	14,119,911
First Niagara Financial Group, Inc.	605,300	5,877,463
FirstMerit Corp.	338,900	6,350,986
JPMorgan Chase & Co. (e)	1,133,930	77,708,223
KeyCorp	461,700	6,851,628
M&T Bank Corp.	263,170	34,514,746
Regions Financial Corp.	1,169,800	12,154,222
SunTrust Banks, Inc.	365,000	16,184,100
U.S. Bancorp	613,621	27,741,805
Wells Fargo & Co.	1,161,649	67,224,628
		289,859,369
Capital Markets - 5.7%
Apollo Investment Corp. (d)	846,400	5,806,304
Ares Capital Corp. (d)	430,752	6,930,800
Ares Management LP	170,657	3,239,070
Greenhill & Co., Inc.	9,111	358,336
KKR & Co. LP	852,028	20,363,469
Morgan Stanley	264,900	10,288,716
Pershing Square Holdings Ltd. (a)	27,730	759,802
State Street Corp.	247,100	18,917,976
The Blackstone Group LP (e)	886,000	34,775,500
TPG Specialty Lending, Inc.	118,122	2,102,572
		103,542,545
Insurance - 5.6%
ACE Ltd.	151,400	16,467,778
Allied World Assur Co. Holdings AG	15,234	643,789
MetLife, Inc.	679,451	37,872,599
Prudential Financial, Inc.	185,692	16,407,745
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
The Chubb Corp.	164,970	$ 20,510,720
The Travelers Companies, Inc.	90,668	9,621,688
		101,524,319
Real Estate Investment Trusts - 2.1%
American Capital Agency Corp.	299,773	5,773,628
Annaly Capital Management, Inc.	569,200	5,663,540
Coresite Realty Corp.	20,233	1,015,697
Cousins Properties, Inc.	243,300	2,525,454
Duke Realty LP	255,400	5,151,418
First Potomac Realty Trust	279,715	3,174,765
Home Properties, Inc.	19,163	1,412,313
Piedmont Office Realty Trust, Inc. Class A	219,700	4,000,737
Retail Properties America, Inc.	103,800	1,511,328
Sabra Health Care REIT, Inc.	64,500	1,764,075
Two Harbors Investment Corp.	314,500	3,214,190
Ventas, Inc.	38,000	2,549,420
		37,756,565
Thrifts & Mortgage Finance - 0.1%
Radian Group, Inc.	163,562	3,019,355
TOTAL FINANCIALS		535,702,153
HEALTH CARE - 10.2%
Biotechnology - 0.8%
Amgen, Inc. (e)	57,600	10,171,584
Baxalta, Inc.	128,224	4,209,594
		14,381,178
Health Care Equipment & Supplies - 2.4%
Baxter International, Inc.	128,224	5,139,218
DENTSPLY International, Inc.	78,700	4,478,817
Medtronic PLC	387,674	30,389,765
St. Jude Medical, Inc.	53,600	3,956,752
		43,964,552
Health Care Providers & Services - 0.0%
Anthem, Inc.	36	5,554
Pharmaceuticals - 7.0%
AbbVie, Inc.	78,500	5,495,785
Johnson & Johnson	894,393	89,627,118
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Pfizer, Inc. (e)	771,036	$ 27,803,558
Teva Pharmaceutical Industries Ltd. sponsored ADR	63,300	4,368,966
		127,295,427
TOTAL HEALTH CARE		185,646,711
INDUSTRIALS - 11.6%
Aerospace & Defense - 1.7%
The Boeing Co.	108,100	15,584,777
United Technologies Corp.	162,600	16,310,406
		31,895,183
Air Freight & Logistics - 2.8%
C.H. Robinson Worldwide, Inc.	72,843	5,109,936
United Parcel Service, Inc. Class B	442,300	45,273,828
		50,383,764
Airlines - 0.0%
Copa Holdings SA Class A	5,300	400,309
Commercial Services & Supplies - 0.5%
KAR Auction Services, Inc.	196,750	7,659,478
Republic Services, Inc.	41,100	1,747,983
		9,407,461
Electrical Equipment - 1.2%
Eaton Corp. PLC	179,400	10,868,052
Emerson Electric Co.	199,600	10,329,300
		21,197,352
Industrial Conglomerates - 4.5%
General Electric Co.	3,141,956	82,005,052
Machinery - 0.8%
Cummins, Inc.	36,400	4,714,892
Deere & Co.	99,600	9,419,172
		14,134,064
Professional Services - 0.1%
Acacia Research Corp.	172,106	1,619,517
TOTAL INDUSTRIALS		211,042,702
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 11.6%
Communications Equipment - 3.2%
Cisco Systems, Inc. (e)	1,246,759	$ 35,432,891
QUALCOMM, Inc.	364,510	23,470,799
		58,903,690
Electronic Equipment & Components - 0.3%
TE Connectivity Ltd.	87,524	5,331,962
Internet Software & Services - 0.5%
Yahoo!, Inc. (a)	221,600	8,126,072
IT Services - 2.6%
IBM Corp.	216,384	35,052,044
Paychex, Inc. (e)	280,996	13,038,214
		48,090,258
Semiconductors & Semiconductor Equipment - 1.9%
Applied Materials, Inc.	701,886	12,184,741
Broadcom Corp. Class A	325,895	16,493,546
Maxim Integrated Products, Inc.	175,400	5,970,616
		34,648,903
Software - 1.1%
Microsoft Corp. (e)	430,200	20,090,340
Technology Hardware, Storage & Peripherals - 2.0%
EMC Corp.	1,060,600	28,519,534
Hewlett-Packard Co.	141,700	4,324,684
Seagate Technology LLC	79,500	4,022,700
		36,866,918
TOTAL INFORMATION TECHNOLOGY		212,058,143
MATERIALS - 1.2%
Chemicals - 0.3%
LyondellBasell Industries NV Class A	53,700	5,038,671
Tronox Ltd. Class A	123,700	1,358,226
		6,396,897
Containers & Packaging - 0.5%
Packaging Corp. of America	73,800	5,224,302
WestRock Co.	60,200	3,796,212
		9,020,514
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.	251,341	$ 2,953,257
Nucor Corp.	85,100	3,756,314
		6,709,571
TOTAL MATERIALS		22,126,982
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 3.7%
AT&T, Inc.	783,691	27,225,425
Verizon Communications, Inc.	853,890	39,953,513
		67,178,938
UTILITIES - 3.6%
Electric Utilities - 3.5%
American Electric Power Co., Inc.	102,445	5,795,314
Entergy Corp.	75,900	5,390,418
Exelon Corp.	587,100	18,840,039
PPL Corp.	499,000	15,873,190
Southern Co.	410,134	18,345,294
		64,244,255
Independent Power and Renewable Electricity Producers - 0.1%
NRG Yield, Inc. Class C	67,900	1,309,791
Talen Energy Corp. (a)	14,590	229,501
		1,539,292
TOTAL UTILITIES		65,783,547
TOTAL COMMON STOCKS (Cost $1,647,642,321)		1,809,028,036
Money Market Funds - 1.9%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	23,024,984	$ 23,024,984
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	12,284,500	12,284,500
TOTAL MONEY MARKET FUNDS (Cost $35,309,484)		35,309,484
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $1,682,951,805)		1,844,337,520
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(20,217,213)
NET ASSETS - 100%		$ 1,824,120,307
Written Options
	Expiration Date/Exercise Price	Number of Contracts	Premium	Value
Call Options
Amgen, Inc.	10/16/15 - $185.00	288	$ 91,881	$ (117,360)
Cisco Systems, Inc.	8/21/15 - $30.00	6,233	306,220	(168,291)
JPMorgan Chase & Co.	8/21/15 - $67.50	3,136	594,794	(536,256)
Microsoft Corp.	8/21/15 - $50.00	1,075	72,023	(4,300)
Paychex, Inc.	9/18/15 - $52.50	1,866	82,195	(4,665)
Pfizer, Inc.	8/21/15 - $35.00	4,416	282,794	(490,176)
Reynolds American, Inc.	8/21/15 - $80.00	510	44,032	(298,350)
The Blackstone Group LP	9/18/15 - $45.00	921	55,793	(7,368)
The Williams Companies, Inc.	11/20/15 - $52.50	846	105,155	(372,240)
TOTAL WRITTEN OPTIONS	$ 1,634,887	$ (1,999,006)
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $86,323,595.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 44,410
Fidelity Securities Lending Cash Central Fund	30,996
Total	$ 75,406
Other Information

All investments and derivative instruments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Written Options (a)	$ -	$ (1,999,006)
Total Value of Derivatives	$ -	$ (1,999,006)
(a) Gross value is presented in the Statement of Assets and Liabilities in the written options, at value line-item.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Series Equity-Income Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $12,031,042) - See accompanying schedule: Unaffiliated issuers (cost $1,647,642,321)	$ 1,809,028,036
Fidelity Central Funds (cost $35,309,484)	35,309,484
Total Investments (cost $1,682,951,805)		$ 1,844,337,520
Receivable for investments sold		1,909,727
Receivable for fund shares sold		100,341
Dividends receivable		3,301,349
Distributions receivable from Fidelity Central Funds		9,762
Other receivables		31,410
Total assets		1,849,690,109

Liabilities
Payable for investments purchased	$ 5,538,792
Payable for fund shares redeemed	4,706,193
Accrued management fee	684,570
Written options, at value (premium received $1,634,887)	1,999,006
Other affiliated payables	317,334
Other payables and accrued expenses	39,407
Collateral on securities loaned, at value	12,284,500
Total liabilities		25,569,802

Net Assets		$ 1,824,120,307
Net Assets consist of:
Paid in capital		$ 1,600,013,142
Undistributed net investment income		4,831,515
Accumulated undistributed net realized gain (loss) on investments		58,254,054
Net unrealized appreciation (depreciation) on investments		161,021,596
Net Assets, for 143,474,148 shares outstanding		$ 1,824,120,307
Net Asset Value, offering price and redemption price per share ($1,824,120,307 ÷ 143,474,148 shares)		$ 12.71

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Series Equity-Income Fund
Financial Statements - continued

Statement of Operations

Six months ended July 31, 2015 (Unaudited)

Investment Income
Dividends		$ 29,743,554
Income from Fidelity Central Funds		75,406
Total income		29,818,960

Expenses
Management fee	$ 4,198,644
Transfer agent fees	1,630,773
Accounting and security lending fees	287,844
Custodian fees and expenses	27,954
Independent trustees' compensation	3,927
Audit	31,754
Legal	1,820
Miscellaneous	9,700
Total expenses before reductions	6,192,416
Expense reductions	(106,203)	6,086,213
Net investment income (loss)		23,732,747
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	54,520,662
Written options	2,579,443
Total net realized gain (loss)		57,100,105
Change in net unrealized appreciation (depreciation) on: Investment securities	20,086,900
Written options	(1,420,015)
Total change in net unrealized appreciation (depreciation)		18,666,885
Net gain (loss)		75,766,990
Net increase (decrease) in net assets resulting from operations		$ 99,499,737

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended July 31, 2015 (Unaudited)	Year ended January 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,732,747	$ 46,444,023
Net realized gain (loss)	57,100,105	76,330,460
Change in net unrealized appreciation (depreciation)	18,666,885	56,378,377
Net increase (decrease) in net assets resulting from operations	99,499,737	179,152,860
Distributions to shareholders from net investment income	(21,200,075)	(40,800,714)
Distributions to shareholders from net realized gain	(27,032,628)	(55,791,456)
Total distributions	(48,232,703)	(96,592,170)
Share transactions
Proceeds from sales of shares	85,157,169	184,538,581
Reinvestment of distributions	48,232,703	96,592,170
Cost of shares redeemed	(146,982,813)	(348,018,316)
Net increase (decrease) in net assets resulting from share transactions	(13,592,941)	(66,887,565)
Total increase (decrease) in net assets	37,674,093	15,673,125

Net Assets
Beginning of period	1,786,446,214	1,770,773,089
End of period (including undistributed net investment income of $4,831,515 and undistributed net investment income of $2,298,843, respectively)	$ 1,824,120,307	$ 1,786,446,214
Other Information Shares
Sold	6,642,263	14,420,017
Issued in reinvestment of distributions	3,822,518	7,490,111
Redeemed	(11,461,932)	(27,053,069)
Net increase (decrease)	(997,151)	(5,142,941)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.37	$ 11.84	$ 10.60	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.16	.32	.25	.03
Net realized and unrealized gain (loss)	.51	.88	1.49	.59
Total from investment operations	.67	1.20	1.74	.62
Distributions from net investment income	(.15)	(.28)	(.24)	(.02)
Distributions from net realized gain	(.19)	(.39)	(.26)	-
Total distributions	(.33)I	(.67)	(.50)	(.02)
Net asset value, end of period	$ 12.71	$ 12.37	$ 11.84	$ 10.60
Total ReturnB, C	5.47%	9.99%	16.44%	6.18%
Ratios to Average Net AssetsE, H
Expenses before reductions	.66%A	.66%	.68%	.75%A
Expenses net of fee waivers, if any	.66%A	.66%	.68%	.75%A
Expenses net of all reductions	.65%A	.66%	.68%	.68%A
Net investment income (loss)	2.53%A	2.48%	2.15%	2.07%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,824,120	$ 1,786,446	$ 1,770,773	$ 706,012
Portfolio turnover rateF	36%A	39%	44%	34%J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 6, 2012 (commencement of operations) to January 31, 2013.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Total distributions of $.33 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.187 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Series Stock Selector Large Cap Value Fund

Investment Changes (Unaudited)

Top Ten Stocks as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	4.2	5.1
Berkshire Hathaway, Inc. Class B	3.7	3.8
Wells Fargo & Co.	3.2	3.2
General Electric Co.	2.9	1.8
Johnson & Johnson	2.5	2.0
Procter & Gamble Co.	2.2	1.5
QUALCOMM, Inc.	2.1	0.0
Goldman Sachs Group, Inc.	2.0	2.0
U.S. Bancorp	1.9	1.8
Capital One Financial Corp.	1.8	1.7
	26.5
Top Five Market Sectors as of July 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	29.0	28.1
Energy	12.6	11.0
Health Care	12.0	13.1
Information Technology	11.0	9.2
Industrials	9.5	8.8
Asset Allocation (% of fund's net assets)
As of July 31, 2015*		As of January 31, 2015**
	Stocks and Equity Futures 98.3%		Stocks and Equity Futures 96.3%
	Short-Term Investments and Net Other Assets (Liabilities) 1.7%		Short-Term Investments and Net Other Assets (Liabilities) 3.7%
* Foreign investments	12.3%	** Foreign investments	12.3%

Semiannual Report

Fidelity Advisor Series Stock Selector Large Cap Value Fund

Investments July 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
CONSUMER DISCRETIONARY - 5.2%
Auto Components - 0.5%
Delphi Automotive PLC	77,151	$ 6,023,950
Household Durables - 0.8%
Whirlpool Corp.	55,800	9,917,334
Media - 1.8%
Liberty Broadband Corp. Class C (a)	104,006	5,567,441
Liberty Media Corp. Class C (a)	49,100	1,851,070
Time Warner, Inc.	35,800	3,151,832
Twenty-First Century Fox, Inc. Class A	335,160	11,559,668
		22,130,011
Multiline Retail - 1.7%
Kohl's Corp.	113,400	6,953,688
Target Corp.	168,319	13,776,910
		20,730,598
Textiles, Apparel & Luxury Goods - 0.4%
Ralph Lauren Corp.	38,300	4,821,587
TOTAL CONSUMER DISCRETIONARY		63,623,480
CONSUMER STAPLES - 6.6%
Beverages - 0.9%
Coca-Cola Enterprises, Inc.	113,800	5,812,904
Molson Coors Brewing Co. Class B	63,553	4,521,160
		10,334,064
Food & Staples Retailing - 2.5%
Wal-Mart Stores, Inc.	237,282	17,079,558
Walgreens Boots Alliance, Inc.	141,675	13,690,055
		30,769,613
Food Products - 1.0%
Bunge Ltd.	61,366	4,900,075
The J.M. Smucker Co.	63,336	7,073,998
		11,974,073
Household Products - 2.2%
Procter & Gamble Co.	354,685	27,204,340
TOTAL CONSUMER STAPLES		80,282,090
Common Stocks - continued
	Shares	Value
ENERGY - 12.6%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc.	346,600	$ 20,154,790
Dril-Quip, Inc. (a)	102,251	5,972,481
		26,127,271
Oil, Gas & Consumable Fuels - 10.5%
Anadarko Petroleum Corp.	231,000	17,174,850
Cabot Oil & Gas Corp.	298,800	7,816,608
California Resources Corp.	1,156,700	4,892,841
Chevron Corp.	581,686	51,467,579
Diamondback Energy, Inc.	99,800	6,716,540
Imperial Oil Ltd.	333,400	12,335,685
Kinder Morgan, Inc.	444,700	15,404,408
Phillips 66 Co.	131,800	10,478,100
Stone Energy Corp. (a)	146,300	847,077
		127,133,688
TOTAL ENERGY		153,260,959
FINANCIALS - 29.0%
Banks - 9.5%
Bank of America Corp.	646,800	11,564,784
CIT Group, Inc.	265,000	12,465,600
JPMorgan Chase & Co.	90,700	6,215,671
PNC Financial Services Group, Inc.	175,200	17,201,136
Popular, Inc. (a)	177,974	5,449,564
U.S. Bancorp	518,008	23,419,142
Wells Fargo & Co.	679,675	39,332,792
		115,648,689
Capital Markets - 3.5%
Franklin Resources, Inc.	172,900	7,875,595
Goldman Sachs Group, Inc.	118,622	24,325,814
State Street Corp.	45,054	3,449,334
The Blackstone Group LP	183,200	7,190,600
		42,841,343
Consumer Finance - 2.8%
American Express Co.	10,600	806,236
Capital One Financial Corp.	272,586	22,161,242
Discover Financial Services	189,800	10,592,738
		33,560,216
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 3.7%
Berkshire Hathaway, Inc. Class B (a)	316,839	$ 45,225,599
Insurance - 7.5%
ACE Ltd.	189,020	20,559,705
AFLAC, Inc.	186,600	11,951,730
Axis Capital Holdings Ltd.	218,900	12,599,884
MetLife, Inc.	255,251	14,227,691
Reinsurance Group of America, Inc.	153,600	14,825,472
The Chubb Corp.	14,500	1,802,785
The Travelers Companies, Inc.	139,700	14,824,964
		90,792,231
Real Estate Investment Trusts - 1.2%
Annaly Capital Management, Inc.	677,235	6,738,488
Equity Residential (SBI)	22,950	1,716,890
General Growth Properties, Inc.	174,844	4,745,266
The Macerich Co.	10,379	821,602
		14,022,246
Real Estate Management & Development - 0.8%
CBRE Group, Inc. (a)	254,471	9,662,264
TOTAL FINANCIALS		351,752,588
HEALTH CARE - 12.0%
Biotechnology - 0.0%
Prothena Corp. PLC (a)	9	594
Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	234,000	11,861,460
Medtronic PLC	191,183	14,986,835
Teleflex, Inc.	32,200	4,314,478
The Cooper Companies, Inc.	24,600	4,354,200
Zimmer Biomet Holdings, Inc.	38,200	3,975,474
		39,492,447
Health Care Providers & Services - 1.2%
Aetna, Inc.	76,200	8,608,314
HCA Holdings, Inc. (a)	60,500	5,627,105
		14,235,419
Pharmaceuticals - 7.5%
AbbVie, Inc.	59,900	4,193,599
Allergan PLC (a)	51,300	16,987,995
Endo Health Solutions, Inc. (a)	52,667	4,610,469
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Jazz Pharmaceuticals PLC (a)	56,168	$ 10,797,736
Johnson & Johnson	305,705	30,634,698
Merck & Co., Inc.	150,000	8,844,000
Pfizer, Inc.	424,038	15,290,810
		91,359,307
TOTAL HEALTH CARE		145,087,767
INDUSTRIALS - 9.5%
Aerospace & Defense - 1.5%
L-3 Communications Holdings, Inc.	88,948	10,269,936
Textron, Inc.	109,973	4,805,820
United Technologies Corp.	33,638	3,374,228
		18,449,984
Air Freight & Logistics - 0.7%
FedEx Corp.	52,892	9,066,747
Building Products - 1.2%
Allegion PLC	230,371	14,564,055
Construction & Engineering - 0.8%
AECOM Technology Corp. (a)	329,426	10,156,204
Industrial Conglomerates - 3.1%
Danaher Corp.	28,608	2,619,348
General Electric Co.	1,316,863	34,370,124
		36,989,472
Machinery - 1.2%
Deere & Co.	76,088	7,195,642
Pall Corp.	28,400	3,591,180
Pentair PLC	60,500	3,679,005
		14,465,827
Road & Rail - 1.0%
CSX Corp.	380,890	11,914,239
TOTAL INDUSTRIALS		115,606,528
INFORMATION TECHNOLOGY - 11.0%
Communications Equipment - 2.9%
Cisco Systems, Inc.	344,665	9,795,379
QUALCOMM, Inc.	390,300	25,131,417
		34,926,796
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.6%
Jabil Circuit, Inc.	355,521	$ 7,199,300
Internet Software & Services - 1.0%
Google, Inc. Class A (a)	7,600	4,997,000
LendingClub Corp. (d)	9,400	136,394
Yahoo!, Inc. (a)	195,552	7,170,892
		12,304,286
Semiconductors & Semiconductor Equipment - 1.5%
Broadcom Corp. Class A	244,049	12,351,320
Marvell Technology Group Ltd.	31,100	386,884
Maxim Integrated Products, Inc.	171,400	5,834,456
		18,572,660
Software - 1.4%
Oracle Corp.	243,200	9,713,408
Symantec Corp.	296,695	6,746,844
		16,460,252
Technology Hardware, Storage & Peripherals - 3.6%
EMC Corp.	467,803	12,579,223
Hewlett-Packard Co.	678,000	20,692,560
Samsung Electronics Co. Ltd.	6,265	6,366,870
Western Digital Corp.	43,400	3,735,004
		43,373,657
TOTAL INFORMATION TECHNOLOGY		132,836,951
MATERIALS - 2.8%
Chemicals - 2.1%
Agrium, Inc.	58,000	5,933,708
Eastman Chemical Co.	120,100	9,415,840
LyondellBasell Industries NV Class A	52,651	4,940,243
Methanex Corp.	104,400	4,704,925
		24,994,716
Containers & Packaging - 0.4%
WestRock Co.	70,000	4,414,200
Metals & Mining - 0.3%
Compass Minerals International, Inc.	49,200	3,936,000
TOTAL MATERIALS		33,344,916
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.4%
AT&T, Inc.	563,335	$ 19,570,258
Frontier Communications Corp.	806,900	3,808,568
Verizon Communications, Inc.	112,400	5,259,196
		28,638,022
UTILITIES - 5.7%
Electric Utilities - 3.0%
Edison International	112,200	6,733,122
Exelon Corp.	293,800	9,428,042
ITC Holdings Corp.	138,410	4,675,490
NextEra Energy, Inc.	104,500	10,993,400
OGE Energy Corp.	152,500	4,538,400
		36,368,454
Independent Power and Renewable Electricity Producers - 0.2%
Dynegy, Inc. (a)	105,300	2,743,065
Multi-Utilities - 2.5%
CMS Energy Corp.	321,200	11,004,312
DTE Energy Co.	81,900	6,589,674
Public Service Enterprise Group, Inc.	120,200	5,008,734
Sempra Energy	75,632	7,697,825
		30,300,545
TOTAL UTILITIES		69,412,064
TOTAL COMMON STOCKS (Cost $1,041,399,532)		1,173,845,365
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.03% 8/13/15 to 10/22/15 (e) (Cost $329,984)	$ 330,000	329,974
Money Market Funds - 2.7%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	32,922,132	$ 32,922,132
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	139,500	139,500
TOTAL MONEY MARKET FUNDS (Cost $33,061,632)		33,061,632
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $1,074,791,148)		1,207,236,971
NET OTHER ASSETS (LIABILITIES) - 0.5%		5,672,089
NET ASSETS - 100%		$ 1,212,909,060
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
179 ICE Russell 1000 Value Index Contracts (United States)	Sept. 2015	$ 18,073,630	$ (109,800)
The face value of futures purchased as a percentage of net assets is 1.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $329,974.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 37,120
Fidelity Securities Lending Cash Central Fund	8,759
Total	$ 45,879
Other Information

The following is a summary of the inputs used, as of July 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 63,623,480	$ 63,623,480	$ -	$ -
Consumer Staples	80,282,090	80,282,090	-	-
Energy	153,260,959	153,260,959	-	-
Financials	351,752,588	351,752,588	-	-
Health Care	145,087,767	145,087,767	-	-
Industrials	115,606,528	115,606,528	-	-
Information Technology	132,836,951	132,836,951	-	-
Materials	33,344,916	33,344,916	-	-
Telecommunication Services	28,638,022	28,638,022	-	-
Utilities	69,412,064	69,412,064	-	-
U.S. Government and Government Agency Obligations	329,974	-	329,974	-
Money Market Funds	33,061,632	33,061,632	-	-
Total Investments in Securities:	$ 1,207,236,971	$ 1,206,906,997	$ 329,974	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (109,800)	$ (109,800)	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2015. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ -	$ (109,800)
Total Value of Derivatives	$ -	$ (109,800)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	87.7%
Ireland	5.4%
Canada	1.9%
Switzerland	1.7%
Bermuda	1.4%
Others (Individually Less Than 1%)	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Series Stock Selector Large Cap Value Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2015 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $134,943) - See accompanying schedule: Unaffiliated issuers (cost $1,041,729,516)	$ 1,174,175,339
Fidelity Central Funds (cost $33,061,632)	33,061,632
Total Investments (cost $1,074,791,148)		$ 1,207,236,971
Cash		216,348
Receivable for investments sold		5,774,959
Receivable for fund shares sold		6,051,758
Dividends receivable		1,253,064
Distributions receivable from Fidelity Central Funds		4,715
Other receivables		16,895
Total assets		1,220,554,710

Liabilities
Payable for investments purchased	$ 6,405,521
Payable for fund shares redeemed	244,314
Accrued management fee	569,662
Payable for daily variation margin for derivative instruments	44,158
Other affiliated payables	212,562
Other payables and accrued expenses	29,933
Collateral on securities loaned, at value	139,500
Total liabilities		7,645,650

Net Assets		$ 1,212,909,060
Net Assets consist of:
Paid in capital		$ 988,573,431
Undistributed net investment income		7,855,241
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		84,144,405
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		132,335,983
Net Assets, for 92,474,867 shares outstanding		$ 1,212,909,060
Net Asset Value, offering price and redemption price per share ($1,212,909,060 ÷ 92,474,867 shares)		$ 13.12

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended July 31, 2015 (Unaudited)

Investment Income
Dividends		$ 12,816,374
Interest		27
Income from Fidelity Central Funds		45,879
Total income		12,862,280

Expenses
Management fee
Basic fee	$ 3,437,386
Performance adjustment	184,720
Transfer agent fees	1,091,596
Accounting and security lending fees	201,164
Custodian fees and expenses	28,985
Independent trustees' compensation	2,636
Audit	22,354
Legal	1,224
Miscellaneous	5,812
Total expenses before reductions	4,975,877
Expense reductions	(60,900)	4,914,977
Net investment income (loss)		7,947,303
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	84,575,087
Foreign currency transactions	2,767
Futures contracts	66,315
Total net realized gain (loss)		84,644,169
Change in net unrealized appreciation (depreciation) on: Investment securities	(37,247,291)
Assets and liabilities in foreign currencies	50
Futures contracts	107,818
Total change in net unrealized appreciation (depreciation)		(37,139,423)
Net gain (loss)		47,504,746
Net increase (decrease) in net assets resulting from operations		$ 55,452,049

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Advisor Series Stock Selector Large Cap Value Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended July 31, 2015 (Unaudited)	Year ended January 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,947,303	$ 16,687,477
Net realized gain (loss)	84,644,169	83,369,231
Change in net unrealized appreciation (depreciation)	(37,139,423)	57,592,331
Net increase (decrease) in net assets resulting from operations	55,452,049	157,649,039
Distributions to shareholders from net investment income	(1,964,936)	(14,803,468)
Distributions to shareholders from net realized gain	(24,514,912)	(69,796,247)
Total distributions	(26,479,848)	(84,599,715)
Share transactions
Proceeds from sales of shares	54,795,782	148,889,120
Reinvestment of distributions	26,479,848	84,599,715
Cost of shares redeemed	(98,636,666)	(244,662,964)
Net increase (decrease) in net assets resulting from share transactions	(17,361,036)	(11,174,129)
Total increase (decrease) in net assets	11,611,165	61,875,195

Net Assets
Beginning of period	1,201,297,895	1,139,422,700
End of period (including undistributed net investment income of $7,855,241 and undistributed net investment income of $1,872,874, respectively)	$ 1,212,909,060	$ 1,201,297,895
Other Information Shares
Sold	4,119,643	11,462,225
Issued in reinvestment of distributions	2,038,479	6,395,707
Redeemed	(7,407,815)	(18,531,039)
Net increase (decrease)	(1,249,693)	(673,107)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended July 31, 2015	Years ended January 31,
	(Unaudited)	2015	2014	2013 G
Selected Per-Share Data
Net asset value, beginning of period	$ 12.82	$ 12.07	$ 10.72	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.08	.18	.14	.02
Net realized and unrealized gain (loss)	.50	1.50	1.88	.72
Total from investment operations	.58	1.68	2.02	.74
Distributions from net investment income	(.02)	(.16)	(.12)	(.02)
Distributions from net realized gain	(.26)	(.76)	(.55)	-
Total distributions	(.28)	(.93)I	(.67)	(.02)
Net asset value, end of period	$ 13.12	$ 12.82	$ 12.07	$ 10.72
Total ReturnB, C	4.57%	13.70%	18.79%	7.36%
Ratios to Average Net AssetsE, H
Expenses before reductions	.79%A	.75%	.78%	.85%A
Expenses net of fee waivers, if any	.79%A	.75%	.78%	.85%A
Expenses net of all reductions	.78%A	.75%	.78%	.77%A
Net investment income (loss)	1.27%A	1.35%	1.19%	1.25%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,212,909	$ 1,201,298	$ 1,139,423	$ 712,561
Portfolio turnover rateF	74%A	55%	61%	48%J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period December 6, 2012 (commencement of operations) to January 31, 2013.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Total distributions of $.93 per share is comprised of distributions from net investment income of $.163 and distributions from net realized gain of $.762 per share.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended July 31, 2015 (Unaudited)

1. Organization.

Fidelity Advisor® Series Equity-Income Fund and Fidelity Advisor® Series Stock Selector Large Cap Value Fund (the Funds) are funds of Fidelity Devonshire Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. Shares of the Funds are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but do not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, each Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the FMR Fair Value

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level l in the hierarchy. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level l in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level l in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2015, is included at the end of each applicable Fund's Schedule of Investments.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Funds determine the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities
Fidelity Advisor Series Equity-Income Fund	$ 1,684,519,593	$ 250,007,013	$ (90,189,086)	$ 159,817,927
Fidelity Advisor Series Stock Selector Large Cap Value Fund	1,075,837,219	182,499,562	(51,099,810)	131,399,752

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts and exchange-traded options may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Advisor Series Equity-Income Fund
Equity Risk
Written OptionsA	$ 2,579,443	$ (1,420,015)
Fidelity Advisor Series Stock Selector Large Cap Value Fund
Equity Risk
Futures ContractsA	$ 66,315	$ 107,818

A A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Fidelity Advisor Series Stock Selector Large Cap Value Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

Fidelity Advisor Series Equity-Income Fund (the Fund) used exchange-traded written covered call options to manage its exposure to the market. When the Fund writes a covered call option, the Fund holds the underlying instrument which must be delivered to the holder upon the exercise of the option.

Upon entering into a written options contract, the Fund will receive a premium. Premiums received are reflected as a liability on the Statement of Assets and Liabilities. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When a written option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining the gain or loss realized on that investment. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction are greater or less than the premium received. When an option expires, gains and losses are realized to the extent of premiums received. The net realized gain (loss) on closed and expired written options and the change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Writing call options tends to decrease exposure to the underlying instrument and risk of loss is the change in value in excess of the premium received.

Any open options at period end are presented in the Schedule of Investments under the caption "Written Options" and are representative of volume of activity during the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Options - continued

The following is a summary of the Fund's written options activity:

Written Options	Number of Contracts	Amount of Premiums
Outstanding at beginning of period	26,558	$ 2,687,462
Options Opened	36,900	3,161,252
Options Exercised	(8,598)	(1,043,194)
Options Closed	(20,618)	(1,966,955)
Options Expired	(14,951)	(1,203,678)
Outstanding at end of period	19,291	$ 1,634,887

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Series Equity-Income Fund	413,411,568	325,619,023
Fidelity Advisor Series Stock Selector Large Cap Value Fund	439,484,579	453,533,326

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and an annualized group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee for Fidelity Advisor Series Stock Selector Large Cap Value Fund is subject to a performance adjustment (up to a maximum of ± .20% of each applicable Fund's average net assets over a 36 month performance period.) The upward or downward adjustment to the management fee is based on Fidelity Advisor Series Stock Selector Large Cap Value Fund's relative investment performance as compared to its benchmark index over the same 36 month performance period. For the reporting period, each Fund's annualized management fee rate expressed

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

as a percentage of each Fund's average net assets, including the performance adjustment, if applicable was as follows. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net asset for the reporting and performance periods.

	Individual Rate	Group Rate	Total
Fidelity Advisor Series Equity-Income Fund	.20%	.25%	.45%
Fidelity Advisor Series Stock Selector Large Cap Value Fund	.30%	.25%	.58%
Fund Name	Performance Benchmark
Fidelity Advisor Series Stock Selector Large Cap Value Fund	Russell 1000 Value Index

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to the following annualized rates expressed as a percentage of average net assets:

Fidelity Advisor Series Equity-Income Fund	.17%
Fidelity Advisor Series Stock Selector Large Cap Value Fund	.17%

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains each Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. Certain Funds placed a portion of their portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Series Equity-Income Fund	$ 5,526
Fidelity Advisor Series Stock Selector Large Cap Value Fund	12,305

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Fidelity Advisor Series Equity-Income Fund	$ 1,436
Fidelity Advisor Series Stock Selector Large Cap Value Fund	964

During the period, the Funds did not borrow on this line of credit.

8. Security Lending.

Certain Funds lend portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Funds. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Funds may apply collateral received from the borrower against the obligation. The Funds may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Security lending activity was as follows:

	Total Security Lending Income	Security Lending Income From Securities Loaned to FCM
Fidelity Advisor Series Equity-Income Fund	$ 30,996	$ 16
Fidelity Advisor Series Stock Selector Large Cap Value Fund	8,759	-

Semiannual Report

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of Certain Funds include an amount in addition to trade execution, which may be rebated back to the Funds to offset certain expenses. In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Fidelity Advisor Series Equity-Income Fund	$ 64,306	$ 79
Fidelity Advisor Series Stock Selector Large Cap Value Fund	31,346	-

In addition, during the period the investment adviser reimbursed/waived a portion of fund-level operating expenses and a portion of class-level operating expenses as follows:

	Fund-Level Amount	Class-Level Amount
Fidelity Advisor Series Equity-Income Fund	$ 7,437	$ 34,381
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4,959	24,595

10. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Series Equity-Income Fund

Fidelity Advisor Series Stock Selector Large Cap Value Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its July 2015 meeting, the Board unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; and (iv) the extent to which (if any) economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the funds, including the backgrounds of investment personnel of Fidelity, and also considered the funds' investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, and compliance capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds and diversified international funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching active fixed-income exchange-traded funds; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and information security and to increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (x) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (xi) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xii) implementing changes to Fidelity's money market product line in response to recent money market regulatory reforms.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for Fidelity Advisor Series Stock Selector Large Cap Value Fund in April 2013.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for each fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for each fund and an appropriate benchmark index and peer group for the most recent one-year period, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Semiannual Report

Fidelity Advisor Series Equity-Income Fund

Fidelity Advisor Series Stock Selector Large Cap Value Fund

The Board also considered that Fidelity Advisor Series Stock Selector Large Cap Value Fund's management fee is subject to upward or downward adjustment depending upon whether, and to what extent, the fund's investment performance for the performance period exceeds, or is exceeded by, a securities index, thus leading to a performance adjustment for the same period. The Board noted that the performance adjustment provides FMR with a strong economic incentive to seek to achieve superior performance for the fund's shareholders and helps to more closely align the interests of FMR and the shareholders of the fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." For Fidelity Advisor Series Equity-Income Fund, the Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps, and without giving effect to a fund's performance adjustment (if applicable), relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds' actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure without taking into account performance adjustments, if any. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee rate ranked and the impact of a fund's performance adjustment (if applicable), is also included in the charts and considered by the Board.

Semiannual Report

Fidelity Advisor Series Equity-Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014.

Fidelity Advisor Series Stock Selector Large Cap Value Fund

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2014. The Board also noted the effect of the fund's performance adjustment, if any, on the fund's management fee ranking.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and other Fidelity fund boards to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

The Board also noted that, in 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board noted the impact of Fidelity Advisor Series Stock Selector Large Cap Value Fund's performance adjustment. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current total expense ratios of each fund compared to competitive fund median expenses. Each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that each fund's total expense ratio ranked below its competitive median for 2014.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Semiannual Report

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board recognized that each fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although each fund is offered only to other Fidelity funds, it continues to incur investment management expenses. The Board further noted that each fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) the various share classes employed by Fidelity and the attributes of each class, together with similar information on the distribution and servicing payments made by Fidelity or the funds to third-party participants in the distribution channels; (iii) fund profitability, and fund performance in relation to fund profitability; (iv) the methodology with respect to evaluating competitive fund data and peer group classifications and fee comparisons; (v) annual fund profitability margins, with particular focus on certain funds with negative margins; (vi) the realization of fall-out benefits in certain Fidelity business units; (vii) economies of scale and the way in which they are shared with fund shareholders; (viii) Fidelity's group fee structures, including the group fee schedule of breakpoints; (ix) the impact of cost containment measures on the funds; and (x) the transfer agent fee structure.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

FMR Investment Management
(U.K.) Limited

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodians

The Northern Trust Company

Chicago, IL
Fidelity Advisor Series Equity-Income Fund

State Street Bank and Trust Company

Quincy, MA
Fidelity Advisor Series Stock Selector Large Cap Value Fund

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

AEDTI-ALDTI-SANN-0915
1.956893.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Devonshire Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 25, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	September 25, 2015